As filed with the Securities and Exchange Commission on January 28, 2005

                                                      1933 Act Reg. No. 33-21969
                                                     1940 Act File No. 811-05534
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                       ----------------------------------

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                       POST-EFFECTIVE AMENDMENT NO. 29                       [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                              AMENDMENT NO. 32                               [X]

                        ---------------------------------

                           AHA Investment Funds, Inc.

                                  (Registrant)

                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603


                        Telephone Number: (800) 445-1341

Savitri Pai, Esq.                              Alan Goldberg
AHA Investment Funds, Inc.                     Bell, Boyd & Lloyd LLC
190 South LaSalle Street, Suite 2800           Three First National Plaza, #3300
Chicago, Illinois  60603                       Chicago, Illinois 60602
                           (Agents for Service)

                          ----------------------------

                 Amending Parts A, B, and C and filing Exhibits.


             It is proposed that this filing will become effective:

             __   immediately upon filing pursuant to rule 485(b)
             __   on _________________ pursuant to rule 485(b)
             __   60 days after filing pursuant to rule 485(a)(1)
              X   on April 8, 2005 pursuant to rule 485(a)(1)
             __   75 days after filing pursuant to rule 485(a)(2)
             __   on _________________ pursuant to rule 485(a)(2)

                           AHA INVESTMENT FUNDS, INC.
                     AHA LIMITED MATURITY FIXED INCOME FUND
                       AHA FULL MATURITY FIXED INCOME FUND
                                AHA BALANCED FUND
                           AHA DIVERSIFIED EQUITY FUND
                      AHA SOCIALLY RESPONSIBLE EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND

      SUPPLEMENT DATED [APRIL 8, 2005] TO PROSPECTUS DATED [APRIL 8, 2005]




    Shares of AHA International Core Equity Fund are not currently available for purchase as the Fund has not yet commenced operations.

                           AHA INVESTMENT FUNDS, INC.
                     AHA LIMITED MATURITY FIXED INCOME FUND
                       AHA FULL MATURITY FIXED INCOME FUND
                                AHA BALANCED FUND
                           AHA DIVERSIFIED EQUITY FUND
                      AHA SOCIALLY RESPONSIBLE EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND



                                 CLASS I SHARES
                      INSTITUTIONAL SERVICING CLASS SHARES


                               P R O S P E C T U S
                                 [April 8, 2005]



                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603
                                 1-800-445-1341

                                 ---------------

Be sure to read this prospectus before you invest and retain it for future reference. This prospectus presents essential facts about the Funds, including investment strategies, management fees and services available to you as an investor.

The U.S. Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                 ---------------

                                TABLE OF CONTENTS
                                                                            PAGE

INVESTMENTS, RISKS AND PERFORMANCE............................................1

         AHA LIMITED MATURITY FIXED INCOME FUND...............................2

         AHA FULL MATURITY FIXED INCOME FUND..................................5

         AHA BALANCED FUND....................................................8

         AHA DIVERSIFIED EQUITY FUND.........................................11


         AHA SOCIALLY RESPONSIBLE EQUITY FUND................................14


         AHA INTERNATIONAL CORE EQUITY FUND..................................15

PRINCIPAL RISK CONSIDERATIONS................................................17

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS................................20

FEES AND EXPENSES............................................................21

SHAREHOLDER INFORMATION......................................................23

         Pricing of Fund Shares..............................................23

         Investment Minimums.................................................24

         How to Buy Shares...................................................24

         How to Exchange Shares..............................................27

         How to Sell Shares..................................................28

         Policy on Trading of Fund Shares....................................31

         Automatic Redemption of Small Accounts..............................32


         Lost Accounts.......................................................32


         Anti-Money Laundering Compliance....................................33

         Reporting to Shareholders...........................................33

         Distribution and Service Fees.......................................34


         Portfolio Holdings Disclosure.......................................34

MANAGEMENT OF THE FUNDS......................................................34

         Investment Adviser..................................................34

         Investment Managers.................................................35

DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................41

FINANCIAL HIGHLIGHTS.........................................................43

Prior Performance of SKBA....................................................49

Prior Performance of Pyrford.................................................50

                       INVESTMENTS, RISKS AND PERFORMANCE



         Each Fund is a series of AHA Investment Funds, Inc. (the "Funds"). The Funds are designed to provide investors with a broad range of investment choices and strategies and offer three classes of shares: Class A Shares, Class I Shares and Institutional Servicing Class Shares. This prospectus describes Class I Shares and Institutional Servicing Class Shares, which are currently offered to participants in the American Hospital Association Investment Program, member hospitals of the American Hospital Association ("AHA"), their affiliated organizations, insurance funds, and other organizations within the healthcare industry, as well as to employee benefit plans, and pension and profit-sharing plans of health-related and other companies. Class A shares are offered through a separate prospectus directly by the Funds and by broker-dealers and financial institutions that hold such shares for the benefit of their customers, employee benefit plans, and pension and profit-sharing plans.


         The following Fund summaries identify each Fund's investment objective and principal investment strategies. Other investment strategies and techniques are described in the Statement of Additional Information ("SAI").

                     AHA LIMITED MATURITY FIXED INCOME FUND

INVESTMENT OBJECTIVE


The Fund seeks to provide a high level of current income, consistent with the preservation of capital and liquidity. The investment objective of the Fund is fundamental and may not be changed by the board of directors of the Fund (the "Board of Directors") without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in: (i) fixed income securities that the U.S. Government, its agents or instrumentalities issue or guarantee, and (ii) money market instruments and non-convertible fixed income securities of other issuers having one of the three highest ratings of either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P"). Certain securities issued by U.S. Government sponsored entities are not issued or guaranteed by the United States Treasury, even though that entity may be chartered or sponsored by an Act of the U.S. Congress.

The dollar-weighted average maturity of the Fund is normally less than three years. In no event will the dollar-weighted average maturity of the Fund exceed five years. There is no limit on the maturities of individual securities. The Fund's Investment Manager determines which securities to purchase or sell and adjusts the Fund's average maturity based upon a variety of factors aimed at controlling risk while seeking to capture market opportunities. These factors include an analysis of interest rates and yields, the quality of particular securities, and the comparative risks and returns of alternative investments.

The Fund's Investment Manager may sell a security if the security's creditworthiness or rating has deteriorated. However, as long as a security continues to meet the Fund's other criteria, the Fund's Investment Manager is not required to sell a security if the security's rating or credit quality deteriorates after its purchase.


For a more complete description of the securities in which the Fund may invest, please see "Additional Information About Fund Investments" in this Prospectus or "Investment Strategies" in the Fund's SAI.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are listed below.

o    CREDIT RISK

o    INTEREST RATE RISK

o    PREPAYMENT RISK

o    MANAGEMENT RISK

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

PERFORMANCE

         The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

         Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

YEAR-BY-YEAR TOTAL RETURNS (AS OF 12/31 EACH YEAR)
CLASS I SHARES 1

1995  10.54%
1996   4.09%
1997   5.93%
1998   6.31%
1999   2.75%
2000   7.61%
2001   8.19%
2002   5.44%
2003   1.80%
2004


During the periods included in this bar chart, the highest and lowest quarterly returns were ____% and ____%, respectively, for the quarters ended _____________ and ______________. The year-to-date total return as of March 31, 2005 was ____% for Class I Shares.


(1) Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the bar chart represents only the performance of Class I Shares. Institutional Servicing Class Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Institutional Servicing Class Shares will differ from the Class I Shares.


         The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2004. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

         After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/04)
CLASS I SHARES1

ALL RETURNS REFLECT REINVESTED DIVIDENDS.

                                                              1 YEAR            5 YEARS          10 YEARS
                                                              ------            -------          --------
LIMITED MATURITY FIXED INCOME FUND
     Return Before Taxes                                       ____%            ____%            ____%
     Return After Taxes on Distributions                       ____%            ____%            ____%
     Return After Taxes on Distributions
     and Sale of Fund Shares                                   ____%            ____%            ____%

MERRILL LYNCH 1-3 YEAR TREASURY INDEX2                         ____%            ____%            ____%
LEHMAN BROTHERS GOVERNMENT 1-3 YEAR INDEX2                     ____%            ____%            ____%
(reflects no deduction for fees, expenses or taxes)


1 Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the table represents only the performance of Class I Shares. Institutional Servicing Class Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Institutional Servicing Class Shares will differ from the Class I Shares.

2 Performance was previously compared against the Lehman Brothers Government 1-3
  Year Index but was changed to the Merrill Lynch 1-3 Year Treasury Index because it is a more appropriate benchmark. The Merrill Lynch 1-3 Year Treasury Index is a subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. This index is available on a monthly basis in price-only and total return versions. The value was set at 100 on 12/31/1975. The Lehman Brothers Government 1-3 Year Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. Lehman Brothers Government 1-3 Year Index is a trademark of Lehman Brothers, Inc.

                       AHA FULL MATURITY FIXED INCOME FUND

INVESTMENT OBJECTIVE


The Fund seeks to provide the highest level of income consistent with long-term preservation of capital. The investment objective of the Fund is fundamental and may not be changed by the Board of Directors without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

The Fund uses multiple Investment Managers that each use distinct investment strategies to achieve the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in: (i) fixed income securities that the U.S. Government, its agents or instrumentalities issue or guarantee, and (ii) money market instruments and non-convertible fixed income securities of other issuers having one of the three highest ratings of Moody's or S&P. The Fund may invest up to 20% of its total assets at the time of purchase in securities that Moody's rates Baa or S&P rates BBB or which, if not rated, the Fund's Investment Managers determine are of comparable quality. Certain securities issued by U.S. Government sponsored entities are not issued or guaranteed by the United States Treasury, even though that entity may be chartered or sponsored by an Act of the U.S. Congress.

The Fund has no minimum or maximum maturity for the securities it may purchase. The Fund's Investment Managers may vary the average maturity of the Fund's assets substantially and make buy and sell decisions based upon their individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments.

The Fund's Investment Managers may sell a portfolio holding if the security's creditworthiness or rating has deteriorated. However, so long as a security continues to meet the Fund's other criteria, the Investment Manager is not required to sell a security if the security's rating or credit quality deteriorates after its purchase.


For a more complete description of the securities in which the Fund may invest, please see "Additional Information About Fund Investments" in this Prospectus or "Investment Strategies" in the Fund's SAI.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are listed below.

o   CREDIT RISK

o   INTEREST RATE RISK

o   PREPAYMENT RISK

o   MANAGEMENT RISK

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

PERFORMANCE

         The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

         Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

YEAR-BY-YEAR TOTAL RETURNS (AS OF 12/31 EACH YEAR)
CLASS I SHARES1

1995   17.18%
1996    2.24%
1997    9.36%
1998    8.11%
1999   -1.48%
2000   10.72%
2001    7.97%
2002    8.84%
2003    4.62%
2004


During the periods included in this bar chart, the highest and lowest quarterly returns were ____% and ____%, respectively, for the quarters ended _____________ and _____________. The year-to-date total return as of March 31, 2005 was ____% for Class I Shares.


(1) Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the bar chart represents only the performance of Class I Shares. Institutional Servicing Class Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Institutional Servicing Class Shares will differ from the Class I Shares.


         The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2004. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on

Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

         After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.



AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/04)
CLASS I SHARES 1

ALL RETURNS REFLECT REINVESTED DIVIDENDS.
                                                              1 YEAR            5 YEARS          10 YEARS
                                                              ------            -------          --------
FULL MATURITY FIXED INCOME FUND
     Return Before Taxes                                       ____%            ____%            ____%
     Return After Taxes on Distributions                       ____%            ____%            ____%
     Return After Taxes on Distributions
     and Sale of Fund Shares                                   ____%            ____%            ____%

LEHMAN BROTHERS GOVERNMENT/CORPORATE 2
     INTERMEDIATE TOTAL RETURN INDEX                           ____%            ____%            ____%
LEHMAN BROTHERS AGGREGATE BOND INDEX 2                         ____%            ____%            ____%
(reflects no deduction for fees, expenses or taxes)


1 Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the table represents only the performance of Class I Shares. Institutional Servicing Class Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Institutional Servicing Class Shares will differ from the Class I Shares.

2 Performance was previously compared against the Lehman Brothers Aggregate Bond
  Index but was changed to the Lehman Brothers Government/Corporate Intermediate Total Return Index because it is a more appropriate benchmark. The Lehman Brothers Government/Corporate Intermediate Total Return Index is a total return index consisting of investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years. The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. The Lehman Brothers Aggregate Bond Index and Lehman Brothers Government/Corporate Intermediate Total Return Index are trademarks of Lehman Brothers, Inc.

                                AHA BALANCED FUND

INVESTMENT OBJECTIVE


The Fund seeks to provide a combination of growth of capital and income. The investment objective of the Fund is fundamental and may not be changed by the Board of Directors without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

The Fund uses multiple Investment Managers to obtain expertise in both the equity and fixed-income markets to achieve the Fund's investment objective.

Under normal circumstances, the Fund invests no more than 75% of its net assets (at market value at the time of purchase) in common stocks that the Fund's Investment Managers believe offer long-term growth and/or income potential and at least 25% of its net assets in fixed income securities, some of which may be convertible into common stocks. Fixed income investments may include U.S. Government Securities, non-convertible debt of "investment grade" quality (e.g., that Moody's has rated Baa or higher or S&P has rated BBB or higher) and money market instruments. The Fund has no restrictions on market capitalization.

The Fund's Investment Managers pursue the Fund 's objectives in a way that seeks to reduce the magnitude and rapidity of short term movements in the net asset value of its shares. For the fixed income portion of the Fund, the Fund's Investment Managers may vary the average maturity of the Fund 's assets substantially and make buy and sell decisions based upon their individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. The Fund has no restrictions concerning the minimum or maximum maturity of its fixed income investments.

For the equity portion of the Fund, the investment strategies of the Fund's Investment Managers will differ, but typically will emphasize securities that have one or more of the following characteristics:

     o prices they believe are significantly below the intrinsic value of the company;

     o   favorable prospects for earnings growth;

     o   above average return on equity and dividend yield; and

     o   sound overall financial condition of the issuer.

An Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or more attractive investment alternatives are identified.


For a more complete description of the securities in which the Fund may invest, please see "Additional Information About Fund Investments" in this Prospectus or "Investment Strategies" in the Fund's SAI.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are listed below.

o    MARKET RISK


o    COMMON STOCK RISK

o     CREDIT RISK

o     INTEREST RATE RISK

o     PREPAYMENT RISK

o     MANAGEMENT RISK

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

PERFORMANCE

         The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

         Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

YEAR-BY-YEAR TOTAL RETURNS (AS OF 12/31 EACH YEAR)
CLASS I SHARES1

1995  25.02%
1996  18.05%
1997  24.45%
1998   8.83%
1999  15.43%
2000   1.61%
2001   1.27%
2002 -11.18%
2003  19.36%
2004



During the periods included in this bar chart, the highest and lowest quarterly returns were ____% and ____%, respectively, for the quarters ended _____________ and _____________. The year-to-date total return as of March 31, 2005 was ____% for Class I Shares.


(1) Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the bar chart represents only the performance of Class I Shares. Institutional Servicing Class Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Institutional Servicing Class Shares will differ from the Class I Shares.


         The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2004. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

         After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.



AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/04)
CLASS I SHARES 1

ALL RETURNS REFLECT REINVESTED DIVIDENDS.

                                                              1 YEAR            5 YEARS          10 YEARS
                                                              ------            -------          --------
BALANCED FUND
     Return Before Taxes                                      ____%              ____%              ____%
     Return After Taxes on Distributions                      ____%              ____%              ____%
     Return After Taxes on Distributions
     and Sale of Fund Shares                                  ____%              ____%              ____%

S&P 500(R) STOCK INDEX 2                                      ____%              ____%              ____%
(reflects no deduction for fees, expenses or taxes)
LEHMAN BROTHERS AGGREGATE BOND INDEX 2                         ____%             ____%              ____%
(reflects no deduction for fees, expenses or taxes)


1 Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the table represents only the performance of Class I Shares. Institutional Servicing Class Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Institutional Servicing Class Shares will differ from the Class I Shares.

2 The S&P 500(R) Stock Index is a broad market-weighted average of U.S.
  blue-chip companies. The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. S&P 500(R) Stock Index is a registered trademark of McGraw-Hill, Inc. The Lehman Brothers Aggregate Bond Index is a trademark of Lehman Brothers, Inc.

                           AHA DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE


The Fund seeks to provide long-term capital growth. The investment objective of the Fund is fundamental and may not be changed by the Board of Directors without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

The Fund uses multiple Investment Managers that each use distinct investment styles and research techniques to achieve the Fund's investment objective.


Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in common stocks that are diversified among various industries and market sectors. The Fund may also invest up to 20% of its net assets at the time of purchase in fixed income securities, including money market instruments having one of the three highest ratings of Moody's or S&P. The Fund has no restrictions on market capitalization.


The investment strategies of the Fund's Investment Managers will differ, but typically will emphasize securities that have one or more of the following characteristics:

    o prices they believe to be significantly below the intrinsic value of the company;

    o    favorable prospects for earnings growth;

    o    above average return on equity and dividend yield; and

    o    sound overall financial condition of the issuer.

An Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or more attractive investment alternatives are identified.

For a more complete description of the securities in which the Fund may invest, please see "Additional Information About Fund Investments" in this Prospectus or "Investment Strategies" in the Fund's SAI.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are listed below.

    o    MARKET RISK


    o    COMMON STOCK RISK

    o    CREDIT RISK

    o    INTEREST RATE RISK

    o    PREPAYMENT RISK

    o    MANAGEMENT RISK

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

PERFORMANCE

         The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

         Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

YEAR-BY-YEAR TOTAL RETURNS (AS OF 12/31 EACH YEAR)
CLASS I SHARES1

1995 33.73%
1996 23.35%
1997 33.64%
1998 16.67%
1999 20.98%
2000 -2.92%
2001 -2.05%
2002 -19.59%
2003 29.17%
2004


During the periods included in this bar chart, the highest and lowest quarterly returns were ____% and ____%, respectively, for the quarters ended _____________ and _____________. The year-to-date total return as of March 31, 2005 was ____% for Class I Shares.


(1) Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the bar chart represents only the performance of Class I Shares. Institutional Servicing Class Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Institutional Servicing Class Shares will differ from the Class I Shares.


         The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2004. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

         After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/04)
CLASS I SHARES 1

ALL RETURNS REFLECT REINVESTED DIVIDENDS.

                                                              1 YEAR            5 YEARS          10 YEARS
                                                              ------            -------          --------
DIVERSIFIED EQUITY FUND
     Return Before Taxes                                      ____%              ____%           ____%
     Return After Taxes on Distributions                      ____%              ____%            ____%
     Return After Taxes on Distributions
     and Sale of Fund Shares                                  ____%              ____%            ____%

S&P 500(R) STOCK INDEX 2                                      ____%             ____%            ____%
(reflects no deduction for fees, expenses or taxes)
RUSSELL 1000(R) VALUE INDEX 2                                 ____%              ____%           ____%
(reflects no deduction for fees, expenses or taxes)


1 Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the table represents only the performance of Class I Shares. Institutional Servicing Class Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Institutional Servicing Class Shares will differ from the Class I Shares.

2 The S&P 500(R) Stock Index is a broad market-weighted average of U.S.
  blue-chip companies. The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. S&P 500(R) Stock Index is a registered trademark of McGraw-Hill, Inc. Russell 1000(R) Value Index is a registered trademark of The Frank Russell Company.

                      AHA SOCIALLY RESPONSIBLE EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of investment) in common stocks of U.S. issuers that meet certain socially responsible criteria. The Fund invests in securities that have a market capitalization greater than $1 billion at the time of purchase.

The Fund invests with an investment process that considers the social profile of the company, both positive and negative, within the context of rigorous financial analysis. The Fund screens a company's involvement in tobacco, alcohol, gambling, abortion, weaponry, and nuclear power. See "Additional Information About Fund Investments - Investment Selection Process."

The Investment Manager may determine to sell a security when its target value is realized, the company has a deteriorating social profile, its financial fundamentals deteriorate, changing circumstances effect the original reasons for a security's purchase, or it identifies more attractive investment alternatives.

For a more complete description of the securities in which the Fund may invest, please see "Additional Information About Fund Investments" in this Prospectus or "Investment Strategies" in the Fund's SAI.

PRINCIPAL INVESTMENT RISKS

o   Common Stock Risk

o   Large-sized Company Risk

o   Medium-sized Company Risk

o   Management Risk

o   Market Risk

PERFORMANCE

Performance information for the Fund has not been presented because the Fund commenced operations on January 1, 2005 and therefore has not been in operation for a full calendar year as of the date of this Prospectus.

                       AHA INTERNATIONAL CORE EQUITY FUND

INVESTMENT OBJECTIVE


The Fund seeks to provide long-term capital appreciation. The investment objective of the Fund is fundamental and may not be changed by the Board of Directors without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (at market value at the time of purchase), in the common stock and depository receipts of foreign issuers domiciled in developed countries within Europe, Australia and the Far East. The Fund also may invest up to 20% of its net assets in fixed income securities, including money market instruments having one of the three highest ratings of Moody's or S&P.

The Fund buys and sells foreign currencies to enable it to purchase and sell securities in markets outside the U.S. The Fund may use other hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular markets. These strategies, commonly called derivatives, involve the use of financial instruments the values of which depend on, or are derived from, the value of an underlying security, index or currency. Although the Fund may engage in foreign currency hedge transactions to help reduce risk, those transactions may not be effective or appropriate in particular situations, nor will they protect against declines in security values.

The Fund typically will invest in the securities of a company that the Investment Manager believes has one or more of the following characteristics:

    o    a leader in its industry on a global, regional or local basis;

    o consistent and superior earnings growth (relative to companies in the same industry or the market as a whole);

    o    high profitability;

    o    superior management; and

    o    sustainable competitive advantage.

The Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or it identifies more attractive investment alternatives.


For a more complete description of the securities in which the Fund may invest, please see "Additional Information About Fund Investments" in this Prospectus or "Investment Strategies" in the Fund's SAI.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are listed below.

o    MARKET RISK

o    FOREIGN SECURITIES RISK


o    COMMON STOCK RISK


o    CURRENCY RISK

o    CREDIT RISK

o    INTEREST RATE RISK

o    PREPAYMENT RISK

o    HEDGING RISK

o    MANAGEMENT RISK

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

PERFORMANCE


         Performance information for the Fund has not been presented because the Fund has not commenced operations and therefore has not been in operation for a full calendar year.

                          PRINCIPAL RISK CONSIDERATIONS

         There is no guarantee that a Fund will be able to achieve its investment objective. The value of your investment in a Fund will change, which means that you may lose money by investing in any of the Funds. The principal risks of investing in the various Funds are summarized in the chart below.


-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
                                         LIMITED       FULL
                                        MATURITY     MATURITY                                  SOCIALLY
                                          FIXED       FIXED                 DIVERSIFIED    RESPONSIBLE    INTERNATIONAL
                                         INCOME       INCOME     BALANCED      EQUITY          EQUITY       CORE EQUITY
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
COMMON STOCK RISK                                                   X             X              X               X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
LARGE-SIZED COMPANY RISK                                                                         X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
MEDIUM-SIZED COMPANY RISK                                                                        X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
CREDIT RISK                                 X           X           X             X                              X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
CURRENCY RISK                                                                                                    X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
FOREIGN SECURITIES RISK                                                                                          X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
HEDGING/DERIVATIVES RISK                                                                                         X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
INTEREST RATE RISK                          X           X           X             X                              X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
MANAGEMENT RISK                             X           X           X             X              X               X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
MARKET RISK                                                         X             X              X               X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
PREPAYMENT RISK                             X           X           X             X                              X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------

         COMMON STOCK RISK - Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. Should a company undergo bankruptcy, the stocks of that company might have the least senior interest and could become worthless.

         LARGE-SIZED COMPANY RISK - At times, the stocks of large-sized companies may lag the stocks of medium-sized and small-sized companies in performance because large-sized companies may respond more slowly to market changes and opportunities.

         MEDIUM-SIZED COMPANY RISK - Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer

Wall Street firms - meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.


         CREDIT RISK - The risk that the issuer or the guarantor of a fixed income security or the counterparty to a derivative contract, repurchase agreement or loan of a security may not be able to meet its principal and/or interest payment obligations or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

         CURRENCY RISK - The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies will negatively affect the values of the Fund's non-U.S. investments. The exchange rates between foreign currencies and the U.S. dollar fluctuate daily for many reasons, including changes in interest rates, currency controls or adverse political or economic developments.

         FOREIGN SECURITIES RISK - The risk that the prices of foreign securities, including depository receipts that trade on U.S. markets may be more volatile than securities of U.S. issuers or securities that trade exclusively on U.S. markets due to limited availability of public information concerning foreign issuers, less securities regulation, less liquidity, exchange controls or exchange rate fluctuation, less favorable tax provisions, restrictions on currency transfer, expropriation, limits on repatriation of capital, or other adverse political or economic developments. To the extent that a Fund focuses its investments in a particular currency or narrowly defined area, such as the Pacific Rim, it generally will have more exposure to regional economic risks associated with foreign investments because companies in those areas may share common characteristics and often are subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments.

         HEDGING RISK - The risk that downward price changes in a security may result in a loss greater than the Fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

         INTEREST RATE RISK - The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

         MANAGEMENT RISK The risk that the Investment Managers' security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. The Investment Managers' ability to choose suitable investments has a significant impact on each Fund's ability to achieve its investment objective. The Funds, with the exception of the Limited Maturity Fixed Income Fund and International Core Equity Fund use multiple Investment Managers. The use of multiple Investment Managers may also cause a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund's realization of capital gains.

         MARKET RISK - The risk that the value of securities will rise and fall due to factors affecting securities' markets. Market risk may affect a single issuer, a section of the economy, or the market as a whole. Equity securities generally have greater price volatility in response to company, market, economic or other news than fixed income securities.

         PREPAYMENT RISK - The risk that issuers will prepay fixed-rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

                  ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS


         The investment objective of each Fund is fundamental and may not be changed by the Board of Directors without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS

         During periods of adverse market or economic conditions, the Balanced Fund, the Diversified Equity Fund, the Socially Responsible Equity Fund and the International Core Equity Fund may temporarily invest all or a substantial portion of their assets in investment-grade fixed income securities and money market instruments having one of the three highest ratings of Moody's or S&P, or may hold cash. Such a defensive position may prevent a Fund from meeting its investment objectives. In addition, fixed income securities face various risks, including credit risk (the issuer might not be able to meet its principal and/or interest payment obligations) or interest rate risk (the risk that changing interest rates may adversely affect its value).

PORTFOLIO TURNOVER

         There are no limits on portfolio turnover. Turnover may vary significantly from year to year. It is estimated that the portfolio turnover rates of the Limited Maturity Fixed Income Fund and the Full Maturity Fixed Income Fund will not exceed 350%. The turnover rates of these Funds reflect the effect of their policies to alter their maturity structures in response to market conditions. It is estimated that the turnover rate for the fixed income segment of the Balanced Fund will not exceed 200%, and its equity segment will not exceed 150%. The Balanced Fund's assets may be shifted between fixed income and equity securities, but it is estimated that overall portfolio turnover rate of this Fund will not exceed 200%. It is estimated that the portfolio turnover rate of the International Core Equity Fund and the Diversified Equity Fund will not exceed 150%. It is estimated that the portfolio turnover rate of the Socially Responsible Equity Fund will not exceed 100%. Portfolio turnover may produce capital gains or losses that result in tax consequences for Fund investors. Portfolio turnover also increases transaction expenses, which reduces a Fund's return.

AHA SOCIALLY RESPONSIBLE EQUITY FUND

         In selecting investments, the Socially Responsible Equity Fund considers social criteria such as a company's community relations, corporate governance, diversity, employee relations, environmental impact and sustainability, human rights, and product safety. Using both quantitative and qualitative data, the Fund also evaluates a company's involvement in specific revenue-generating activities to determine whether the company's involvement was meaningful or simply incidental with respect to that activity.

         To evaluate a company's involvement in socially responsible activity, the Fund considers information provided by KLD Research & Analytics, Inc. or Investor Research Responsibility Center, as well as publicly available information. The Fund does not invest in a company that derives more than 5% of its total revenue from tobacco, alcohol, gambling, abortion or weaponry (whether to consumers or the military), or that is involved in nuclear power. Because information on a company's involvement in those activities may not be publicly available, it is possible that the Fund's holdings may include a company that does not meet its criteria for socially responsible investing. When the Fund discovers that a holding does not meet its criteria for socially responsible investing, the Fund will divest that holding as soon as reasonably practicable.

         The Fund then applies vigorous valuation screens that identify companies for further in-depth fundamental analysis for potential inclusion in the Fund. The investment strategy will typically emphasize securities that have one or more of the following characteristics:

         - Prices are believed to be significantly below the intrinsic value of the company

         -    Below average price to sales and price to cash flow ratios

         -    Sound balance sheet and overall condition of the company

         The Fund is authorized to change its strategy of normally investing at least 80% of its total assets in common stocks of U.S. issuers that meet certain social criteria without shareholder approval, although it currently does not intend to do so. The Fund will not change that strategy without providing shareholders at least 60 days' notice.

         The Socially Responsible Equity Fund may invest up to 15% of its total assets in sponsored American Depository Receipts (ADRs), although it currently does not intend to do so. ADRs may be more volatile than securities of U.S. issuers. To the extent that the Fund owns ADRs, the Fund is subject to (1) country risk, which is the chance that events, such as political upheaval, financial troubles, or natural disasters, will weaken a country's securities markets; and (2) currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


                               FEES AND EXPENSES


Below are the fees and expenses that you may pay if you buy and hold shares of a Fund.


SHAREHOLDER FEES                                                                                INSTITUTIONAL
----------------                                                                                  SERVICING
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                       I SHARES         CLASS SHARES
                                                                                --------         ------------

Maximum Sales Charge (Load) Imposed on Purchases                                None             None

Maximum Deferred Sales Charge (Load)                                            None             None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends                     None             None

Redemption Fee                                                                  None             None

Exchange Fee                                                                    None             None

ANNUAL FUND OPERATING EXPENSES 1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

CLASS I SHARES


--------------------------------------------------------------------------------------------------------------------------
                                                                                                   SOCIALLY      INT'L
                 EXPENSE                    LIMITED        FULL                   DIVERSIFIED     RESPONSIBLE     CORE
                                            MATURITY     MATURITY     BALANCED       EQUITY         EQUITY       EQUITY
--------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                              0.50%        0.50%        0.75%         0.75%           0.75%        1.00%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                     None         None         None          None           None         None
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES2                               ___%         ___%         ___%          ___%           ___%4        ___%4
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES3
                                              ---%         ---%         ---%          ---%           ---%         ---%
--------------------------------------------------------------------------------------------------------------------------

  INSTITUTIONAL SERVICING CLASS SHARES

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  SOCIALLY       INT'L
                EXPENSE                     LIMITED        FULL                   DIVERSIFIED    RESPONSIBLE      CORE
                                           MATURITY      MATURITY     BALANCED      EQUITY         EQUITY        EQUITY
---------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                              0.50%        0.50%        0.75%         0.75%          0.75%         1.00%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                    0.25%        0.25%        0.25%         0.25%          0.25%         0.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES2                              ___%          ___%        ___%5         ___%           ___%4         ___%4
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES3
                                             ---%          ---%         ---%         ---%           ---%          ---%
---------------------------------------------------------------------------------------------------------------------------

     1  Expenses have been restated to reflect current fees.

     2 The Fund pays SEI Global Services, Inc., the Fund's administrator, an administrative services fee of ____% of the Fund's average daily net assets, which is included in "Other Expenses."

     3 CCM Advisors, LLC ("CCM Advisors"), the Funds' investment adviser, has undertaken to reimburse each Fund to the extent that the total operating expenses exceed the following levels as a percentage of average daily net assets: Limited Maturity, 1.00% for Class I and 1.35% for Class IS; Full Maturity, 1.00% for Class I and 1.35% for Class IS; Balanced, 1.50% for Class I and 1.92% for Class IS; Diversified Equity, 1.25% for Class I and 1.70% for Class IS; Socially Responsible Equity, 1.25% for Class I and 1.70% for Class IS; International Core Equity, 2.00% for Class I and 2.45% for Class IS.

        CCM Advisors or the Funds may terminate this undertaking at any time. Total operating expenses as shown in the table above do not include amounts that CCM Advisors anticipates it will reimburse the Fund pursuant to that undertaking. When CCM Advisors has reimbursed a Fund for expenses that exceed the levels shown above, CCM Advisors may recover the reimbursed amounts for a period that does not exceed three years after the time the expense was incurred, to the extent this can be done without exceeding the expense limits.


     4 Because the Fund is new, the amount shown for "other expenses" is the estimated amount that the Fund will incur for the current fiscal year.


     5 The shareholder servicing fee that is part of the Other Expenses for the Institutional Servicing Class Shares of the Balanced Fund is computed daily and paid monthly, at an annual rate of (i) 0.20% of the average daily net asset value for the equity portion of the Balanced Fund held of record by the shareholder servicing agent from time to time on behalf of such agent's customers and (ii) 0.10% of the average daily net asset value for shares of the fixed income portion of Balanced Fund held of record by the agent from time to time on behalf of the agent's customers.

EXAMPLE: This example is intended to help you compare the cost of investing in a Fund with that of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that you earn a 5% return each year and that operating expenses remain the same. The example is for illustration only, your actual costs may be higher or lower then the amounts shown.


CLASS I SHARES

---------------------------------------------------------------------------------------------------------------------------
                                                                                                 SOCIALLY
TIME PERIOD                               LIMITED      FULL                     DIVERSIFIED    RESPONSIBLE    INT'L CORE
                                          MATURITY    MATURITY      BALANCED      EQUITY         EQUITY         EQUITY
---------------------------------------------------------------------------------------------------------------------------
1 YEAR
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
3 YEARS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
5 YEARS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
10 YEARS
---------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL SERVICING CLASS SHARES

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                  SOCIALLY
              TIME PERIOD                  LIMITED        FULL                   DIVERSIFIED     RESPONSIBLE    INT'L CORE
                                           MATURITY     MATURITY     BALANCED       EQUITY         EQUITY         EQUITY
-----------------------------------------------------------------------------------------------------------------------------
1 YEAR
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
3 YEARS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
10 YEARS
-----------------------------------------------------------------------------------------------------------------------------


                             SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

         Shares of the Funds are bought and sold at net asset value on each day the New York Stock Exchange ("NYSE") is open for regular session trading that is not a bank holiday. Net asset value is determined by dividing the value of a

Fund's securities and other assets, less liabilities, by the number of shares outstanding. The Funds calculate their net asset value at the close of the regular trading session on the NYSE, usually 4:00 p.m., Eastern Time.


         Portfolio securities and assets are valued chiefly by quotations from the primary market in which they are traded. When reliable market quotations are not readily available, an Investment Manager, in coordination with CCM Advisors, values securities at their fair value under the direction of and in accordance with procedures approved by the Fund's Board of Directors. An Investment Manager may also use fair-value pricing if the value of a security a Fund holds is materially affected by events occurring after the close of the primary market on which the security is traded. The effect of fair-value pricing will be that the security's value will not be based on a quoted price, but on a price that reflects fair value of the security. The Board of Directors reviews all fair value determinations.


         Values of foreign securities are translated from local currencies into U.S. dollars using currency exchange rates. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the NYSE is not open, and does not take place on some days the NYSE is open. Accordingly, the value of a Fund's securities may change on days when a Fund does not calculate its NAV and shareholders are not able to buy or sell Fund shares.

INVESTMENT MINIMUMS

         CLASS I SHARES

         The minimum initial investment for Class I Shares in each Fund is $100,000. There is no minimum for subsequent investments. The Funds reserve the right to change the minimum amount required to open an account or to add to an existing account without prior notice. The Funds may accept investments of smaller amounts at their discretion.

         INSTITUTIONAL SERVICING CLASS SHARES

         The minimum initial investment for Institutional Servicing Class Shares in each Fund is $500,000. There is no minimum for subsequent investments. The Funds reserve the right to change the minimum amount required to open an account or to add to an existing account without prior notice. The Funds may accept investments of smaller amounts at their discretion.


HOW TO BUY SHARES

         You may purchase shares on any day that the NYSE is open for regular session trading that is not a bank holiday. There are three ways to purchase shares of the Fund:


-------------------------------------------------------------------------------------------------------------------------------
                                                           BY MAIL
-------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------ ------------------------------------------------------------
  TO OPEN AN ACCOUNT:                                                  TO ADD TO AN ACCOUNT:
  -------------------                                                  ---------------------
   Complete and sign an application.
                                                                       Make your check payable to the Fund in which you
   Make your check payable to the Fund in which you choose             choose to invest.  The check must be drawn on a U.S.
   to invest.  The check must be drawn on a U.S. bank and              bank.
   payable in U.S. dollars.  You will be required to include
   your full name, permanent street address, date of birth             Please include your account number on the check and
   and taxpayer identification number.                                 send you check to:


-------------------------------------------------------------------------------------------------------------------------------
                                                           BY MAIL
-------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------ ------------------------------------------------------------
  TO OPEN AN ACCOUNT:                                                  TO ADD TO AN ACCOUNT:
  -------------------                                                  ---------------------
   Send your completed application and check to:
   Regular Mail:                                                       Regular Mail:

         AHA Investment Funds, Inc.                                         AHA Investment Funds, Inc.
         P.O. Box 446                                                       P.O. Box 446
         Portland, ME  04112                                                Portland, ME  04112

  Overnight Delivery:                                                  Overnight Delivery
         AHA Investment Funds, Inc.                                         AHA Investment Funds, Inc.
         Two Portland Square                                                Two Portland Square
         Portland, ME  04101                                                Portland, ME  04101
------------------------------------------------------------------ ------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                        BY BANK WIRE
------------------------------------------------------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:                                                TO ADD TO AN ACCOUNT:

If you are making an initial investment in a Fund, before you      If you wish to add to an account by fed wire,
wire funds, please contact the Fund at 1-800-445-1341 to make      call the Funds at 1-800-445-1341, during business
arrangements with a telephone service representative to submit     hours, to advise of your intent to wire funds.
your completed application via mail, overnight delivery, or        This will ensure prompt and accurate credit to your
facsimile. You may then contact your bank to initiate the wire     account upon receipt of your wire.
using the following wire instructions:
------------------------------------------------------------------ -----------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                      BY BANK WIRE
-------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------ ------------------------------------------------------------
  TO OPEN AN ACCOUNT:                                                  TO ADD TO AN ACCOUNT:
  -------------------                                                  ---------------------
                                                                   You may also make additional purchases via Electronic
                  Citibank, N.A.                                   Funds Transfer from your checking/savings account, if you
                  New York, NY                                     elected the option on your account application. In order
                  ABA #021000089                                   to participate in this option, your bank must be a member
                                                                   of the Automated Clearing House (ACH) network.
For Credit To:
     Forum Shareholder Services                                    Amounts sent by wire or electronic funds must be received
     Account Number:  30576692                                     by 4:00 p.m. (Eastern Time) in order to buy shares that
     Further Credit:  Mutual Fund Name                             day.
     Shareholder name and account number

------------------------------------------------------------------ -----------------------------------------------------------

The Funds do not impose charges for wire services, but your bank may impose such charges.

The Fund and Citigroup are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions.


--------------------------------------------------------------------------------
             THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
--------------------------------------------------------------------------------
Contact your financial institution or financial professional for more information.

If a financial institution/financial professional is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the agent receives the order. The agent must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

Your financial institution or financial professional may establish higher minimum investment requirements than the Funds and may also independently charge you transaction fees and additional amounts in return for its services.
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT PURCHASING SHARES


o As long as the Funds, or the Funds' agent, receive your purchase order in good order before the close of regular session trading on the NYSE (generally 4:00 p.m., Eastern Time), your shares will be considered to be received that day and your shares will be purchased at that day's net asset value. Otherwise, your purchase order will be considered to be received the next business day, and your shares will be purchased at the next day's net asset value. To ensure that your request is in good order, follow the directions for purchasing shares under "How to Buy Shares."

o [You will begin earning dividends on the next business day after your purchase order is executed.]

o The Funds reserve the right to reject any purchase request, including a purchase request that may disrupt a Fund's operation or performance (See "Policy on Trading of Fund Shares") or as described under "Anti-Money Laundering Compliance." The Funds will not be responsible for any loss, liability, cost or expense resulting from rejecting any purchase request.

o The Funds do not accept payment in cash or money orders. The Funds also do not accept cashier's checks. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.

o The transfer agent may charge a $25.00 fee against a shareholder's account, in addition to any loss sustained by the Funds, for any payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Funds reserve the right to reject any application.

o You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. The Funds may return investments received without a certified taxpayer identification number.

o The Funds will not issue share certificates (although share certificates have been issued in the past).

HOW TO EXCHANGE SHARES

         Shares of any Fund may be exchanged for the same class of shares of any other Fund. Shares may only be exchanged between identically registered accounts. An exchange is a sale and any gain or loss realized on an exchange may be recognized for federal income tax purposes. The Funds reserve the right to modify or terminate the exchange privilege and to impose fees for and limitations on its use.

         If you wish to exchange between Funds, you may transfer investments among existing accounts or you may open a new account to accept the exchange from an existing account. When requesting an exchange between Funds, both accounts must be registered in the same name, with the same address and taxpayer identification number. There are three ways to exchange your shares:

--------------------------------------------------------------------------------
                                     BY MAIL
--------------------------------------------------------------------------------
Send a written request using the procedures for written redemption requests below.

No signature guarantee is required.

If you were issued certificates for the shares being exchanged, the signed certificates and completed stock power form must accompany your written request.

                  For further information call: 1-800-445-1341.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  BY TELEPHONE
--------------------------------------------------------------------------------
You must request telephone exchange privileges on your initial account application.

To authorize telephone exchanges after establishing your Fund account, send a signed written request to:



                  AHA Investment Funds, Inc.
                  P.O. Box 446
                  Portland, ME  04112



To request an exchange, call: 1-800-445-1341

Shares exchanged by telephone must have a value of $1,000 or more.

Exchange instructions must be received before 4:00 p.m. (Eastern Time).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
--------------------------------------------------------------------------------
Contact your financial institution or financial professional for more information.

Exchange instructions must be received before 4:00 p.m. (Eastern Time).

Your financial institution or financial professional may charge you transaction fees and additional amounts in return for its services.
--------------------------------------------------------------------------------

         Excessive trading can hurt both performance and shareholders. If you make excessive exchanges, the Funds may limit the number of exchanges between Funds, modify or discontinue the exchange privilege and impose fees for its use upon not less than sixty days written notice to shareholders. (See "Policy on Trading of Fund Shares").

HOW TO SELL SHARES

         You may redeem some or all of your shares on any day the NYSE is open for regular session trading and that is not a bank holiday. The Funds ordinarily pay redemption proceeds on the business day following the sale for your shares. However, the Funds reserve the right to make payment within seven days of the redemption request. Redemption proceeds will be sent to you via check to your address of record or will be wired to the bank via the instructions on your account.

         There are three ways to redeem your shares:

--------------------------------------------------------------------------------
                                     BY MAIL
--------------------------------------------------------------------------------
Complete a written redemption request that includes:

    o   the Fund's name;

    o   your account number;

--------------------------------------------------------------------------------
                                     BY MAIL
--------------------------------------------------------------------------------
   o     each account owner's name and address;

   o     the dollar amount or number of shares to be sold; and

   o     the signature of each owner as it appears on the account.

                                    Send the written request to:

   Regular Mail:                                     Overnight Delivery:


   AHA Investment Funds, Inc.                        AHA Investment Funds, Inc.
   P.O. Box 446                                      Two Portland Square
   Portland, ME  04112                               Portland, ME  04101


If you were issued certificates for the shares being redeemed, the signed certificates and completed stock power form must accompany your written request.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  BY TELEPHONE
--------------------------------------------------------------------------------
You must make arrangements to redeem by telephone prior to the redemption. Please call 1-800-445-1341 for more information or to redeem during regular business hours.

Please be sure to furnish your taxpayer identification number.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
--------------------------------------------------------------------------------
Contact your financial institution or financial professional for more information.


Redemption requests must be received by your financial institution or financial professional before 4:00 p.m. (Eastern Time).


Your financial institution or financial professional may charge you transaction fees and additional amounts in return for its services.
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT SELLING SHARES


o As long as the Funds, or the Funds' agent, receive your redemption request in good order before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time), your shares will be sold at that day's net asset value. A redemption request is in good order if it includes all of the required information listed in "How to Sell Shares" and the Fund has a completed application on file. If the Funds receive your redemption request after the close of regular trading on the NYSE, your redemption request will be executed the next business day, and your shares will be sold at the next day's net asset value. Redemption proceeds may be withheld or delayed as required by anti-money laundering laws and regulations.

o Shares generally continue earning dividends until the next business day after your trade date.

o If you were issued stock certificates for your shares, you must forward the certificates and a stock power, along with your redemption or exchange request. Each must be signed on behalf of the registered shareholder or by an authorized signatory.

o The Funds require a signature guarantee when a redemption request will be payable to anyone other than the account owners of record, mailed to an address other than the address of record, or wired to a bank other than one previously authorized. A signature guarantee is also required in the event that you add wiring instructions to your account after it was initially established, and if you wish to redeem share certificates that were previously issued.

o Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, non-profit or retirement accounts. Please call us at 1-800-445-1341 before attempting to redeem from these types of accounts.


o Generally, payment of redemption proceeds will be made to you or sent to your pre-authorized bank account on the day following your redemption. However, the Funds reserve the right to send payment within seven days of your request. Additionally, if you have recently purchased shares by check, a Fund may withhold redemption proceeds until it is reasonably satisfied that it has received payment, which may take up to 15 days from the date of purchase.


o The Funds may suspend redemptions or postpone payments of redemption proceeds for more than seven days during any period when (a) the NYSE is closed for other than customary weekends or holidays; (b) trading on the NYSE is restricted; (c) there are emergency circumstances as determined by the Securities and Exchange Commission; or (d) the Securities and Exchange Commission has by order permitted such suspension to protect shareholders of a Fund.

o The Funds reserve the right to pay redemptions "in kind" - payment of portfolio securities rather than cash - if the amount you are redeeming is large enough to effect a Fund's operation. In these cases, you might incur brokerage costs in converting the securities to cash and will be subject to market exposure until the securities are sold. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

ADDITIONAL INFORMATION ABOUT TELEPHONE TRANSACTIONS

         You may give up some level of security by choosing to exchange or sell shares by telephone rather than by mail. To prevent unauthorized transactions in your account, the Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, neither the Funds nor their service providers will be liable for any loss, liability, cost or expense arising from unauthorized or fraudulent telephone instructions. Because you may be responsible for unauthorized telephone requests, you should verify the accuracy of each telephone transaction as soon as you receive your account statement and you should take precautions to keep confidential your account number and tax identification number.


         During times of drastic economic or market changes, telephone transactions may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds at Two Portland Square, Portland, ME 04101

POLICY ON TRADING OF FUND SHARES

         The Funds do not permit market timing and other short-term trading arrangements. Purchases and exchanges should be made with a view to long-term investment purposes only. Short-term or market timing trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of shares held by long-term shareholders. Such trading may also require a fund to sell securities to meet redemptions which could cause taxable events that impact shareholders.

         The Funds attempt to deter and prevent market timing and other short-term trading practices.

         Each Fund reserves the right to reject, restrict or cancel, without prior notice, any purchase or exchange order received by the Fund, including orders from retirement plan participants and orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines, in its sole discretion, not to be in the best interest of the Fund. The Funds believe that short-term trading in any account, including a retirement plan account, is not in the best interest of the Funds or their shareholders (except for emergency circumstances).

         Intermediary accounts often include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. The identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect makes it more difficult to identify, locate and eliminate short-term trading. In addition, those investors who engage in short-term trading may employ a variety of techniques to avoid detection. Despite the Funds' best efforts to prevent short-term trading in the Funds, there can be no assurance that the Funds will be able to identify all of those who engage in short-term trading and curtail their trading in every instance.

         Because the Funds believe that short-term trading is not in the best interest of the Funds or their shareholders, intermediaries have a duty to take an active role in identifying and restricting shareholders who may be engaged in short-term trading of Fund shares. Although the Funds will attempt to give prior notice of a suspension or termination of an exchange privilege when they are reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

         The Funds reserve the right at any time without prior notice to suspend, limit, modify or terminate any privilege, including but not limited to the purchase of shares and the use of the telephone exchange privilege.


AUTOMATIC REDEMPTION OF SMALL ACCOUNTS

         The Funds reserve the right to redeem accounts having a value less than $500, unless the account value was reduced due to market activity. Proceeds from such a redemption will be sent directly to the shareholder. Before automatically redeeming your account, the Funds will notify you in writing and give you at least 60 days to increase the account balance. The Funds reserve the right to change the minimum needed to maintain an account at any time.


LOST ACCOUNTS

         The Funds will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Funds determine your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the Funds will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

ANTI-MONEY LAUNDERING COMPLIANCE

         The Funds are required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify, and record information that identifies each person who opens an account. Consequently, when you open an account, you must provide certain identifying information on your account application. If you are transferring the ownership of your account, you also will need to provide identification information about the transferee. If you fail to provide the appropriate information to the Funds, the Funds may try to contact you to obtain the necessary information. If you are unable to provide the requested information, the Funds are unable to contact you within the period of time the Funds consider appropriate, or the Funds believe that the nature of the information needed is such that follow-up contact is not appropriate, your application will be rejected and the monies received to establish your account will be returned to you. For some investors and types of accounts, this could have adverse consequences. For example, an IRA holder with a limited amount of time to accomplish a rollover of IRA assets could suffer unfavorable tax consequences as a result of the Funds' inability to process an application. As a result, it is very important that the application be filled out completely. If you have questions about completing your application, please call 1-800-445-1341.

         After your account is established, the Funds are required to take steps to verify your identity. These actions may include checking your identifying information against various databases. The Funds also may ask to see identifying documents, such as a business license for an entity, to verify your identity. Certain types of accounts are exempt from the verification requirements. If the Funds are unable to verify your identity from the information you provide, your account will be closed and the redemption proceeds will be paid to you. You will receive the share price next calculated after the Funds determine that they are unable to verify your identity (so your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction).

         If at any time the Funds believe you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" your account. The Funds also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Funds also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform you that it has taken the actions described above.

REPORTING TO SHAREHOLDERS

         To reduce the volume of mail that you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 1-800-445-1341, if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DISTRIBUTION AND SERVICE FEES


         The Funds' distributor is SEI Investments Distribution Co.
(the "Distributor"). The Distributor, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, is a broker-dealer registered with the Securities and Exchange Commission.

         The Institutional Servicing Class Shares of each Fund have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that permits the Funds to pay the Distributor a monthly fee as compensation for providing services to support the sale and distribution of the Funds' shares. The annual distribution fee may equal up to 0.25% of the average net assets of the Institutional Servicing Class Shares of each Fund. Over time these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Additionally, the Institutional Servicing Class Shares of each Fund may pay independent entities to perform account maintenance and shareholder servicing to Institutional Servicing Class shareholders. The fee for these services ranges from 0.10% of the daily net assets of the Fund's shares held by the agent for the Funds' fixed income products to 0.20% of the daily net assets of the Fund's shares held by the agent for the Funds' equity products.

PORTFOLIO HOLDINGS DISCLOSURE


         For a discussion of the Fund's policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Funds' Statement of Additional Information. Each Fund makes its top ten holdings available on a quarterly basis on the Funds' website at WWW.AHAFUNDS.ORG generally within ten business days after the end of the quarter to which the information applies.


                             MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

         CCM Advisors serves as each Fund's investment adviser. Subject to the supervision of the Board of Directors, CCM Advisors is responsible for overseeing the day-to-day operations and business affairs of each Fund, including monitoring the performance of each Fund's Investment Manager(s). CCM Advisors' principal office is located at 190 South LaSalle Street, Suite 2800, Chicago, Illinois.


         CCM Advisors is majority-owned by Convergent Capital Management LLC ("CCM"), which in turn is majority owned by City National Corporation. CCM is a holding company that owns and maintains ownership interests (including majority ownership interests) in asset management firms. CCM does not provide investment advisory or related services to its affiliates, each of which operate independently of CCM, or to any clients of its affiliates.


         CCM Advisors provides all executive, administrative, clerical and other personnel necessary to operate the Funds and pays the salaries and other costs of employing all of those persons. CCM Advisors furnishes the Funds with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses that CCM Advisors assumes, including those noted above, the Funds pay for all of their own expenses.

         Each Fund pays a management fee to CCM Advisors determined as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Out of the advisory fees that it receives from each Fund, CCM Advisors pays each Fund's Investment Manager for its sub-advisory services. The following chart shows the investment advisory fees paid by each Fund as a percentage of a Fund's average daily net assets, for the fiscal year ended June 30, 2004:

         LIMITED MATURITY FIXED INCOME FUND          0.50%
         FULL MATURITY FIXED INCOME FUND             0.50%
         BALANCED FUND                               0.75%
         DIVERSIFIED EQUITY FUND                     0.75%


         Socially Responsible Equity Fund commenced operations on January 1, 2005 and pays an annual management fee of 0.75% of that Fund's average daily net assets. International Core Equity Fund has not yet commenced operations. International Core Equity Fund will pay an annual management fee of 1.00% of that Fund's average daily net assets.


INVESTMENT MANAGERS

         CCM Advisors is responsible for the evaluation, selection and monitoring of each Fund's Investment Manager(s). CCM Advisors selects Investment Managers based on a variety of factors, including: investment style, performance record and the characteristics of each Investment Manager's typical investments. The assets of each multi-manager Fund are divided into segments and CCM Advisors is responsible for allocating the assets among the Investment Managers in accordance with their specific investment styles.

         The Investment Managers manage each Fund's investments and are responsible for making all investment decisions and placing orders to purchase and sell securities for the Funds. Subject to the oversight of CCM Advisors and the Board of Directors, the Investment Managers have complete discretion as to the purchase and sale of investments for the Funds consistent with each Fund's investment objective, policies and restrictions.

         Under an exemptive order from the Securities and Exchange Commission, CCM Advisors is permitted to enter into and materially amend portfolio management agreements with Investment Managers that are not affiliated with CCM Advisors without such agreements first being approved by the Fund's shareholders. The exemptive order also permits the Funds to disclose: (a) the aggregate fees paid to CCM Advisors and any affiliated Investment Manager and
(b) aggregate fees paid to unaffiliated Investment Managers. If a Fund employs an Investment Manager affiliated with CCM Advisors, the Fund will provide separate disclosure of any fees paid to that Investment Manager. In addition, it is a condition of the exemptive order that within 90 days of hiring of any new Investment Manager that is unaffiliated with CCM Advisors, CCM Advisors will furnish shareholders of the Fund with an information statement about the new Investment Manager and Investment Sub-advisory Agreement. Any changes to the investment advisory contract between the Funds and CCM Advisors will still require shareholder approval.

         CCM Advisors has ultimate responsibility, subject to oversight of the Board of Directors, to oversee each investment manager and recommend its hiring, termination and replacement.

LIMITED MATURITY FIXED INCOME FUND


         The Patterson Capital Corporation ("Patterson") serves as Investment Manager to the Limited Maturity Fixed Income Fund. Patterson is located at 2029 Century Park East #2950, Los Angeles, California 90067, and is a privately held advisory organization that provides investment management services to a variety of institutions, including investment companies and employee benefit plans.


         The following individuals at Patterson share primary responsibility for the Limited Maturity Fixed Income Fund:

         ------------------------------ -------------------- ----------------------------------------------------
                    MANAGER              LENGTH OF SERVICE                 PROFESSIONAL EXPERIENCE
                                                                           (FOR THE PAST 5 YEARS)
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Jean M. Clark                  Since 1991           Senior Vice President / Portfolio Manager,
                                                             Patterson.
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Joseph B. Patterson            Since 1998           President, Chief Investment Strategist, Patterson.
         ------------------------------ -------------------- ----------------------------------------------------

FULL MATURITY FIXED INCOME FUND


         Baird Advisors and Western Asset Management Company ("Western") serve as Investment Managers to the Full Maturity Fixed Income Fund. Baird Advisors is located at 777 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202, and is an institutional fixed income department within Robert W. Baird & Co., Inc. ("Baird"). Baird provides management services to pension plans, non-profit organizations and individuals.


         The following individuals at Baird Advisors share primary responsibility for the Full Maturity Fixed Fund:

         ------------------------------ -------------------- ----------------------------------------------------
                    MANAGER              LENGTH OF SERVICE                 PROFESSIONAL EXPERIENCE
                                                                          (FOR THE PAST FIVE YEARS)
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Gary A. Elfe                   Since 2000           Managing Director, Senior Portfolio Manager, Baird
                                                             Advisors (since 2000); prior thereto, Senior Vice
                                                             President, Senior Portfolio Manager, Firstar
                                                             Investment Research & Management Company, LLC
                                                             (1978 - 2000).
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Daniel A. Tranchita            Since 2000           Senior Vice President, Senior Portfolio Manager,
                                                             Baird Advisors; prior thereto, Senior Vice
                                                             President, Senior Portfolio Manager, Firstar
                                                             Investment Research & Management Company, LLC
                                                             (1989 - 2000).
         ------------------------------ -------------------- ----------------------------------------------------

         Western is located at 117 East Colorado Boulevard, Pasadena, California 91105, and is an independent affiliate of Legg Mason, Inc., a publicly held financial services organization that engages through its subsidiaries in the businesses of securities brokerage, investment management, corporate and public finance and real estate services. Western's Fixed-Income team has responsibility for the management of the Full Maturity Fixed Income Fund. All portfolios are managed on a team basis. The core investment team at Western has been together for 11 years. The average experience of the portfolio management group is 13 years.


         The following individual at Western is primarily responsible for the Full Maturity Fixed Income Fund:

         ------------------------------ -------------------- ----------------------------------------------------
                    MANAGER              LENGTH OF SERVICE                 PROFESSIONAL EXPERIENCE
                                                                          (FOR THE PAST FIVE YEARS)
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Edward M. Moody                Since 2000           Portfolio Manager, Western (since 1985)
         ------------------------------ -------------------- ----------------------------------------------------

BALANCED FUND

         Baird Advisors serves as Investment Manager to the fixed income portion of the Balanced Fund. Cambiar Investors, Inc. and Freeman Associates Investment Management LLC serve as Investment Managers to the equity portion of the Balanced Fund. See the descriptions under the Full Maturity Fixed Income Fund for information regarding Baird Advisors and the individuals at Baird Advisors who share primary responsibility for the fixed income portion of the Balanced Fund.


         Cambiar Investors, Inc. ("Cambiar") is located at 2401 East Second Avenue, Suite 400, Denver, Colorado 80206 and until July 2001, was a subsidiary of United Asset Management Corporation ("UAM"), a subsidiary of Old Mutual plc, a publicly held company. In July 2001, Cambiar's principals purchased Cambiar from UAM/Old Mutual. Cambiar was organized in 1973 and provides investment management services for pension plans, foundations and endowments and high net worth individuals.


         The following individuals at Cambiar share primary responsibility for the Balanced Fund:

         ------------------------------ -------------------- ----------------------------------------------------
                    MANAGER              LENGTH OF SERVICE                 PROFESSIONAL EXPERIENCE
                                                                          (FOR THE PAST FIVE YEARS)
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Brian M. Barish                Since 1997           President and Treasurer (since Feb. 2000),
                                                             Director of Research (since Jan. 1999); Portfolio
                                                             Manager (since Feb. 1997), Senior Vice President
                                                             (Jan. 1999 - Jan. 2000), Vice President and
                                                             Analyst (Feb. 1997 - Dec. 1998), Cambiar; prior
                                                             thereto, Vice President of Investment Research,
                                                             Lazard Freres & Co. LLC.
         ------------------------------ -------------------- ----------------------------------------------------

         ------------------------------ -------------------- ----------------------------------------------------
                    MANAGER              LENGTH OF SERVICE                 PROFESSIONAL EXPERIENCE
                                                                          (FOR THE PAST FIVE YEARS)
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Ania A. Aldrich                Since 1999           Vice President and Portfolio Manager, Cambiar
                                                             (since 1999); prior thereto, Global Equity
                                                             Analyst, Bankers Trust Company.
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Maria L. Azari                 Since 1998           Vice President and Portfolio Manager (since 1999),
                                                             Securities Analyst (since 1997), Cambiar; prior
                                                             thereto Investment Analyst, Eaton Vance.

         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Michael J. Gardner             Since 1999           Vice President and Portfolio Manager, Cambiar
                                                             (since 1995); prior thereto, Investment Analyst,
                                                             Simmons & Co.
         ------------------------------ -------------------- ----------------------------------------------------


         Freeman Associates Investment Management LLC ("Freeman") is located at 16236 San Dieguito Road, Suite 2-20, P.O. Box 9210, Rancho Santa Fe, California 92067, and is a privately held company that is controlled by John D. Freeman. Formerly known as the Investment Research Company, the firm was organized in 1985 and provides investment management services to institutions, retirement plans, and non-profit organizations.


         The following individuals at Freeman share primary responsibility for the Balanced Fund:

         ------------------------------ -------------------- ----------------------------------------------------
                    MANAGER              LENGTH OF SERVICE                 PROFESSIONAL EXPERIENCE
                                                                          (FOR THE PAST FIVE YEARS)
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         John D. Freeman                Since 1996           President, Freeman (since 1996); prior thereto,
                                                             Portfolio Manager, Martingale Asset Management.
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Jeffrey Norman                 Since 1999           Executive Vice President (since 1999), Freeman;
                                                             Risk Manager, ZAIS Group (1997-1999); prior
                                                             thereto, Risk Manager, Trader, Mariner Investment
                                                             Group.
         ------------------------------ -------------------- ----------------------------------------------------

DIVERSIFIED EQUITY FUND

         Cambiar and Freeman serve as Investment Managers to the Diversified Equity Fund. See the descriptions under the Balanced Fund in this section for information regarding Cambiar and Freeman and the individuals who share primary responsibility for the Diversified Equity Fund.

SOCIALLY RESPONSIBLE EQUITY FUND

         SKBA Capital Management, LLC ("SKBA") serves as the Investment Manager to the Fund. SKBA is located at 44 Montgomery Street, San Francisco, California 94104, and is indirectly majority owned by CCM. SKBA provides investment advisory services to a variety of clients.

         The following individuals at SKBA share primary responsibility for the
Fund:


        ----------------------------------- -------------------------------- ---------------------------------
                                                                              Professional Experience
                     MANAGER                       LENGTH OF SERVICE          (FOR PAST 5 YEARS)
                     -------                       -----------------          ------------------------
        ----------------------------------- -------------------------------- ---------------------------------
        ----------------------------------- -------------------------------- ---------------------------------

        Kenneth J. Kaplan, CFA              Since 1989                        Chairman & Chief Executive
                                                                              Officer of SKBA since 2000
                                                                              and Senior Vice President
                                                                              and Director Institutional
                                                                              Portfolio Management as of 1999
        ----------------------------------- -------------------------------- ---------------------------------
        ----------------------------------- -------------------------------- ---------------------------------
        Andrew W. Bischel, CFA              Since 1989                        President & Chief Investment
                                                                              Officer of SKBA since 2000 and
                                                                              Director of Investments as of
                                                                              1999
        ----------------------------------- -------------------------------- ---------------------------------
        ----------------------------------- -------------------------------- ---------------------------------
        Josh J. Rothe                       Since 1994                        Senior Securities Analyst and
                                                                              Portfolio Manager of SKBA
        ----------------------------------- -------------------------------- ---------------------------------
        ----------------------------------- -------------------------------- ---------------------------------
        Matthew D. Zuck, CFA                Since 2001                        Senior Securities Analyst and
                                                                              Portfolio Manager of SKBA since
                                                                              2001; prior thereto, Senior
                                                                              Consultant, FactSet Data
                                                                              Systems (1999-2000)
        ----------------------------------- -------------------------------- ---------------------------------
        ----------------------------------- -------------------------------- ---------------------------------
        Shelley H. Mann                     Since 1989                        Director of Trading of SKBA
        ----------------------------------- -------------------------------- ---------------------------------

         SKBA and CCM have entered into an arrangement whereby CCM will permit SKBA to utilize certain of CCM's employees to market SKBA's products and services. At least one of those CCM employees is an officer of the Fund. CCM and SKBA have agreed that SKBA shall make no direct cash payment to CCM for the use of the CCM employees. Because of the relationship between CCM, CCM Advisors and SKBA, any referral of business to SKBA as a result of the efforts of CCM's employees, including the recommendation by CCM Advisors to the Fund's Board of Directors that SKBA be retained as the Fund's Investment Manager, may directly or indirectly benefit CCM, as well as those employees.

         See "Prior Performance of SKBA" in this Prospectus for information on SKBA's investment performance. This information is provided to illustrate SKBA's prior performance in managing investment mandates with substantially similar investment objectives, policies and strategies.

         CCM Advisors will pay SKBA an annual fee based on the Fund's average daily net assets. That fee will be equivalent to 0.25% of the Fund's average daily net assets.

INTERNATIONAL CORE EQUITY FUND


         Pyrford International PLC ("Pyrford") serves as Investment Manager to the International Core Equity Fund. Pyrford is located at 79 Grosvenor Street - Mayfair, London, England W1J3JU. Founded in 1987, Pyrford is majority-owned by Pyrford Capital Limited, which is 40% owned by employees and 49% by Euro Equity Holdings SA, a European investment company.


         The following individuals at Pyrford share primary responsibility for the Fund:

         ------------------------------ ---------------------- --------------------------------------------------
                    MANAGER               LENGTH OF SERVICE                 PROFESSIONAL EXPERIENCE
                                                                           (FOR THE PAST FIVE YEARS)
         ------------------------------ ---------------------- --------------------------------------------------
         ------------------------------ ---------------------- --------------------------------------------------
         Bruce L. Campbell              Since 2001             Chief Investment Officer and Chief Executive
                                                               Officer, Pyrford.
         ------------------------------ ---------------------- --------------------------------------------------
         ------------------------------ ---------------------- --------------------------------------------------
         Anthony N. Cousins, CFA        Since 2001             Portfolio Manager, United Kingdom and Europe,
                                                               Pyrford.
         ------------------------------ ---------------------- --------------------------------------------------
         ------------------------------ ---------------------- --------------------------------------------------
         Charu L. Fernando, CFA         Since 2001             Portfolio Manager, Asia and Canada, Pyrford.
         ------------------------------ ---------------------- --------------------------------------------------


         See "Prior Performance of Pyrford" in this Prospectus for information on Pyrford's investment performance. This information is provided to illustrate Pyrford's past performance in managing investment mandates with substantially similar investment objectives, policies and strategies.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

         The Funds distribute to shareholders virtually all of their net income (interest less expenses). It is expected that dividends from net investment income will be declared and paid on the following schedule:


  DECLARED                     PAYABLE                                     FUNDS
   --------                     -------                                     ------
Monthly         End of each month.                         Limited Maturity Fixed Income Fund and
                                                           Full Maturity Fixed Income Fund

Quarterly       Mid - March, June, September, and          Balanced Fund; Diversified Equity Fund;
                December                                   Socially Responsible Equity Fund; and
                                                           International Core Equity Fund


         A Fund may realize capital gains from time to time when it sells securities. Capital gains will be distributed annually. Dividends and other distributions will be automatically reinvested in more shares of your Fund unless you request otherwise.

TAXES

         The discussion below regarding current federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

         The Fund will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following:

o The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares of the Fund or take the distribution in cash.

o Distributions declared in October, November or December -- if paid to you by the end of the following January--are taxable for federal income tax purposes as if received in December.

o Any dividends and distributions of short-term capital gains, if any, received by you are taxable to you as ordinary income for federal income tax purposes, unless such dividends are "qualified dividend income" (as defined below) eligible for a reduced rate of tax. A Fund's distributions of long-term capital gains, if any, are taxable to you as capital gains.

o The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act") reduced the maximum rate of tax on long-term capital gains of noncorporate investors from 20% to 15%. The Act also reduced to 15% the maximum rate of tax on "qualified dividend income" received by noncorporate shareholders who satisfy certain holding period requirements. In the case of the Funds, each of which qualifies as a regulated investment company for tax purposes, the amount of dividends that may be eligible for the reduced rate may not exceed the amount of aggregate qualifying dividends received by the Fund. To the extent a Fund distributes amounts of dividends, including capital gain dividends, eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders. Without further legislative change, the rate reductions enacted by the Act will lapse, and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2009.

o Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. The Fund will notify you each year concerning how much, if any, of your dividends may qualify for this exemption.

o The International Core Equity Fund may receive income from sources in foreign countries and that income may be subject to foreign taxes at its source. If the Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce the Fund's dividend but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund for a particular year if more than 50% of its total assets consists of stock or securities in foreign corporations and the Fund makes a special tax election for such year whereby each of its shareholders includes in his gross income and treats as paid by him his proportionate share of such foreign taxes. The Fund will send you detailed information about the foreign tax credit or deduction each year.

      By law, the Fund must withhold a percentage of any taxable distributions or redemptions from your account if you do not:

     o   provide us with your correct taxpayer identification;

     o   certify that your taxpayer identification is correct;

     o   certify that you are a U.S. person; and

     o   confirm that you are not subject to backup withholding.

         The backup withholding percentage is currently 28%.

         The Fund must withhold taxes from your account if the IRS instructs us to do so.

         If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

         If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions until you provide us with a valid mailing address.

FINANCIAL HIGHLIGHTS


         The following tables are intended to help you understand each Fund's financial performance for the last five years as it relates to Class I Shares (not Institutional Servicing Class Shares). Certain information reflects financial results for a single Class I Share. Because Institutional Servicing Class Shares have not previously been issued, similar information does not exist for them. Total returns represent the rate you would have earned (or lost) on an investment, assuming reinvestment of all dividends and distributions. With the exception of the period of July 1 through December 31, 2004, this information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in the Fund's annual and semi-annual reports, which are available upon request. For each year shown, all information is for the fiscal year ended June 30. Information is not presented for International Core Equity Fund because the Fund has not yet commenced operations and is not presented for the Socially Responsible Equity Fund, which commenced operations on January 1, 2005.


             AHA LIMITED MATURITY FIXED INCOME FUND - CLASS I SHARES

                                               FOR THE PERIOD
                                                  JULY 1 -
                                                 DECEMBER 31,                  FOR THE PERIOD ENDED JUNE 30
                                                    2004
                                                (UNAUDITED)
                                               ----------------------------------------------------------------------------
PER SHARE DATA (1)(6)                                                    2004        2003       2002       2001       2000
                                                                         ----        ----       ----       ----       ----

NET ASSET VALUE
         BEGINNING OF PERIOD......................                     $10.86      $10.65     $10.43     $10.11     $10.20
                                                                       ------      ------     ------     ------     ------

Income from Investment Operations:
         Net investment income....................                       0.18        0.28       0.44       0.63       0.58
         Net realized and unrealized
             gain (loss) on investments...........                     (0.18)        0.21       0.22       0.32     (0.09)
                                                                       ------        ----       ----       ----     ------
                TOTAL GAIN FROM
                      INVESTMENT OPERATIONS.......
                                                                         0.00        0.49       0.66       0.95       0.49
                                                                                     ----       ----       ----       ----
Less Distributions:
         From net investment income...............                     (0.18)      (0.28)     (0.44)     (0.63)     (0.58)
         From realized gains......................                          -           -          -          -          -
                                                                            -           -          -          -          -
                Total distributions...............                     (0.18)      (0.28)     (0.44)     (0.63)     (0.58)
NET ASSET VALUE, END OF PERIOD....................                     $10.68      $10.86     $10.65     $10.43     $10.11
                                                                       ======      ======     ======     ======     ======
Total Return on Net Asset Value (2)...............                    (0.05)%       4.65%      6.16%      9.17%      4.37%

SUPPLEMENTAL DATA AND RATIOS(6):
         Net assets, end of period (000's)........                   $159,949     $96,605    $85,644    $51,076    $85,813
         Ratio of net operating expenses
             to average net assets (3)(4)
             Before waivers and recoveries........                      0.73%       0.83%      0.78%      0.24%      0.14%
             After waivers and recoveries.........                      0.73%       0.85%      0.76%      0.24%      0.14%
         Program service fee (4) .................                        N/A         N/A      0.13%      0.50%      0.50%
         Ratio of investment income
             to average net assets(3).............                      1.65%       2.58%      4.00%      6.50%      5.86%
         Portfolio turnover rate..................                     97.66%         N/A  60.24%(5)    189.31%    161.89%

(1) Information presented relates to a share of capital stock outstanding for the entire period.

(2) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001 and 2000. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.

(3) Ratios include all management fees and expenses except for the program service fee.

(4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.

(5) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

(6) For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.


              AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                           FOR THE PERIOD
                                              JULY 1 -
                                           DECEMBER 31, 2004                  FOR THE PERIOD ENDED JUNE 30
                                             (UNAUDITED)
                                          ---------------------------------------------------------------------------------
PER SHARE DATA (1)(7)                                              2004         2003        2002         2001         2000
                                                                   ----         ----        ----         ----         ----

NET ASSET VALUE
         BEGINNING OF PERIOD......................               $10.87       $10.34      $10.10        $9.68        $9.85
                                                                 ------       ------      ------        -----        -----
Income from Investment Operations:

         Net investment income....................                 0.36(2)      0.49        0.52         0.63         0.64
         Net realized and unrealized
           gain (loss) on investments.............                (0.36)        0.53        0.24         0.42       (0.17)
                                                                                            ----         ----       ------
                  TOTAL GAIN FROM
                     INVESTMENT OPERATIONS........                 0.00         1.02        0.76         1.05         0.47
                                                                   ----         ----        ----         ----         ----
Less Distributions:

         From net investment income.......                       (0.39)       (0.49)      (0.52)       (0.63)       (0.64)

         From realized gains..............                       (0.09)            -           -            -            -
                                                                 ------            -           -            -            -

                  Total distributions.....                       (0.48)       (0.49)      (0.52)       (0.63)       (0.64)

NET ASSET VALUE, END OF PERIOD............                       $10.39       $10.87      $10.34       $10.10        $9.68
                                                                 ======       ======      ======       ======        =====

Total Return on Net Asset Value (3).......                        0.08%       10.06%       7.40%       10.61%        4.41%
 SUPPLEMENTAL DATA AND RATIOS(7):
         Net assets, end of period
         (000's)..................................              $28,958      $31,264     $38,267      $38,540      $78,188

         Ratio of net operating
             expenses to average net
             assets (4)(5)
             Before waivers and recoveries........                0.98%        1.29%       1.08%        0.31%        0.17%
             After waivers and recoveries.........                1.00%        1.00%       0.76%        0.31%        0.17%

         Program service fee (5) .................                  N/A          N/A       0.17%        0.50%        0.50%

         Ratio of investment income
             to average net assets(4).............
                                                                  3.40%        4.51%       5.09%        6.74%        6.55%

         Portfolio turnover rate(8)...............              302.49%          N/A   99.46%(6)      236.10%      211.40%


(1) Information presented relates to a share of capital stock outstanding for the entire period.

(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(3) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001 and 2000. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.

(4) Ratios include all management fees and expenses except for the program service fee.

(5) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.

(6) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

(7) For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.

(8) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       AHA BALANCED FUND - CLASS I SHARES

                                              FOR THE PERIOD
                                              JULY 1 - DECEMBER             FOR THE PERIOD ENDED JUNE 30
                                                  31, 2004
                                                 (UNAUDITED)
                                              -----------------------------------------------------------------------
PER SHARE DATA (1)(7)                                                   2004     2003       2002      2001      2000
                                                                        ----     ----       ----      ----      ----

 NET ASSET VALUE
         BEGINNING OF PERIOD......................                     $8.03    $8.03      $9.17    $12.44    $14.69
                                                                       -----    -----      -----    ------    ------
Income from Investment Operations:

         Net investment income....................                   0.10(2)     0.11       0.12      0.45      0.37


         Net realized and unrealized
            gain (loss) on investments............                      0.97        -     (0.72)      0.16      0.26
                                                                        ----        -     ------      ----      ----
                  TOTAL GAIN (LOSS) FROM
                       INVESTMENT OPERATIONS......                      1.07     0.11     (0.60)      0.61      0.63
                                                                        ----     ----     ------      ----      ----
Less Distributions:

         From net investment income...............                    (0.12)   (0.11)     (0.12)    (0.36)    (0.37)

         From realized gains......................                         -        -     (0.42)    (3.52)    (2.51)
                                                                           -        -     ------    ------    ------

                  Total distributions.............                    (0.12)   (0.11)     (0.54)    (3.88)    (2.88)
                                                                      ------   ------     ------    ------    ------

NET ASSET VALUE, END OF PERIOD....................                     $8.98    $8.03      $8.03     $9.17    $12.44
                                                                       =====    =====      =====     =====    ======

Total Return on Net Asset Value (3)...............                    13.41%    1.40%    (6.94)%     6.21%     3.99%
 SUPPLEMENTAL DATA AND RATIOS(7):

         Net assets, end of period (000's)........                   $16,930  $18,615    $23,375   $23,591   $48,936
         Ratio of net operating expenses
             to average net assets (4)(5)
             Before waivers and recoveries........                     1.31%    1.81%      1.64%     0.46%     0.24%
             After waivers and recoveries.........                     1.50%    1.50%      1.13%     0.46%     0.24%

         Program service fee (5) .................                       N/A      N/A      0.24%     0.75%     0.75%

         Ratio of investment income
             to average net assets  (4)...........
                                                                       1.14%    1.43%      1.42%     2.66%     2.59%

         Portfolio turnover rate..................                    69.85%      N/A  80.33%(6)   220.34%   169.10%


(1) Information presented relates to a share of capital stock outstanding for the entire period.

(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(3) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001 and 2000. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.

(4) Ratios include all management fees and expenses except for the program service fee.

(5) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.

(6) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

(7) For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.


                  AHA DIVERSIFIED EQUITY FUND - CLASS I SHARES


                                                   FOR THE PERIOD
                                                     JULY 1 -                  FOR THE PERIOD ENDED JUNE 30
                                                     DECEMBER 31,
                                                         2004
                                                     (UNAUDITED)
                                                  -----------------------------------------------------------------------
PER SHARE DATA (1)(6)                                                     2004       2003      2002       2001      2000
                                                                          ----       ----      ----       ----      ----

NET ASSET VALUE
         BEGINNING OF PERIOD......................                      $12.74     $13.08    $15.90     $21.04    $22.15
                                                                        ------     ------    ------     ------    ------
Income from Investment Operations:

         Net investment income....................                        0.10       0.08      0.10       0.26      0.24
         Net realized and unrealized
             gain (loss) on investments...........                        2.65     (0.34)    (2.01)     (0.21)      1.05
                                                                          ----     ------    ------     ------      ----
                  TOTAL GAIN (LOSS) FROM
                       INVESTMENT OPERATIONS......                        2.75     (0.26)    (1.91)       0.05      1.29
                                                                          ----     ------    ------       ----      ----
Less Distributions:
         From net investment income...............                      (0.10)     (0.08)    (0.11)     (0.26)    (0.24)
         From realized gains......................                           -          -    (0.80)     (4.93)    (2.16)
                                                                             -          -    ------     ------    ------
                  Total distributions.............                      (0.10)     (0.08)    (0.91)     (5.19)    (2.40)
                                                                        ------     ------    ------     ------    ------

NET ASSET VALUE, END OF PERIOD....................                      $15.39     $12.74    $13.08     $15.90    $21.04
                                                                        ======     ======    ======     ======    ======

Total Return on Net Asset Value (2)...............                      21.60%    (1.98)%  (12.75)%      1.17%     5.28%
 SUPPLEMENTAL DATA AND RATIOS(6):

         Net assets, end of period (000's)........                     $68,068    $55,564   $85,673    $92,053  $131,786
         Ratio of net operating expenses to
             average net assets (3)(4)............                       1.02%      1.18%     0.84%      0.16%     0.11%

         Program service fee (4) .................                         N/A        N/A     0.25%      0.75%     0.75%

         Ratio of investment income
             to average net assets (3)............                       0.67%      0.61%     0.66%      1.33%     1.11%

         Portfolio turnover rate (7)..............                      97.51%        N/A 29.13%(5)     99.48%    66.84%


(1) Information presented relates to a share of capital stock outstanding for the entire period.

(2) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001 and 2000. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.

(3) Ratios include all management fees and expenses except for the program service fee.

(4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.

(5) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

(6) For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.

(7) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                            Prior Performance of SKBA

         The performance of the composite below shows the performance of SKBA in managing all substantially similar accounts with investment objectives, policies, strategies, and risks substantially similar to those of the Fund. The composite shown below is an aggregation of all accounts managed by SKBA that have investment objectives, policies, strategies, and risks that are substantially similar to those of the Fund ("SRV composite"). Since the inception of the SRV composite, SKBA has not applied the exclusionary screen for abortion that SKBA applies with respect to the Fund; however, the SRV composite, since inception, has never included those types of securities. Had SKBA applied the exclusionary screen for abortion for the time periods shown below, the performance of the SRV composite would not have materially differed.

         The performance shown below is for the one-year, three-year and since inception periods ending December 31, 2004 and does not represent the performance of the Fund. The composite performance data has been provided by SKBA.

         The composite includes all accounts that SKBA managed or sub-advised that have substantially similar investment profiles. The accounts included in the composite are not subject to the same type of expenses to which the Fund is subject. The accounts also are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composite are lower than the Fund's expenses. Consequently, if the expenses of the Fund had been included in the composite, the composite's performance results would have been lower than what is shown below.

         The performance information of the account is not intended to predict or suggest the performance that might be experienced by the Fund or an individual investor in the Fund. The performance information was calculated using standards promulgated by the Association for Investment Management & Research. Investors should be aware that the methodology used for the composite performance is not the SEC standard to calculate the performance. As a result, such performance results may differ from results calculated according to the SEC's methodology.


-------------------------------------------- ---------------- ---------------- ----------------
        AVERAGE ANNUAL TOTAL RETURN
             FOR PERIODS ENDED                                                      SINCE
             DECEMBER 31, 2004                   1 YEAR           3 YEARS      Inception1
-------------------------------------------- ---------------- ---------------- ----------------
-------------------------------------------- ---------------- ---------------- ----------------
 SRV composite (1) (net of fees)
-------------------------------------------- ---------------- ---------------- ----------------
-------------------------------------------- ---------------- ---------------- ----------------
Russell 1000 Value
-------------------------------------------- ---------------- ---------------- ----------------
-------------------------------------------- ---------------- ---------------- ----------------
S&P 500
-------------------------------------------- ---------------- ---------------- ----------------



(1) The inception date of the SRV composite was January, 1, 2000.

                          Prior Performance of Pyrford


         The performance of the composite below shows the performance of Pyrford in managing all substantially similar accounts with investment objectives, policies, strategies, and risks substantially similar to those of the International Core Equity Fund. The composite shown below is an aggregation of all accounts managed by Pyrford that have investment objectives, policies, strategies, and risks that are substantially similar to those of the International Core Equity Fund.


         The performance shown below is for the one-, three-, five- and ten-year periods ending December 31, 2004 and does not represent the performance of the AHA International Core Equity Fund. The composite performance data has been provided by Pyrford.


         The composite includes all accounts that Pyrford managed or sub-advised that have substantially similar investment profiles. The accounts included in the composite are not subject to the same type of expenses to which the International Core Equity Fund is subject. The accounts also are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the International Core Equity Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composite are lower than the International Core Equity Fund's expenses. Consequently, if the expenses of the International Core Equity Fund had been included in the composite, the composite's performance results would have been lower than what is shown below.

         The performance information of the account is not intended to predict or suggest the performance that might be experienced by the International Core Equity Fund or an individual investor in the International Core Equity Fund. The performance information was calculated using standards promulgated by the Association for Investment Management & Research. Investors should be aware that the methodology used for the composite performance is not the SEC standard to calculate the performance. As a result, such performance results may differ from results calculated according to the SEC's methodology.


--------------------------------------------------------- ---------------- -------------- --------------- -------------
              AVERAGE ANNUAL TOTAL RETURN                     1 YEAR          3 YEARS        5 YEARS        10 YEARS
          FOR PERIODS ENDED DECEMBER 31, 2004
--------------------------------------------------------- ---------------- -------------- --------------- -------------
--------------------------------------------------------- ---------------- -------------- --------------- -------------
                       Composite                                                                              n/a
--------------------------------------------------------- ---------------- -------------- --------------- -------------
--------------------------------------------------------- ---------------- -------------- --------------- -------------
                MSCI World ex USA Index*                                                                      n/a
--------------------------------------------------------- ---------------- -------------- --------------- -------------


* The Morgan Stanley Capital International (MSCI) World ex-USA Index comprises the entire developed world less the United States. The MSCI World ex-USA Index is a trademark of Morgan Stanley Capital International, Inc.

                              FOR MORE INFORMATION

More information about the Funds is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into this Prospectus.

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. Those documents contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its most recent fiscal period.

                              TO OBTAIN INFORMATION

To obtain free copies of the annual, semi-annual report or the SAI or to discuss questions about the Funds:

BY TELEPHONE  - 1-800-445-1341

BY MAIL


AHA Investment Funds, Inc.
P.O. Box 446
Portland, Maine  04112


BY INTERNET

Information about the Funds is available via the internet at WWW.AHAFUNDS.ORG.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Free text only versions of the Funds' documents are available on the EDGAR Database on the SEC's Internet web-site, at www.sec.gov. You can also obtain copies of this information, after paying a duplication fee, by e-mail request at: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-0102.


811-05534

                           AHA INVESTMENT FUNDS, INC.
                     AHA LIMITED MATURITY FIXED INCOME FUND
                       AHA FULL MATURITY FIXED INCOME FUND
                                AHA BALANCED FUND
                           AHA DIVERSIFIED EQUITY FUND
                      AHA SOCIALLY RESPONSIBLE EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND



                       SUPPLEMENT DATED [APRIL 8, 2005] TO
                        PROSPECTUS DATED [APRIL 8, 2005]


    Shares of AHA International Core Equity Fund are not currently available for purchase as the Fund has not yet commenced operations.

                           AHA INVESTMENT FUNDS, INC.
                     AHA LIMITED MATURITY FIXED INCOME FUND
                       AHA FULL MATURITY FIXED INCOME FUND
                                AHA BALANCED FUND
                           AHA DIVERSIFIED EQUITY FUND
                      AHA SOCIALLY RESPONSIBLE EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND



                                 CLASS A SHARES









                               P R O S P E C T U S
                                 [April 8, 2005]






                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603
                                 1-800-445-1341

                                 ---------------



Be sure to read this prospectus before you invest and retain it for future reference. This prospectus presents essential facts about the Funds, including investment strategies, management fees and services available to you as an investor.

The U.S. Securities and Exchange Commission has not approved or disapproved any of the Funds' shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                 ---------------

                                TABLE OF CONTENTS
                                                                            PAGE



INVESTMENTS, RISKS AND PERFORMANCE.............................................1
         AHA LIMITED MATURITY FIXED INCOME FUND................................2
         AHA FULL MATURITY FIXED INCOME FUND...................................5
         AHA BALANCED FUND.....................................................8
         AHA DIVERSIFIED EQUITY FUND..........................................11
         AHA SOCIALLY RESPONSIBLE EQUITY FUND.................................14
         AHA INTERNATIONAL CORE EQUITY FUND...................................15
PRINCIPAL RISK CONSIDERATIONS.................................................17
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS.................................20
FEES AND EXPENSES.............................................................21
SHAREHOLDER INFORMATION.......................................................23
         Pricing of Fund Shares...............................................23
         Investment Minimums..................................................23
         How to Buy Shares....................................................23
         How to Exchange Shares...............................................27
         How to Sell Shares...................................................28
         Policy on Trading of Fund Shares.....................................30
         Automatic Redemption of Small Accounts...............................31
         Lost Accounts........................................................32
         Anti-Money Laundering Compliance.....................................32
         Reporting to Shareholders............................................33
         Distribution and Service Fees........................................33
         Portfolio Holdings Disclosure........................................33
MANAGEMENT OF THE FUNDS.......................................................33
         Investment Adviser...................................................33
         Investment Managers..................................................34

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................40
FINANCIAL HIGHLIGHTS..........................................................42
Prior Performance of SKBA.....................................................52
Prior Performance of Pyrford..................................................54

                       INVESTMENTS, RISKS AND PERFORMANCE

         Each Fund is a series of AHA Investment Funds, Inc. (the "Funds"), an open-end management investment company with multiple series. The Funds are designed to provide investors with a broad range of investment choices and strategies and offer three classes of shares: Class A Shares, Class I Shares and Institutional Servicing Class Shares. This prospectus describes Class A shares, which are currently offered directly by the Funds and by broker-dealers and financial institutions that hold such shares for the benefit of their customers, employee benefit plans, and pension and profit-sharing plans. Class I Shares and Institutional Servicing Class Shares are offered through a separate prospectus to participants in the American Hospital Association Investment Program, member hospitals of the American Hospital Association ("AHA"), their affiliated organizations, insurance funds, and other organizations within the healthcare industry, as well as to employee benefit plans, and pension and profit-sharing plans of health-related and other companies.


         The following Fund summaries identify each Fund's investment objective and principal investment strategies. Other investment strategies and techniques are described in the Statement of Additional Information ("SAI").

                     AHA LIMITED MATURITY FIXED INCOME FUND

INVESTMENT OBJECTIVE


The Fund seeks to provide a high level of current income, consistent with the preservation of capital and liquidity. The investment objective of the Fund is fundamental and may not be changed by the board of directors of the Fund (the "Board of Directors") without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in: (i) fixed income securities that the U.S. Government, its agents or instrumentalities issue or guarantee, and (ii) money market instruments and non-convertible fixed income securities of other issuers having one of the three highest ratings of either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P"). Certain securities issued by U.S. Government sponsored entities are not issued or guaranteed by the United States Treasury, even though that entity may be chartered or sponsored by an Act of the U.S. Congress.

The dollar-weighted average maturity of the Fund is normally less than three years. In no event will the dollar-weighted average maturity of the Fund exceed five years. There is no limit on the maturities of individual securities. The Fund's Investment Manager determines which securities to purchase or sell and adjusts the Fund's average maturity based upon a variety of factors aimed at controlling risk while seeking to capture market opportunities. These factors include an analysis of interest rates and yields, the quality of particular securities, and the comparative risks and returns of alternative investments.

The Fund's Investment Manager may sell a security if the security's creditworthiness or rating has deteriorated. However, as long as a security continues to meet the Fund's other criteria, the Fund's Investment Manager is not required to sell a security if the security's rating or credit quality deteriorates after its purchase.


For a more complete description of the securities in which the Fund may invest, please see "Additional Information About Fund Investments" in this Prospectus or "Investment Strategies" in the Fund's SAI.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are listed below.

o    CREDIT RISK

o    INTEREST RATE RISK

o    PREPAYMENT RISK

o    MANAGEMENT RISK

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

PERFORMANCE

         The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

         Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

YEAR-BY-YEAR TOTAL RETURNS (AS OF 12/31 EACH YEAR)
CLASS I SHARES 1

1995    10.54%
1996     4.09%
1997     5.92%
1998     6.31%
1999     2.75%
2000     7.61%
2001     8.19%
2002     5.44%
2003     1.80%
2004


During the periods included in this bar chart, the highest and lowest quarterly returns were ____% and ____%, respectively, for the quarters ended _____________ and _____________. The year-to-date total return as of March 31, 2005 was ____% for Class I Shares.


(1) Because Class A Shares have been offered to the public for less than one calendar year, the information provided in the bar chart represents only the performance of Class I Shares, one of the Fund's other classes of shares, which are offered to institutional investors by a separate prospectus. Class A shares were initially offered on October 22, 2004. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares would differ from those of the Class I Shares.


         The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2004. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

         After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/04)
CLASS I SHARES 1
ALL RETURNS REFLECT REINVESTED DIVIDENDS.


                                                              1 YEAR            5 YEARS          10 YEARS
                                                              ------            -------          --------
LIMITED MATURITY FIXED INCOME FUND
     Return Before Taxes                                       ____%             ____%             ____%
     Return After Taxes on Distributions                       ____%             ____%             ____%
     Return After Taxes on Distributions
     and Sale of Fund Shares                                   ____%             ____%             ____%

MERRILL LYNCH 1-3 YEAR TREASURY INDEX 2                        ____%             ____%             ____%

LEHMAN BROTHERS GOVERNMENT 1-3 YEAR INDEX 2                    ____%             ____%             ____%
(reflects no deduction for fees, expenses or taxes)


(1) Because Class A Shares have been offered to the public for less than one calendar year, the information provided in the table represents only the performance of Class I Shares, one of the Fund's other classes of shares, which are offered to institutional investors by a separate prospectus. Class A shares were initially offered on October 22, 2004. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares would differ from those of the Class I Shares.

(2) Performance was previously compared against the Lehman Brothers Government 1-3 Year Index but was changed to the Merrill Lynch 1-3 Year Treasury Index because it is a more appropriate benchmark. The Merrill Lynch 1-3 Year Treasury Index is a subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. This index is available on a monthly basis in price-only and total return versions. The value was set at 100 on 12/31/1975. The Lehman Brothers Government 1-3 Year Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. Lehman Brothers Government 1-3 Year Index is a trademark of Lehman Brothers, Inc.

                       AHA FULL MATURITY FIXED INCOME FUND

INVESTMENT OBJECTIVE


The Fund seeks to provide the highest level of income consistent with long-term preservation of capital. The investment objective of the Fund is fundamental and may not be changed by the Board of Directors without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

The Fund uses multiple Investment Managers that each use distinct investment strategies to achieve the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in: (i) fixed income securities that the U.S. Government, its agents or instrumentalities issue or guarantee, and (ii) money market instruments and non-convertible fixed income securities of other issuers having one of the three highest ratings of Moody's or S&P. The Fund may invest up to 20% of its total assets at the time of purchase in securities that Moody's rates Baa or S&P rates BBB or which, if not rated, the Fund's Investment Managers determine are of comparable quality. Certain securities issued by U.S. Government sponsored entities are not issued or guaranteed by the United States Treasury, even though that entity may be chartered or sponsored by an Act of the U.S. Congress.

The Fund has no minimum or maximum maturity for the securities it may purchase. The Fund's Investment Managers may vary the average maturity of the Fund's assets substantially and make buy and sell decisions based upon their individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments.

The Fund's Investment Managers may sell a portfolio holding if the security's creditworthiness or rating has deteriorated. However, so long as a security continues to meet the Fund's other criteria, the Fund's Investment Manager is not required to sell a security if the security's rating or credit quality deteriorates after its purchase.


For a more complete description of the securities in which the Fund may invest, please see "Additional Information About Fund Investments" in this Prospectus or "Investment Strategies" in the Fund's SAI.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are listed below.

o   CREDIT RISK

o   INTEREST RATE RISK

o   PREPAYMENT RISK

o   MANAGEMENT RISK

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

PERFORMANCE

         The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

         Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

YEAR-BY-YEAR TOTAL RETURNS (AS OF 12/31 EACH YEAR)
CLASS I SHARES 1

1995     17.18%
1996      2.24%
1997      9.36%
1998      8.11%
1999     -1.48%
2000     10.72%
2001      7.97%
2002      8.84%
2003      4.62%
2004


During the periods included in this bar chart, the highest and lowest quarterly returns were ____% and ____%, respectively, for the quarters ended __________ and __________. The year-to-date total return as of March 31, 2005 was ____% for Class I Shares.


1 Because Class A Shares have been offered to the public for less than a calendar year, the information provided in the bar chart represents only the performance of Class I Shares, one of the Fund's other classes of shares, which are offered to institutional investors by a separate prospectus. Class A Shares were initially offered by the Fund on May 11, 2004. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares would differ from those of the Class I Shares.


         The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2004. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of

Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

         After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.



AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/04)
CLASS I SHARES 1
ALL RETURNS REFLECT REINVESTED DIVIDENDS.

                                                              1 YEAR            5 YEARS          10 YEARS
                                                              ------            -------          --------
FULL MATURITY FIXED INCOME FUND
     Return Before Taxes                                       ____%            ____%            ____%
     Return After Taxes on Distributions                       ____%            ____%            ____%
     Return After Taxes on Distributions
     and Sale of Fund Shares                                   ____%            ____%            ____%

LEHMAN BROTHERS GOVERNMENT/CORPORATE 2
     INTERMEDIATE TOTAL RETURN INDEX                            ____%            ____%            ____%
LEHMAN BROTHERS AGGREGATE BOND INDEX 2                          ____%            ____%            ____%
(reflects no deduction for fees, expenses or taxes)


1 Because Class A Shares have been offered to the public for less than a calendar year, the information provided in the table represents only the performance of Class I Shares, one of the Fund's other classes of shares, which are offered to institutional investors by a separate prospectus. Class A Shares were initially offered on May 11, 2004. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares would differ from those of the Class I Shares.

2 Performance was previously compared against the Lehman Brothers Aggregate Bond
  Index but was changed to the Lehman Brothers Government/Corporate Intermediate Total Return Index because it is a more appropriate benchmark. The Lehman Brothers Government/Corporate Intermediate Total Return Index is a total return index consisting of investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years. The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. The Lehman Brothers Aggregate Bond Index and the Lehman Brothers Government/Corporate Intermediate Total Return Index are trademarks of Lehman Brothers, Inc.

                                AHA BALANCED FUND

INVESTMENT OBJECTIVE


The Fund seeks to provide a combination of growth of capital and income. The investment objective of the Fund is fundamental and may not be changed by the Board of Directors without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

The Fund uses multiple Investment Managers to obtain expertise in both the equity and fixed-income markets to achieve the Fund's investment objective.

Under normal circumstances, the Fund invests no more than 75% of its net assets (at market value at the time of purchase) in common stocks that the Fund's Investment Managers believe offer long-term growth and/or income potential and at least 25% of its net assets in fixed income securities, some of which may be convertible into common stocks. Fixed income investments may include U.S. Government Securities, non-convertible debt of "investment grade" quality (e.g., that Moody's has rated Baa or higher or S&P has rated BBB or higher) and money market instruments. The Fund has no restrictions on market capitalization.

The Fund's Investment Managers pursue the Fund's objectives in a way that seeks to reduce the magnitude and rapidity of short term movements in the net asset value of its shares. For the fixed income portion of the Fund, the Fund's Investment Managers may vary the average maturity of the Fund's assets substantially and make buy and sell decisions based upon their individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. The Fund has no restrictions concerning the minimum or maximum maturity of its fixed income investments.

For the equity portion of the Fund, the investment strategies of the Fund's Investment Managers will differ, but typically will emphasize securities that have one or more of the following characteristics:

      o prices they believe are significantly below the intrinsic value of the company;

      o  favorable prospects for earnings growth;

      o  above average return on equity and dividend yield; and

      o  sound overall financial condition of the issuer.

An Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or more attractive investment alternatives are identified.


For a more complete description of the securities in which the Fund may invest, please see "Additional Information About Fund Investments" in this Prospectus or "Investment Strategies" in the Fund's SAI.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are listed below.

o  MARKET RISK

o  CREDIT RISK

o  INTEREST RATE RISK

o  PREPAYMENT RISK

o  MANAGEMENT RISK

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

PERFORMANCE

         The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

         Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

YEAR-BY-YEAR TOTAL RETURNS (AS OF 12/31 EACH YEAR)
CLASS I SHARES 1

1995     25.02%
1996     18.05%
1997     24.45%
1998      8.83%
1999     15.43%
2000      1.61%
2001      1.27%
2002    -11.18%
2003     19.36%
2004


During the periods included in this bar chart, the highest and lowest quarterly returns were ____% and ____%, respectively, for the quarters ended ___________ and ___________. The year-to-date total return as of March 31, 2005 was ____% for Class I Shares.


1 Because Class A Shares have not been offered, the information provided in the bar chart represents only the performance of Class I Shares, one of the Fund's other classes of shares, which are offered to institutional investors by a separate prospectus. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares would differ from those of the Class I Shares.


         The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2004. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on

Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

         After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/04)
CLASS I SHARES 1
ALL RETURNS REFLECT REINVESTED DIVIDENDS.
                                                              1 YEAR            5 YEARS          10 YEARS
                                                              ------            -------          --------
BALANCED FUND
     Return Before Taxes                                      ____%             ____%            ____%
     Return After Taxes on Distributions                      ____%             ____%            ____%
     Return After Taxes on Distributions
     and Sale of Fund Shares                                  ____%             ____%            ____%

S&P 500(R) STOCK INDEX 2                                      ____%             ____%            ____%
(reflects no deduction for fees, expenses or taxes)

LEHMAN BROTHERS AGGREGATE BOND INDEX 2                        ____%             ____%            ____%
(reflects no deduction for fees, expenses or taxes)


1 Because Class A Shares have not been offered, the information provided in the table represents only the performance of Class I Shares, one of the Fund's other classes of shares, which are offered to institutional investors by a separate prospectus. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares would differ from those of the Class I Shares.


2 The S&P 500(R) Stock Index is a broad market-weighted average of U.S.
  blue-chip companies. The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. S&P 500(R) Stock Index is a registered trademark of McGraw-Hill, Inc. The Lehman Brothers Aggregate Bond Index is a trademark of Lehman Brothers, Inc.

                           AHA DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE


The Fund seeks to provide long-term capital growth. The investment objective of the Fund is fundamental and may not be changed by the Board of Directors without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

The Fund uses multiple Investment Managers that each use distinct investment styles and research techniques to achieve the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in common stocks that are diversified among various industries and market sectors. The Fund may also invest up to 20% of its net assets at the time of purchase in fixed income securities, including money market instruments having one of the three highest ratings of Moody's or S&P. The Fund has no restrictions on market capitalization.

The investment strategies of the Fund's Investment Managers will differ, but typically will emphasize securities that have one or more of the following characteristics:

      o prices they believe to be significantly below the intrinsic value of the company;

      o  favorable prospects for earnings growth;

      o  above average return on equity and dividend yield; and

      o  sound overall financial condition of the issuer.

An Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or more attractive investment alternatives are identified.


For a more complete description of the securities in which the Fund may invest, please see "Additional Information About Fund Investments" in this Prospectus or "Investment Strategies" in the Fund's SAI.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are listed below.

o    MARKET RISK

o    CREDIT RISK

o    INTEREST RATE RISK

o    PREPAYMENT RISK

o    MANAGEMENT RISK


Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

PERFORMANCE

         The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

         Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

YEAR-BY-YEAR TOTAL RETURNS (AS OF 12/31 EACH YEAR)
CLASS A SHARES 1


1995     33.73%
1996     23.35%
1997     33.64%
1998     16.67%
1999     20.98%
2000     -2.92%
2001     -2.05%
2002    -19.59%
2003     28.83%
2004


During the periods included in this bar chart, the highest and lowest quarterly returns were ____% and ____%, respectively, for the quarters ended ____________ and ____________. The year-to-date total return as of March 31, 2005 was ____% for Class A Shares.


(1) For each calendar year other than the calendar year ending December 31, 2003, the total returns shown for Class A shares are the returns of the Fund's Class I shares (the oldest existing Fund class). Class A shares were first offered by the Fund on December 30, 2002. For calendar years other than 2003, the total returns for Class A Shares would have had substantially similar to the Class I returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares exceed expenses paid by Class I shares.


         The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2004. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class A Shares. The Fund's "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

         After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/04)
CLASS A SHARES 1
ALL RETURNS REFLECT REINVESTED DIVIDENDS.
                                                                 INCEPTION
                                                                    DATE        1 YEAR       5 YEARS      10 YEARS
                                                                    ----        ------       -------      --------
DIVERSIFIED EQUITY FUND                                         12/30/02
     Return Before Taxes                                                         ____%        ____%         ____%
     Return After Taxes on Distributions                                         ____%        ____%         ____%
     Return After Taxes on Distributions
     and Sale of Fund Shares                                                     ____%        ____%         ____%

S&P 500(R) STOCK INDEX 2                                            N/A          ____%        ____%         ____%
(reflects no deduction for fees, expenses or taxes)

RUSSELL 1000(R) VALUE INDEX 2                                       N/A          ____%        ____%         ____%
(reflects no deduction for fees, expenses or taxes)


1 Class A is a newer class of shares. Class A shares were initially offered on December 30, 2002 and Class I shares were initially offered on October 20, 1988. The Class A performance information includes returns of the Fund's Class I shares (the oldest existing Fund class) for periods prior to the inception of Class A shares. These returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between Class I shares and Class A shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class A shares would have been lower.

2 The S&P 500(R) Stock Index is a broad market-weighted average of U.S.
  blue-chip companies. The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. S&P 500(R) Stock Index is a registered trademark of McGraw-Hill, Inc. Russell 1000(R) Value Index is a registered trademark of The Frank Russell Company.

                      AHA SOCIALLY RESPONSIBLE EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth. The investment objective of the Fund is fundamental and may not be changed by the Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of investment) in common stocks of U.S. issuers that meet certain socially responsible criteria. The Fund invests in securities that have a market capitalization greater than $1 billion at the time of purchase.

The Fund invests with an investment process that considers the social profile of the company, both positive and negative, within the context of rigorous financial analysis. The Fund screens a company's involvement in tobacco, alcohol, gambling, abortion, weaponry, and nuclear power. See "Additional Information About Fund Investments - Investment Selection Process."

The Investment Manager may determine to sell a security when its target value is realized, the company has a deteriorating social profile, its financial fundamentals deteriorate, changing circumstances effect the original reasons for a security's purchase, or it identifies more attractive investment alternatives.

For a more complete description of the securities in which the Fund may invest, please see "Additional Information About Fund Investments" in this prospectus or "Investment Strategies" in the Fund's statement of additional information.

PRINCIPAL INVESTMENT RISKS

o    Common Stock Risk

o    Large-sized Company Risk

o    Medium-sized Company Risk

o    Management Risk

o    Market Risk

PERFORMANCE

Performance information for the Fund has not been presented because the Fund commenced operations on January 1, 2005 and therefore had not been in operation for a full calendar year as of the date of this prospectus.

                       AHA INTERNATIONAL CORE EQUITY FUND

INVESTMENT OBJECTIVE


The Fund seeks to provide long-term capital appreciation. The investment objective of the Fund is fundamental and may not be changed by the Board of Directors without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (at market value at the time of purchase), in the common stock and depository receipts of foreign issuers domiciled in developed countries within Europe, Australia and the Far East. The Fund also may invest up to 20% of its net assets in fixed income securities, including money market instruments having one of the three highest ratings of Moody's or S&P.

The Fund buys and sells foreign currencies to enable it to purchase and sell securities in markets outside the U.S. The Fund may use other hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular markets. These strategies, commonly called derivatives, involve the use of financial instruments the values of which depend on, or are derived from, the value of an underlying security, index or currency. Although the Fund may engage in foreign currency hedge transactions to help reduce risk, those transactions may not be effective or appropriate in particular situations, nor will they protect against declines in security values.

The Fund typically will invest in the securities of a company that the Investment Manager believes has one or more of the following characteristics:

     o   a leader in its industry on a global, regional or local basis;

     o consistent and superior earnings growth (relative to companies in the same industry or the market as a whole);

     o   high profitability;

     o   superior management; and

     o   sustainable competitive advantage.

The Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or it identifies more attractive investment alternatives.


For a more complete description of the securities in which the Fund may invest, please see "Additional Information About Fund Investments" in this Prospectus or "Investment Strategies" in the Fund's SAI.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are listed below.

o    MARKET RISK

o    FOREIGN SECURITIES RISK

o    CURRENCY RISK

o    CREDIT RISK

o    INTEREST RATE RISK

o    PREPAYMENT RISK

o    HEDGING RISK

o    MANAGEMENT RISK

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

PERFORMANCE

         Performance information for the Fund has not been presented because the Fund has not commenced operations and therefore has not been in operation for a full calendar year.

                          PRINCIPAL RISK CONSIDERATIONS

         There is no guarantee that a Fund will be able to achieve its investment objective. The value of your investment in a Fund will change, which means that you may lose money by investing in any of the Funds. The principal risks of investing in the various Funds are summarized in the chart below.


-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
                                         LIMITED       FULL
                                        MATURITY     MATURITY                                  SOCIALLY
                                          FIXED       FIXED                  DIVERSIFIED    RESPONSIBLE    INTERNATIONAL
                                         INCOME       INCOME     BALANCED      EQUITY          EQUITY       CORE EQUITY
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
COMMON STOCK RISK                                                   X             X              X               X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
LARGE-SIZED COMPANY RISK                                                                         X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
MEDIUM-SIZED COMPANY RISK                                                                        X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
CREDIT RISK                                 X           X           X             X                              X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
CURRENCY RISK                                                                                                    X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
FOREIGN SECURITIES RISK                                                                                          X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
HEDGING/DERIVATIVES RISK                                                                                         X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
INTEREST RATE RISK                          X           X           X             X                              X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
MANAGEMENT RISK                             X           X           X             X              X               X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
MARKET RISK                                                         X             X              X               X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------
PREPAYMENT RISK                             X           X           X             X                              X
-------------------------------------- ------------ ----------- ----------- -------------- --------------- ---------------

         COMMON STOCK RISK - Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. Should a company undergo bankruptcy, the stocks of that company might have the least senior interest and could become worthless.

         LARGE-SIZED COMPANY RISK - At times, the stocks of large-sized companies may lag the stocks of medium-sized and small-sized companies in performance because large-sized companies may respond more slowly to market changes and opportunities.

         MEDIUM-SIZED COMPANY RISK - Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer

Wall Street firms - meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.


         CREDIT RISK - The risk that the issuer or the guarantor of a fixed income security or the counterparty to a derivative contract, repurchase agreement or loan of a security may not be able to meet its principal and/or interest payment obligations or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

         CURRENCY RISK - The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies will negatively affect the values of the Fund's non-U.S. investments. The exchange rates between foreign currencies and the U.S. dollar fluctuate daily for many reasons, including changes in interest rates, currency controls or adverse political or economic developments.

         FOREIGN SECURITIES RISK - The risk that the prices of foreign securities, including depository receipts that trade on U.S. markets may be more volatile than securities of U.S. issuers or securities that trade exclusively on U.S. markets due to limited availability of public information concerning foreign issuers, less securities regulation, less liquidity, exchange controls or exchange rate fluctuation, less favorable tax provisions, restrictions on currency transfer, expropriation, limits on repatriation of capital or other adverse political or economic developments. To the extent that a Fund focuses its investments in a particular currency or narrowly defined area, such as the Pacific Rim, it generally will have more exposure to regional economic risks associated with foreign investments because companies in those areas may share common characteristics and often are subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments.


         HEDGING RISK - The risk that downward price changes in a security may result in a loss greater than the Fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

         INTEREST RATE RISK - The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

         MANAGEMENT RISK The risk that the Investment Managers' security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. The Investment Managers' ability to choose suitable investments has a significant impact on each Fund's ability to achieve its investment objective. The Funds, with the exception of the Limited Maturity Fixed Income Fund and International Core Equity Fund use multiple Investment Managers. The use of multiple Investment Managers may also cause a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund's realization of capital gains.

         MARKET RISK - The risk that the value of securities will rise and fall due to factors affecting securities' markets. Market risk may affect a single issuer, a section of the economy, or the market as a whole. Equity securities generally have greater price volatility in response to company, market, economic or other news than fixed income securities.

         PREPAYMENT RISK - The risk that issuers will prepay fixed-rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

                  ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

         The investment objective of each Fund is fundamental and may not be changed by the board of directors of the Funds (the "Board of Directors") without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS


         During periods of adverse market or economic conditions, the Balanced Fund, the Diversified Equity Fund, the Socially Responsible Equity Fund and the International Core Equity Fund may temporarily invest all or a substantial portion of their assets in investment-grade fixed income securities and money market instruments having one of the three highest ratings of Moody's or S&P, or may hold cash. Such a defensive position may prevent a Fund from meeting its investment objectives. In addition, fixed income securities face various risks, including credit risk (the issuer might not be able to meet its principal and/or interest payment obligations) or interest rate risk (the risk that changing interest rates may adversely affect its value).


PORTFOLIO TURNOVER


         There are no limits on portfolio turnover. Turnover may vary significantly from year to year. It is estimated that the portfolio turnover rates of the Limited Maturity Fixed Income Fund and the Full Maturity Fixed Income Fund will not exceed 350%. The turnover rates of these Funds reflect the effect of their policies to alter their maturity structures in response to market conditions. It is estimated that the turnover rate for the fixed income segment of the Balanced Fund will not exceed 200%, and its equity segment will not exceed 150%. The Balanced Fund's assets may be shifted between fixed income and equity securities, but it is estimated that overall portfolio turnover rate of this Fund will not exceed 200%. It is estimated that the portfolio turnover rate of the International Core Equity Fund and the Diversified Equity Fund will not exceed 150%. It is estimated that the portfolio turnover rate of the Socially Responsible Equity Fund will not exceed 100%. Portfolio turnover may produce capital gains or losses that result in tax consequences for Fund investors. Portfolio turnover also increases transaction expenses, which reduces a Fund's return.

AHA SOCIALLY RESPONSIBLE EQUITY FUND

         In selecting investments, the Socially Responsible Equity Fund considers social criteria such as a company's community relations, corporate governance, diversity, employee relations, environmental impact and sustainability, human rights, and product safety. Using both quantitative and qualitative data, the Fund also evaluates a company's involvement in specific revenue-generating activities to determine whether the company's involvement was meaningful or simply incidental with respect to that activity.

         To evaluate a company's involvement in socially responsible activity, the Fund considers information provided by KLD Research & Analytics, Inc. or Investor Research Responsibility Center, as well as publicly available information. The Fund does not invest in a company that derives more than 5% of its total revenue from tobacco, alcohol, gambling, abortion or weaponry (whether to consumers or the military), or that is involved in nuclear power. Because information on a company's involvement in those activities may not be publicly available, it is possible that the Fund's holdings may include a company that does not meet its criteria for socially responsible investing. When the Fund discovers that a holding does not meet its criteria for socially responsible investing, the Fund will divest that holding as soon as reasonably practicable.

         The Fund then applies vigorous valuation screens that identify companies for further in-depth fundamental analysis for potential inclusion in the Fund. The investment strategy will typically emphasize securities that have one or more of the following characteristics:

         - Prices are believed to be significantly below the intrinsic value of the company

         -    Below average price to sales and price to cash flow ratios

         -    Sound balance sheet and overall condition of the company

         The Fund is authorized to change its strategy of normally investing at least 80% of its total assets in common stocks of U.S. issuers that meet certain social criteria without shareholder approval, although it currently does not intend to do so. The Fund will not change that strategy without providing shareholders at least 60 days' notice.

         The Socially Responsible Equity Fund may invest up to 15% of its total assets in sponsored American Depository Receipts (ADRs), although it currently does not intend to do so. ADRs may be more volatile than securities of U.S. issuers. To the extent that the Fund owns ADRs, the Fund is subject to (1) country risk, which is the chance that events, such as political upheaval, financial troubles, or natural disasters, will weaken a country's securities markets; and (2) currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


                                FEES AND EXPENSES

Below are the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases                       None

Maximum Deferred Sales Charge (Load)                                   None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends            None

Redemption Fee                                                         None

Exchange Fee                                                           None


ANNUAL FUND OPERATING EXPENSES 1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                SOCIALLY      INT'L
               EXPENSE                   LIMITED        FULL                   DIVERSIFIED    RESPONSIBLE      CORE
                                        MATURITY      MATURITY     BALANCED       EQUITY         EQUITY       EQUITY
-----------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                           0.50%        0.50%        0.75%         0.75%          0.75%        1.00%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                 0.25%        0.25%        0.25%         0.25%          0.25%        0.25%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES 2                                                                                  ___%4        ___%4
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
   EXPENSES 3
-----------------------------------------------------------------------------------------------------------------------

1    Expenses have been restated to reflect current fees.

2 The Fund pays SEI Global Services, Inc., the Fund's administrator, an administrative services fee of ____% of the Fund's average daily net assets, which is included in "Other Expenses."

3 CCM Advisors, LLC ("CCM Advisors"), the Funds' investment adviser, has undertaken to reimburse each Fund to the extent that the total operating expenses exceed the following levels as a percentage of average daily net assets: Limited Maturity, 1.25%; Full Maturity, 1.25%; Balanced, 1.75%; Diversified Equity, 1.50%; Socially Responsible Equity, 1.50%; International Core Equity, 2.25%.

     CCM Advisors or the Funds may terminate this undertaking at any time. Total operating expenses as shown in the table above do not include amounts that CCM Advisors anticipates it will reimburse the Fund pursuant to that undertaking. When CCM Advisors has reimbursed a Fund for expenses that exceed the levels shown above, CCM Advisors may recover the reimbursed amounts for a period that does not exceed three years after the time the expense was incurred, to the extent this can be done without exceeding the expense limits.

4 Because the Fund is new, the amount shown for "other expenses" is the estimated amount that the Fund will incur for the current fiscal year.


EXAMPLE: This example is intended to help you compare the cost of investing in a Fund with that of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that you earn a 5% return each year and that operating expenses remain the same. The example is for illustration only, your actual costs may be higher or lower then the amounts shown.


-----------------------------------------------------------------------------------------------------------------------
                                                                                                SOCIALLY
TIME PERIOD                           LIMITED                                   DIVERSIFIED    RESPONSIBLE   INT'L CORE
                                      MATURITY    FULL MATURITY      BALANCED      EQUITY         EQUITY       EQUITY
-----------------------------------------------------------------------------------------------------------------------
1 YEAR
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
3 YEARS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
5 YEARS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
10 YEARS
-----------------------------------------------------------------------------------------------------------------------


                             SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

         Shares of the Funds are bought and sold at net asset value on each day the New York Stock Exchange ("NYSE") is open for regular session trading, that is not a bank holiday. Net asset value is determined by dividing the value of a Fund's securities and other assets, less liabilities, by the number of shares outstanding. The Funds calculate their net asset value at the close of the regular trading session on the NYSE, usually 4:00 p.m., Eastern Time.


         Portfolio securities and assets are valued chiefly by quotations from the primary market in which they are traded. When reliable market quotations are not readily available, an Investment Manager, in coordination with CCM Advisors, values securities at their fair value under the direction of and in accordance with procedures approved by the Fund's Board of Directors. An Investment Manager may also use fair-value pricing if the value of a security a Fund holds is materially affected by events occurring after the close of the primary market on which the security is traded. The effect of fair-value pricing will be that the security's value will not be based on a quoted price, but on a price that reflects fair value of the security. The Board of Directors reviews all fair value determinations.


         Values of foreign securities are translated from local currencies into U.S. dollars using currency exchange rates. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the NYSE is not open, and does not take place on some days the NYSE is open. Accordingly, the value of a Fund's securities may change on days when a Fund does not calculate its NAV and shareholders are not able to buy or sell Fund shares.

INVESTMENT MINIMUMS


         The minimum initial investment in each Fund is $1,000. There is no minimum for subsequent investments. The Funds reserve the right to change the minimum amount required to open an account or to add to an existing account without prior notice. The Funds may accept investments of smaller amounts at their discretion.

HOW TO BUY SHARES

         You may purchase shares on any day that the NYSE is open for regular session trading that is not a bank holiday. There are three ways to purchase shares of the Fund:


-------------------------------------------------------------------------------------------------------------------------------
                                                                   BY MAIL
-------------------------------------------------------------------------------------------------------------------------------
  TO OPEN AN ACCOUNT:                                                  TO ADD TO AN ACCOUNT:
  -------------------                                                  ---------------------
  Complete and sign an application.
                                                                       Make your check payable to the Fund in which you
  Make your check payable to the Fund in which you choose to           choose to invest.  The check must be drawn on a U.S.
  invest.  The check must be drawn on a U.S. bank and                  bank.  The Funds will not accept third-party
  payable in U.S. dollars.  You will be required to include            checks.
  your full name, permanent street address, date of birth
  and taxpayer identification number.                                  Please include your account number on the check and
                                                                       send your check to:
  Send your completed application and check to:
  Regular Mail:                                                        Regular Mail:

               AHA Investment Funds, Inc.                                        AHA Investment Funds, Inc.
               P.O. Box 446                                                      P.O. Box 446
               Portland, ME  04112                                               Portland, ME  04112


  Overnight Delivery                                                   Overnight Delivery
               AHA Investment Funds, Inc.                                        AHA Investment Funds, Inc.
               Two Portland Square                                               Two Portland Square
               Portland, ME  04101                                               Portland, ME  04101
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                     BY BANK WIRE
-------------------------------------------------------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:                                                TO ADD TO AN ACCOUNT:

If you are making an initial investment in a Fund, before you      If you wish to add to an account by fed wire, call the
wire funds, please contact the Fund at 1-800-445-1341 to make      Funds at 1-800-445-1341, during business hours, to advise
arrangements with a telephone service representative to submit     of your intent to wire funds.  This will ensure prompt and
your completed application via mail, overnight delivery, or        accurate credit to your account upon receipt of your wire.
facsimile.  Upon receipt of your application, your account will
be established and a service representative will contact you       You may also make additional purchases via Electronic
within 24 hours to provide an account number and wiring            Funds Transfer from your checking/savings account, if you
instructions.  You may then contact your bank to initiate the      elected the option on your account application.  In order
wire using the following wire instructions:                        to participate in this option, your bank must be a member
                                                                   of the Automated Clearing House (ACH) network.
             Citibank, N.A.
             New York, NY                                          Amounts sent by wire or electronic funds must be received
             ABA #021000089                                        by 4:00 p.m. (Eastern Time) in order to buy shares that
                                                                   day.
    For Credit To:  Forum Shareholder Services
    Account Number:  30576692
    Further Credit:  Mutual Fund Name
    Shareholder name and account number
-------------------------------------------------------------------------------------------------------------------------------

The Funds do not impose charges for wire services, but your bank may impose such charges.

The Fund and Citigroup are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions.
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
--------------------------------------------------------------------------------
Contact your financial institution or financial professional for more information.

If a financial institution/financial professional is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the agent receives the order. The agent must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

Your financial institution or financial professional may establish higher minimum investment requirements than the Funds and may also independently charge you transaction fees and additional amounts in return for its services.
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT PURCHASING SHARES


o As long as the Funds, or the Funds' agent, receive your purchase order in good order before the close of regular session trading on the NYSE (generally 4:00 p.m., Eastern Time), your shares will be considered to be received that day and your shares will be purchased at that day's net asset value. Otherwise, your purchase order will be considered to be received the next business day, and your shares will be purchased at the next day's net asset value. To ensure that your request is in good order, follow the directions for purchasing shares under "How to Buy Shares."


o [You will begin earning dividends on the next business day after your purchase order is executed.]

o The Funds reserve the right to reject any purchase request, including a purchase request that may disrupt a Fund's operation or performance (See "Policy on Trading of Fund Shares") or as described below under "Anti-Money Laundering Compliance." The Funds will not be responsible for any loss, liability, cost or expense resulting from rejecting any purchase request.

o The Funds do not accept payment in cash or money orders. The Funds also do not accept cashier's checks. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.

o The transfer agent may charge a $25.00 fee against a shareholder's account, in addition to any loss sustained by the Funds, for any payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Funds reserve the right to reject any application.

o You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. The Funds may return investments received without a certified taxpayer identification number.

o The Funds will not issue share certificates (although share certificates have been issued in the past).

HOW TO EXCHANGE SHARES

         Shares of any Fund may be exchanged for the same class of shares of any other Fund. Shares may only be exchanged between identically registered accounts. An exchange is a sale and any gain or loss realized on an exchange may be recognized for federal income tax purposes. The Funds reserve the right to modify or terminate the exchange privilege and to impose fees for and limitations on its use.

         If you wish to exchange between Funds, you may transfer investments among existing accounts or you may open a new account to accept the exchange from an existing account. When requesting an exchange between Funds, both accounts must be registered in the same name, with the same address and taxpayer identification number. There are three ways to exchange your shares:

--------------------------------------------------------------------------------
                                     BY MAIL
--------------------------------------------------------------------------------
Send a written request using the procedures for written redemption requests below.

No signature guarantee is required.

If you were issued certificates for the shares being exchanged, the signed certificates and completed stock power form must accompany your written request.

                  For further information call: 1-800-445-1341.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  BY TELEPHONE
--------------------------------------------------------------------------------
You must request telephone exchange privileges on your initial account application.

To authorize telephone exchanges after establishing your Fund account, send a signed written request to:



                           AHA Investment Funds, Inc.
                                  P.O. Box 446
                               Portland, ME 04112


To request an exchange, call: 1-800-445-1341

Shares exchanged by telephone must have a value of $1,000 or more.

Exchange instructions must be received before 4:00 p.m. (Eastern Time).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
--------------------------------------------------------------------------------
Contact your financial institution or financial professional for more information.

Exchange instructions must be received before 4:00 p.m. (Eastern Time).

Your financial institution or financial professional may charge you transaction fees and additional amounts in return for its services.
--------------------------------------------------------------------------------

         Excessive trading can hurt both performance and shareholders. If you make excessive exchanges, the Funds may limit the number of exchanges between Funds, modify or discontinue the exchange privilege and impose fees for its use upon not less than sixty days written notice to shareholders. (See "Policy on Trading of Fund Shares").

HOW TO SELL SHARES

         You may redeem some or all of your shares on any day the NYSE is open for regular session trading and that is not a bank holiday. The Funds ordinarily pay redemption proceeds on the business day following the sale for your shares. However, the Funds reserve the right to make payment within seven days of the redemption request. Redemption proceeds will be sent to you via check to your address of record or will be wired to the bank via the instructions on your account.

         There are three ways to redeem your shares:

--------------------------------------------------------------------------------
                                    BY MAIL
--------------------------------------------------------------------------------
Complete a written redemption request that includes:

     o   the Fund's name;

     o   your account number;

     o   each account owner's name and address;

     o   the dollar amount or number of shares to be sold; and

     o   the signature of each owner as it appears on the account.

Send the written request to:


  Regular Mail:                                    Overnight Delivery:

  AHA Investment Funds, Inc.                       AHA Investment Funds, Inc.
  P.O. Box 446                                     Two Portland Square
  Portland, ME  04112                              Portland, ME  04101

If you were issued certificates for the shares being redeemed, the signed certificates and completed stock power form must accompany your written request.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  BY TELEPHONE
--------------------------------------------------------------------------------
You must make arrangements to redeem by telephone prior to the redemption. Please call 1-800-445-1341 for more information or to redeem during regular business hours.

Please be sure to furnish your taxpayer identification number.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

             THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
--------------------------------------------------------------------------------
Contact your financial institution or financial professional for more information.


Redemption requests must be received by your financial institution or financial professional before 4:00 p.m. (Eastern Time).


Your financial institution or financial professional may charge you transaction fees and additional amounts in return for its services.
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT SELLING SHARES


o As long as the Funds, or the Funds' agent, receive your redemption request in good order before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time), your shares will be sold at that day's net asset value. A redemption request is in good order if it includes all of the required information listed in "How to Sell Shares" and the Fund has a completed application on file. If the Funds receive your redemption request after the close of regular trading on the NYSE, your redemption request will be executed the next business day, and your shares will be sold at the next day's net asset value. Redemption proceeds may be withheld or delayed as required by anti-money laundering laws and regulations.


o Shares generally continue earning dividends until the next business day after your trade date.

o If you were issued stock certificates for your shares, you must forward the certificates and a stock power, along with your redemption or exchange request. Each must be signed on behalf of the registered shareholder or by an authorized signatory.

o The Funds require a signature guarantee when a redemption request will be payable to anyone other than the account owners of record, mailed to an address other than the address of record, or wired to a bank other than one previously authorized. A signature guarantee is also required in the event that you add wiring instructions to your account after it was initially established, and if you wish to redeem share certificates that were previously issued.

o Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, non-profit or retirement accounts. Please call us at 1-800-445-1341 before attempting to redeem from these types of accounts.

o Generally, payment of redemption proceeds will be made to you or sent to your pre-authorized bank account on the day following your redemption. However, the Funds reserve the right to send payment within seven days of your request. Additionally, if you have recently purchased shares by check, a Fund may withhold redemption process until it is reasonably satisfied that it has received payment, which may take up to 15 days from the date of purchase.

o The Funds may suspend redemptions or postpone payments of redemption proceeds for more than seven days during any period when (a) the NYSE is closed for other than customary weekends or holidays; (b) trading on the NYSE is restricted; (c) there are emergency circumstances as determined by the Securities and Exchange Commission; or (d) the Securities and Exchange Commission has by order permitted such suspension to protect shareholders of a Fund.

o The Funds reserve the right to pay redemptions "in kind" - payment of portfolio securities rather than cash - if the amount you are redeeming is large enough to effect a Fund's operation. In these cases, you might incur brokerage costs in converting the securities to cash and will be subject to market exposure until the securities are sold. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

ADDITIONAL INFORMATION ABOUT TELEPHONE TRANSACTIONS

         You may give up some level of security by choosing to exchange or sell shares by telephone rather than by mail. To prevent unauthorized transactions in your account, the Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, neither the Funds nor their service providers will be liable for any loss, liability, cost or expense arising from unauthorized or fraudulent telephone instructions. Because you may be responsible for unauthorized telephone requests, you should verify the accuracy of each telephone transaction as soon as you receive your account statement and you should take precautions to keep confidential your account number and tax identification number.


         During times of drastic economic or market changes, telephone transactions may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds at Two Portland Square, Portland, ME 04101


POLICY ON TRADING OF FUND SHARES


         The Funds do not permit market timing and other short-term trading arrangements. Purchases and exchanges should be made with a view to long-term investment purposes only. Short-term or market timing trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of shares held by long-term shareholders. Such trading may also require a fund to sell securities to meet redemptions which could cause taxable events that impact shareholders.

         The Funds attempt to deter and prevent market timing and other short-term trading practices.

         Each Fund reserves the right to reject, restrict or cancel, without prior notice, any purchase or exchange order received by the Fund, including orders from retirement plan participants and orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines, in its sole discretion, not to be in the best interest of the Fund. The Funds believe that short-term trading in any account, including a retirement plan account, is not in the best interest of the Funds or their shareholders (except for emergency circumstances).

         Intermediary accounts often include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. The identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect makes it more difficult to identify, locate and eliminate short-term trading. In addition, those investors who engage in short-term trading may employ a variety of techniques to avoid detection. Despite the Funds' best efforts to prevent short-term trading in the Funds, there can be no assurance that the Funds will be able to identify all of those who engage in short-term trading and curtail their trading in every instance.

         Because the Funds believe that short-term trading is not in the best interest of the Funds or their shareholders, intermediaries have a duty to take an active role in identifying and restricting shareholders who may be engaged in short-term trading of Fund shares. Although the Funds will attempt to give prior notice of a suspension or termination of an exchange privilege when they are reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

         The Funds reserve the right at any time without prior notice to suspend, limit, modify or terminate any privilege, including but not limited to the purchase of shares and the use of the telephone exchange privilege.


AUTOMATIC REDEMPTION OF SMALL ACCOUNTS

         The Funds reserve the right to redeem accounts having a value less than $500, unless the account value was reduced due to market activity. Proceeds from such a redemption will be sent directly to the shareholder. Before automatically redeeming your account, the Funds will notify you in writing and give you at least 60 days to increase the account balance. The Funds reserve the right to change the minimum needed to maintain an account at any time.


LOST ACCOUNTS

         The Funds will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Funds determine your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the Funds will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.


ANTI-MONEY LAUNDERING COMPLIANCE

         The Funds are required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify, and record information that identifies each person who opens an account. Consequently, when you open an account, you must provide certain identifying information on your account application. If you are transferring the ownership of your account, you also will need to provide identification information about the transferee. If you fail to provide the appropriate information to the Funds, the Funds may try to contact you to obtain the necessary information. If you are unable to provide the requested information, the Funds are unable to contact you within the period of time the Funds consider appropriate, or the Funds believe that the nature of the information needed is such that follow-up contact is not appropriate, your application will be rejected and the monies received to establish your account will be returned to you. For some investors and types of accounts, this could have adverse consequences. For example, an IRA holder with a limited amount of time to accomplish a rollover of IRA assets could suffer unfavorable tax consequences as a result of the Funds' inability to process an application. As a result, it is very important that the application be filled out completely. If you have questions about completing your application, please call 1-800-445-1341.

         After your account is established, the Funds are required to take steps to verify your identity. These actions may include checking your identifying information against various databases. The Funds also may ask to see identifying documents, such as a drivers license or other state identification card for an individual or a business license for an entity, to verify your identity. Certain types of accounts are exempt from the verification requirements. If the Funds are unable to verify your identity from the information you provide, your account will be closed and the redemption proceeds will be paid to you. You will receive the share price next calculated after the Funds determine that they are unable to verify your identity (so your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction).

         If at any time the Funds believe you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" your account. The Funds also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Funds also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform you that it has taken the actions described above.

REPORTING TO SHAREHOLDERS

         To reduce the volume of mail that you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 1-800-445-1341, if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DISTRIBUTION AND SERVICE FEES


         The Funds' distributor is SEI Investments Distribution Co. (the "Distributor"). The Distributor, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, is a broker-dealer registered with the Securities and Exchange Commission.


         The Class A Shares of each Fund have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that permits the Funds to pay the Distributor a monthly fee as compensation for providing services to support the sale and distribution of the Funds' shares. The annual service fee may equal up to 0.25% of the average net assets of the Class A Shares of each Fund. Over time these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.


PORTFOLIO HOLDINGS DISCLOSURE

         For a discussion of the Fund's policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Funds' Statement of Additional Information. Each Fund makes its top ten holdings available on a quarterly basis on the Funds' website at WWW.AHAFUNDS.ORG generally within 10 business days after the end of the quarter to which the information applies.


                             MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

         CCM Advisors serves as each Fund's investment adviser. Subject to the supervision of the Board of Directors, CCM Advisors is responsible for overseeing the day-to-day operations and business affairs of each Fund, including monitoring the performance of each Fund's Investment Manager(s). CCM Advisors' principal office is located at 190 South LaSalle Street, Suite 2800, Chicago, Illinois.

         CCM Advisors is majority-owned by Convergent Capital Management LLC ("CCM"), which in turn is majority-owned by City National Corporation. CCM is a holding company that owns and maintains ownership interests (including majority ownership interests) in asset management firms. CCM does not provide investment advisory or related services to its affiliates, each of which operate independently of CCM, or to any clients of its affiliates.


         CCM Advisors provides all executive, administrative, clerical and other personnel necessary to operate the Funds and pays the salaries and other costs of employing all of those persons. CCM Advisors furnishes the Funds with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses that CCM Advisors assumes, including those noted above, the Funds pay for all of their own expenses.

         Each Fund pays a management fee to CCM Advisors determined as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Out of the advisory fees that it receives from each Fund, CCM Advisors pays each Fund's Investment Manager for its sub-advisory services. The following chart shows the investment advisory fees paid by each Fund as a percentage of a Fund's average daily net assets, for the fiscal year ended June 30, 2004:

         LIMITED MATURITY FIXED INCOME FUND          0.50%
         FULL MATURITY FIXED INCOME FUND             0.50%
         BALANCED FUND                               0.75%
         DIVERSIFIED EQUITY FUND                     0.75%


     Socially Responsible Equity Fund commenced operations on January 1, 2005 and pays an annual management fee of 0.75% of that Fund's average daily net assets. International Core Equity Fund has not yet commenced operations. International Core Equity Fund will pay an annual management fee of 1.00% of that Fund's average daily net assets.


INVESTMENT MANAGERS

         CCM Advisors is responsible for the evaluation, selection and monitoring of each Fund's Investment Manager(s). CCM Advisors selects Investment Managers based on a variety of factors, including: investment style, performance record and the characteristics of each Investment Manager's typical investments. The assets of each multi-manager Fund are divided into segments and CCM Advisors is responsible for allocating the assets among the Investment Managers in accordance with their specific investment styles.

         The Investment Managers manage each Fund's investments and are responsible for making all investment decisions and placing orders to purchase and sell securities for the Funds. Subject to the oversight of CCM Advisors and the Board of Directors, the Investment Managers have complete discretion as to the purchase and sale of investments for the Funds consistent with each Fund's investment objective, policies and restrictions.

         Under an exemptive order from the Securities and Exchange Commission, CCM Advisors is permitted to enter into and materially amend portfolio management agreements with Investment Managers that are not affiliated with CCM Advisors without such agreements first being approved by the Fund's shareholders. The exemptive order also permits the Funds to disclose: (a) the aggregate fees paid to CCM Advisors and any affiliated Investment Manager and
(b) aggregate fees paid to unaffiliated Investment Managers. If a Fund employs an Investment Manager affiliated with CCM Advisors, the Fund will provide separate disclosure of any fees paid to that Investment Manager. In addition, it is a condition of the exemptive order that within 90 days of hiring of any new Investment Manager that is unaffiliated with CCM Advisors, CCM Advisors will furnish shareholders of the Fund with an information statement about the new Investment Manager and Investment Sub-advisory Agreement. Any changes to the investment advisory contract between the Funds and CCM Advisors will still require shareholder approval.

         CCM Advisors has ultimate responsibility, subject to oversight of the Board of Directors, to oversee each investment manager and recommend its hiring, termination and replacement.

LIMITED MATURITY FIXED INCOME FUND


         The Patterson Capital Corporation ("Patterson") serves as Investment Manager to the Limited Maturity Fixed Income Fund. Patterson is located at 2029 Century Park East #2950, Los Angeles, California 90067, and is a privately held advisory organization that provides investment management services to a variety of institutions, including investment companies and employee benefit plans.


         The following individuals at Patterson share primary responsibility for the Limited Maturity Fixed Income Fund:

         ------------------------------ -------------------- ----------------------------------------------------
                    MANAGER              LENGTH OF SERVICE                 PROFESSIONAL EXPERIENCE
                                                                           (FOR THE PAST 5 YEARS)
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Jean M. Clark                  Since 1991           Senior Vice President / Portfolio Manager,
                                                             Patterson.
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Joseph B. Patterson            Since 1998           President, Chief Investment Strategist, Patterson.
         ------------------------------ -------------------- ----------------------------------------------------

FULL MATURITY FIXED INCOME FUND


     Baird Advisors and Western Asset Management Company ("Western") serve as Investment Managers to the Full Maturity Fixed Income Fund. Baird Advisors is located at 777 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202, and is an institutional fixed income department within Robert W. Baird & Co., Inc. ("Baird"). Baird provides management services to pension plans, non-profit organizations and individuals.


         The following individuals at Baird Advisors share primary responsibility for the Full Maturity Fixed Income Fund:

         ------------------------------ -------------------- ----------------------------------------------------
                    MANAGER              LENGTH OF SERVICE                 PROFESSIONAL EXPERIENCE
                                                                          (FOR THE PAST FIVE YEARS)
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Gary A. Elfe                   Since 2000           Managing Director, Senior Portfolio Manager, Baird
                                                             Advisors (since 2000); prior thereto, Senior Vice
                                                             President, Senior Portfolio Manager, Firstar
                                                             Investment Research & Management Company, LLC
                                                             (1978 - 2000).
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Daniel A. Tranchita            Since 2000           Senior Vice President, Senior Portfolio Manager,
                                                             Baird Advisors; prior thereto, Senior Vice
                                                             President, Senior Portfolio Manager, Firstar
                                                             Investment Research & Management Company, LLC
                                                             (1989 - 2000).
         ------------------------------ -------------------- ----------------------------------------------------


         Western is located at 117 East Colorado Boulevard, Pasadena, California 91105, and is an independent affiliate of Legg Mason, Inc., a publicly held financial services organization that engages through its subsidiaries in the businesses of securities brokerage, investment management, corporate and public finance and real estate services. Western's Fixed-Income team has responsibility for the management of the Full Maturity Fixed Income. All portfolios are managed on a team basis. The core investment team at Western has been together for 11 years. The average experience of the portfolio management group is 13 years.


         The following individual at Western is primarily responsible for the Full Maturity Fixed Income Fund:

         ------------------------------ -------------------- ----------------------------------------------------
                    MANAGER              LENGTH OF SERVICE                 PROFESSIONAL EXPERIENCE
                                                                          (FOR THE PAST FIVE YEARS)
         ------------------------------ -------------------- ----------------------------------------------------
         ------------------------------ -------------------- ----------------------------------------------------
         Edward M. Moody                Since 2000           Portfolio Manager, Western (since 1985).
         ------------------------------ -------------------- ----------------------------------------------------

BALANCED FUND

         Baird Advisors serves as Investment Manager to the fixed income portion of the Balanced Fund. Cambiar Investors, Inc. and Freeman Associates Investment Management LLC serve as Investment Managers to the equity portion of the Balanced Fund. See the descriptions under the Full Maturity Fixed Income Fund for information regarding Baird Advisors and the individuals at Baird Advisors who share primary responsibility for the fixed income portion of the Balanced Fund.

         Cambiar Investors, Inc. ("Cambiar") is located at 2401 East Second Avenue, Suite 400, Denver, Colorado 80206 and until July 2001, was a subsidiary of United Asset Management Corporation ("UAM"), a subsidiary of Old Mutual plc, a publicly held company. In July 2001, Cambiar's principals purchased Cambiar from UAM/Old Mutual. Cambiar was organized in 1973 and provides investment management services for pension plans, foundations and endowments and high net worth individuals.


         The following individuals at Cambiar share primary responsibility for the Balanced Fund:

         ------------------------------ -------------------- ----------------------------------------------------
                    MANAGER              LENGTH OF SERVICE                 PROFESSIONAL EXPERIENCE
                                                                          (FOR THE PAST FIVE YEARS)
         ------------------------------ -------------------- ----------------------------------------------------
         Brian M. Barish                Since 1997           President and Treasurer (since Feb. 2000),
                                                             Director of Research (since Jan. 1999); Portfolio
                                                             Manager (since Feb. 1997), Senior Vice President
                                                             (Jan. 1999 - Jan. 2000), Vice President and
                                                             Analyst (Feb. 1997 - Dec. 1998), Cambiar; prior
                                                             thereto, Vice President of Investment Research,
                                                             Lazard Freres & Co. LLC.
         ------------------------------ -------------------- ----------------------------------------------------
         Ania A. Aldrich                Since 1999           Vice President and Portfolio Manager, Cambiar
                                                             (since 1999); prior thereto, Global Equity
                                                             Analyst, Bankers Trust Company.
         ------------------------------ -------------------- ----------------------------------------------------
         Maria L. Azari                 Since 1998           Vice President and Portfolio Manager (since 1999),
                                                             Securities Analyst (since 1997), Cambiar; prior
                                                             thereto Investment Analyst, Eaton Vance.
         ------------------------------ -------------------- ----------------------------------------------------
         Michael J. Gardner             Since 1999           Vice President and Portfolio Manager, Cambiar
                                                             (since 1995); prior thereto, Investment Analyst,
                                                             Simmons & Co.
         ------------------------------ -------------------- ----------------------------------------------------


         Freeman Associates Investment Management LLC ("Freeman") is located at 16236 San Dieguito Road, Suite 2-20, P.O. Box 9210, Rancho Santa Fe, California 92067, and is a privately held company that is controlled by John D. Freeman. Formerly known as the Investment Research Company, the firm was organized in 1985 and provides investment management services to institutions, retirement plans, and non-profit organizations.


         The following individuals at Freeman share primary responsibility for the Balanced Fund:

         ------------------------------ -------------------- ----------------------------------------------------
                    MANAGER              LENGTH OF SERVICE                 PROFESSIONAL EXPERIENCE
                                                                          (FOR THE PAST FIVE YEARS)
         ------------------------------ -------------------- ----------------------------------------------------
         John D. Freeman                Since 1996           President, Freeman (since 1996); prior thereto,
                                                             Portfolio Manager, Martingale Asset Management.
         ------------------------------ -------------------- ----------------------------------------------------
         Jeffrey Norman                 Since 1999           Executive Vice President (since 1999), Freeman;
                                                             Risk Manager, ZAIS Group) (1997-1999); prior
                                                             thereto, Risk Manager, Trader, Mariner Investment
                                                             Group.
         ------------------------------ -------------------- ----------------------------------------------------

DIVERSIFIED EQUITY FUND

         Cambiar and Freeman serve as Investment Managers to the Diversified Equity Fund. See the descriptions under the Balanced Fund in this section for information regarding Cambiar and Freeman and the individuals who share primary responsibility for the Diversified Equity Fund.


SOCIALLY RESPONSIBLE EQUITY FUND

         SKBA Capital Management, LLC ("SKBA") serves as the Investment Manager to the Fund. SKBA is located at 44 Montgomery Street, San Francisco, California 94104, and is indirectly majority owned by CCM. SKBA provides investment advisory services to a variety of clients.

         The following individuals at SKBA share primary responsibility for the
Fund:

        ----------------------------------- -------------------------------- ---------------------------------
                                                                              PROFESSIONAL EXPERIENCE
                     MANAGER                LENGTH OF SERVICE                 (FOR PAST 5 YEARS)
        ----------------------------------- -------------------------------- ---------------------------------
        Kenneth J. Kaplan, CFA              Since 1989                        Chairman & Chief Executive
                                                                              Officer of SKBA since 2000
                                                                              and Senior Vice President
                                                                              and  Director Institutional
                                                                              Portfolio Management as of 1999
        ----------------------------------- -------------------------------- ---------------------------------
        Andrew W. Bischel, CFA              Since 1989                        President & Chief Investment
                                                                              Officer of SKBA since 2000 and
                                                                              Director of Investments as of
                                                                              1999
        ----------------------------------- -------------------------------- ---------------------------------
        Josh J. Rothe                       Since 1994                        Senior Securities Analyst and
                                                                              Portfolio Manager of SKBA
        ----------------------------------- -------------------------------- ---------------------------------
        Matthew D. Zuck, CFA                Since 2001                        Senior Securities Analyst and
                                                                              Portfolio Manager of SKBA since
                                                                              2001; prior thereto, Senior
                                                                              Consultant, FactSet Data Systems
                                                                              (1999-2000)
        ----------------------------------- -------------------------------- ---------------------------------
        Shelley H. Mann                     Since 1989                        Director of Trading of SKBA
        ----------------------------------- -------------------------------- ---------------------------------


         SKBA and CCM have entered into an arrangement whereby CCM will permit SKBA to utilize certain of CCM's employees to market SKBA's products and services. At least one of those CCM employees is an officer of the Fund. CCM and SKBA have agreed that SKBA shall make no direct cash payment to CCM for the use of the CCM employees. Because of the relationship between CCM, CCM Advisors and SKBA, any referral of business to SKBA as a result of the efforts of CCM's employees, including the recommendation by CCM Advisors to the Fund's Board of Directors that SKBA be retained as the Fund's Investment Manager, may directly or indirectly benefit CCM, as well as those employees.

         See "Prior Performance of SKBA" in this Prospectus for information on SKBA's investment performance. This information is provided to illustrate SKBA's prior performance in managing investment mandates with substantially similar investment objectives, policies and strategies.

         CCM Advisors will pay SKBA an annual fee based on the Fund's average daily net assets. That fee will be equivalent to 0.25% of the Fund's average daily net assets.

INTERNATIONAL CORE EQUITY FUND

         Pyrford International PLC ("Pyrford") serves as Investment Manager to the International Core Equity Fund. Pyrford is located at 79 Grosvenor Street - Mayfair, London, England W1J3JU. Founded in 1987, Pyrford is majority-owned by Pyrford Capital Limited, which is 40% owned by employees and 49% by Euro Equity Holdings SA, a European investment company.

         The following individuals at Pyrford share primary responsibility for the Fund:

         ------------------------------ ---------------------- --------------------------------------------------
                    MANAGER               LENGTH OF SERVICE                 PROFESSIONAL EXPERIENCE
                                                                           (FOR THE PAST FIVE YEARS)
         ------------------------------ ---------------------- --------------------------------------------------
         ------------------------------ ---------------------- --------------------------------------------------
         Bruce L. Campbell              Since 2001             Chief Investment Officer and Chief Executive
                                                               Officer, Pyrford.
         ------------------------------ ---------------------- --------------------------------------------------
         ------------------------------ ---------------------- --------------------------------------------------
         Anthony N. Cousins, CFA        Since 2001             Portfolio Manager, United Kingdom and Europe,
                                                               Pyrford.
         ------------------------------ ---------------------- --------------------------------------------------
         ------------------------------ ---------------------- --------------------------------------------------
         Charu L. Fernando, CFA         Since 2001             Portfolio Manager, Asia and Canada, Pyrford.
         ------------------------------ ---------------------- --------------------------------------------------

         See "Prior Performance of Pyrford" in this Prospectus for information on Pyrford's investment performance. This information is provided to illustrate Pyrford's past performance in managing investment mandates with substantially similar investment objectives, policies and strategies.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

         The Funds distribute to shareholders virtually all of their net income (interest less expenses). It is expected that dividends from net investment income will be declared and paid on the following schedule:



DECLARED                PAYABLE                                         FUNDS
--------                -------                                         -----
Monthly         End of each month.                         Limited Maturity Fixed Income Fund and
                                                           Full Maturity Fixed Income Fund

Quarterly       Mid - March, June, September, and          Balanced Fund; Diversified Equity Fund;
                December                                   Socially Responsible Equity Fund; and
                                                           International Core Equity Fund


         A Fund may realize capital gains from time to time when it sells securities. Capital gains will be distributed annually. Dividends and other distributions will be automatically reinvested in more shares of your Fund unless you request otherwise.

TAXES

         The discussion below regarding current federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

         The Fund will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following:

          o The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares of the Fund or take the distribution in cash.

          o Distributions declared in October, November or December -- if paid to you by the end of the following January--are taxable for federal income tax purposes as if received in December.

          o Any dividends and distributions of short-term capital gains, if any, received by you are taxable to you as ordinary income for federal income tax purposes, unless such dividends are "qualified dividend income" (as defined below) eligible for a reduced rate of tax. A Fund's distributions of long-term capital gains, if any, are taxable to you as capital gains.

          o The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act") reduced the maximum rate of tax on long-term capital gains of noncorporate investors from 20% to 15%. The Act also reduced to 15% the maximum rate of tax on "qualified dividend income" received by noncorporate shareholders who satisfy certain holding period requirements. In the case of the Funds, each of which qualifies as a regulated investment company for tax purposes, the amount of dividends that may be eligible for the reduced rate may not exceed the amount of aggregate qualifying dividends received by the Fund. To the extent a Fund distributes amounts of dividends, including capital gain dividends, eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders. Without further legislative change, the rate reductions enacted by the Act will lapse, and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2009.

          o Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. The Fund will notify you each year concerning how much, if any, of your dividends may qualify for this exemption.

          o International Core Equity Fund may receive income from sources in foreign countries and that income may be subject to foreign taxes at its source. If the Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce the Fund's dividend but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund for a particular year if more than 50% of its total assets consists of stock or securities in foreign corporations and the Fund makes a special tax election for such year whereby each of its shareholders includes in his gross income and treats as paid by him his proportionate share of such foreign taxes. The Fund will send you detailed information about the foreign tax credit or deduction each year.

      By law, the Fund must withhold a percentage of any taxable distributions or redemptions from your account if you do not:

     o   provide us with your correct taxpayer identification;

     o   certify that your taxpayer identification is correct;

     o   certify that you are a U.S. person; and

     o   confirm that you are not subject to backup withholding.

         The backup withholding percentage is currently 28%.

         The Fund must withhold taxes from your account if the IRS instructs us to do so.

         If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions until you provide us with a valid mailing address.
                                       41

FINANCIAL HIGHLIGHTS


         The following tables are intended to help you understand each Fund's financial performance for the last five years as it relates to Class I Shares (not Institutional Servicing Class Shares) of the Funds whose Class A Shares have been offered for less than a calendar year, including Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, and Balanced Fund. Financial performance information for Class A Shares is included for Diversified Equity Fund and Full Maturity Fixed Income Fund, which initially issued Class A Shares on December 30, 2002 and May 11, 2004, respectively. Certain information reflects financial results for a single Class A Share. Because Institutional Servicing Class Shares have not previously been issued, similar information does not exist for them. Total returns represent the rate you would have earned (or lost) on an investment, assuming reinvestment of all dividends and distributions. With the exception of the period of July 1 through December 31, 2004, this information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in the Fund's annual and semi-annual reports, which are available upon request. For each year shown, all information is for the fiscal year ended June 30. Information is not presented for International Core Equity Fund because the Fund has not yet commenced operations and is not presented for the Socially Responsible Equity Fund, which commenced operations on January 1, 2005.



             AHA LIMITED MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                FOR THE PERIOD
                                                   JULY 1 -
                                                 DECEMBER 31,                  FOR THE PERIOD ENDED JUNE 30
                                                     2004
                                                 (unaudited)
                                               ----------------------------------------------------------------------------
PER SHARE DATA (1)(6)                                                    2004        2003       2002       2001       2000
                                                                         ----        ----       ----       ----       ----
NET ASSET VALUE
         BEGINNING OF PERIOD......................                     $10.86      $10.65     $10.43     $10.11     $10.20
                                                                       ------      ------     ------     ------     ------

Income from Investment Operations:
         Net investment income....................                       0.18        0.28       0.44       0.63       0.58
         Net realized and unrealized
             gain (loss) on investments...........                     (0.18)        0.21       0.22       0.32     (0.09)
                                                                       ------ -      ----       ----       ----     ------
                TOTAL GAIN FROM INVESTMENT
                  OPERATIONS......................
                                                                         0.00        0.49       0.66       0.95       0.49
                                                                                     ----       ----       ----       ----
Less Distributions:
         From net investment income...............                     (0.18)      (0.28)     (0.44)     (0.63)     (0.58)
         From realized gains......................                         -           -          -          -          -
                Total distributions...............                     (0.18)      (0.28)     (0.44)     (0.63)     (0.58)
NET ASSET VALUE, END OF PERIOD....................                     $10.68      $10.86     $10.65     $10.43     $10.11
                                                                       ======      ======     ======     ======     ======
Total Return on Net Asset Value (2)...............                    (0.05)%       4.65%      6.16%      9.17%      4.37%

SUPPLEMENTAL DATA AND RATIOS (6):
         Net assets, end of period (000's)........                   $159,949     $96,605    $85,644    $51,076    $85,813
         Ratio of net operating expenses
             to average net assets (3)(4)
             Before waivers and recoveries........                      0.73%       0.83%      0.78%      0.24%      0.14%
             After waivers and recoveries.........                      0.73%       0.85%      0.76%      0.24%      0.14%
         Program service fee (4) .................                        N/A         N/A      0.13%      0.50%      0.50%
         Ratio of investment income
             to average net assets(3).............                      1.65%       2.58%      4.00%      6.50%      5.86%
         Portfolio turnover rate..................                     97.66%         N/A  60.24%(5)    189.31%    161.89%


(1) Information presented relates to a share of capital stock outstanding for the entire period.

(2) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001 and 2000. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.

(3) Ratios include all management fees and expenses except for the program service fee.

(4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.

(5) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

(6) For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.


              AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                           FOR THE PERIOD
                                              JULY 1 -
                                          DECEMBER 31, 2004                  FOR THE PERIOD ENDED JUNE 30
                                             (UNAUDITED)
                                          ---------------------------------------------------------------------------------
PER SHARE DATA (1)(7)                                              2004         2003        2002         2001         2000
                                                                   ----         ----        ----         ----         ----

NET ASSET VALUE
         BEGINNING OF PERIOD..............                       $10.87       $10.34      $10.10        $9.68        $9.85
                                                                 ------       ------      ------        -----        -----
Income from Investment Operations:
         Net investment income............                         0.36(2)      0.49        0.52         0.63         0.64
         Net realized and unrealized
           gain (loss) on investments......                        0.37         0.53        0.24         0.42       (0.17)
                                                                                            ----         ----       ------
               TOTAL GAIN FROM INVESTMENT
                  OPERATIONS...............                       0.00         1.02        0.76         1.05         0.47
                                                                   ----         ----        ----         ----         ----
Less Distributions:
         From net investment income.......                       (0.39)       (0.49)      (0.52)       (0.63)       (0.64)
         From realized gains..............                       (0.09)            -           -            -            -
                                                                 ------            -           -            -            -
                  Total distributions.....                       (0.48)       (0.49)      (0.52)       (0.63)       (0.64)
NET ASSET VALUE, END OF PERIOD............                       $10.39       $10.87      $10.34       $10.10        $9.68
                                                                 ======       ======      ======       ======        =====
Total Return on Net Asset Value (3).......                        0.08%       10.06%       7.40%       10.61%        4.41%

SUPPLEMENTAL DATA AND RATIOS(7):
         Net assets, end of period
         (000's).........................                       $28,958      $31,264     $38,267      $38,540      $78,188

         Ratio of net operating expenses
             to average net assets (4)(5)
             Before waivers and recoveries.                       0.98%        1.29%       1.08%        0.31%        0.17%
             After waivers and recoveries..                       1.00%        1.00%       0.76%        0.31%        0.17%

         Program service fee (5) .........                         N/A          N/A        0.17%        0.50%        0.50%

         Ratio of investment income
             to average net assets(4).....                        3.40%        4.51%       5.09%        6.74%        6.55%

         Portfolio turnover rate(8).......                      302.49%          N/A      99.46%(6)   236.10%      211.40%


(1) Information presented relates to a share of capital stock outstanding for the entire period.

(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(3) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001 and 2000. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.

(4) Ratios include all management fees and expenses except for the program service fee.

(5) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.

(6) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

(7) For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.

(8) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


              AHA FULL MATURITY FIXED INCOME FUND - CLASS A SHARES


                                                   FOR THE PERIOD                  FOR THE PERIOD
                                             JULY 1 - DECEMBER. 31, 2004           MAY 11, 2004* -
                                                     (UNAUDITED)                    JUNE 30, 2004
                                             ------------------------------------------------------------
PER SHARE DATA (1)

NET ASSET VALUE
         BEGINNING OF PERIOD......................                                      $10.32
                                                                                        ------
Income from Investment Operations:

         Net investment income....................                                        0.04
         Net realized and unrealized
             gain (loss) on investments...........                                        0.09
                                                                                          ----
                  TOTAL GAIN (LOSS) FROM
                       INVESTMENT OPERATIONS......                                        0.13
                                                                                          ----
Less Distributions:
         From net investment income...............                                      (0.06)
         From realized gains......................                                           -
                                                                                             -
                  Total distributions.............                                      (0.06)
                                                                                        ------
NET ASSET VALUE, END OF PERIOD....................                                      $10.39
                                                                                        ======

Total Return on Net Asset Value ..................                                    1.29%(2)

SUPPLEMENTAL DATA AND RATIOS:

         Net assets, end of period (000's)........                                       $104
         Ratio of net operating expenses to
           average net assets:
             Before expense recoveries............                                    1.15%(3)
             After expense recoveries.............                                    1.25%(3)

         Ratio of investment income to average
            net assets............................                                    3.27%(3)

         Portfolio turnover rate (4)..............                                     302.49%


 *   Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Not annualized.
(3)  Annualized.
(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The turnover rate presented is for the Fund for the year ended June 30, 2004.

                       AHA BALANCED FUND - CLASS I SHARES


                                              FOR THE PERIOD
                                                 JULY 1 -                  FOR THE PERIOD ENDED JUNE 30
                                            DECEMBER.31, 2004
                                               (UNAUDITED)
                                            -------------------------------------------------------------------------
PER SHARE DATA (1)(7)                                                  2004     2003       2002      2001       2000
                                                                       ----     ----       ----      ----       ----

 NET ASSET VALUE
         BEGINNING OF PERIOD......................                    $8.03    $8.03      $9.17    $12.44     $14.69
                                                                      -----    -----      -----    ------     ------
Income from Investment Operations:

         Net investment income....................                     0.10(2)  0.11       0.12      0.45       0.37

         Net realized and unrealized
           gain (loss) on investments.............                     0.97        -     (0.72)      0.16       0.26
                                                                       ----        -     ------      ----       ----
                  TOTAL GAIN (LOSS) FROM
                       INVESTMENT OPERATIONS......                     1.07     0.11     (0.60)      0.61       0.63
                                                                       ----     ----     ------      ----       ----
Less Distributions:

         From net investment income...............                   (0.12)   (0.11)     (0.12)    (0.36)     (0.37)

         From realized gains......................                        -        -     (0.42)    (3.52)     (2.51)
                                                                          -        -     ------    ------     ------

                  Total distributions.............                   (0.12)   (0.11)     (0.54)    (3.88)     (2.88)
                                                                     ------   ------     ------    ------     ------

NET ASSET VALUE, END OF PERIOD....................                    $8.98    $8.03      $8.03     $9.17     $12.44
                                                                      =====    =====      =====     =====     ======

Total Return on Net Asset Value (3)...............                   13.41%    1.40%    (6.94)%     6.21%      3.99%

SUPPLEMENTAL DATA AND RATIOS(7):

         Net assets, end of period (000's)........                  $16,930  $18,615    $23,375   $23,591    $48,936
         Ratio of net operating expenses to
             average net assets (4)(5)
             Before waivers and recoveries........                    1.31%    1.81%      1.64%     0.46%      0.24%
             After waivers and recoveries.........                    1.50%    1.50%      1.13%     0.46%      0.24%

         Program service fee (5) .................                      N/A      N/A      0.24%     0.75%      0.75%

         Ratio of investment income
             to average net assets (4)............
                                                                      1.14%    1.43%      1.42%     2.66%      2.59%

         Portfolio turnover rate..................                   69.85%      N/A    80.33%(6) 220.34%    169.10%


(1) Information presented relates to a share of capital stock outstanding for the entire period.

(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(3) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001 and 2000. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.

(4) Ratios include all management fees and expenses except for the program service fee.

(5) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.

(6) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

(7) For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.

                  AHA DIVERSIFIED EQUITY FUND - CLASS I SHARES


                                                   FOR THE PERIOD
                                                      JULY 1 -                 FOR THE PERIOD ENDED JUNE 30
                                                   DECEMBER 31,
                                                       2004
                                                    (UNAUDITED)
                                                  -----------------------------------------------------------------------
PER SHARE DATA (1)(6)                                                     2004       2003      2002       2001      2000
                                                                          ----       ----      ----       ----      ----

NET ASSET VALUE
         BEGINNING OF PERIOD......................                      $12.74     $13.08    $15.90     $21.04    $22.15
                                                                        ------     ------    ------     ------    ------
Income from Investment Operations:

         Net investment income....................                        0.10       0.08      0.10       0.26      0.24
         Net realized and unrealized gain (loss)
             on investments.......................                        2.65     (0.34)    (2.01)     (0.21)      1.05
                                                                          ----     ------    ------     ------      ----
                  TOTAL GAIN (LOSS) FROM
                       INVESTMENT OPERATIONS......                        2.75     (0.26)    (1.91)       0.05      1.29
                                                                          ----     ------    ------       ----      ----
Less Distributions:
         From net investment income...............                      (0.10)     (0.08)    (0.11)     (0.26)    (0.24)
         From realized gains......................                           -          -    (0.80)     (4.93)    (2.16)
                                                                             -          -    ------     ------    ------
                  Total distributions.............                      (0.10)     (0.08)    (0.91)     (5.19)    (2.40)
                                                                        ------     ------    ------     ------    ------

NET ASSET VALUE, END OF PERIOD....................                      $15.39     $12.74    $13.08     $15.90    $21.04
                                                                        ======     ======    ======     ======    ======

Total Return on Net Asset Value (2)...............                      21.60%    (1.98)%  (12.75)%      1.17%     5.28%

SUPPLEMENTAL DATA AND RATIOS (6):

         Net assets, end of period (000's)........                     $68,068    $55,564   $85,673    $92,053  $131,786
         Ratio of net operating expenses to
             average net assets (3)(4)............                       1.02%      1.18%     0.84%      0.16%     0.11%

         Program service fee (4) .................                         N/A        N/A     0.25%      0.75%     0.75%

         Ratio of investment income
             to average net assets (3)............                       0.67%      0.61%     0.66%      1.33%     1.11%

         Portfolio turnover rate (7)..............                      97.51%        N/A    29.13%(5)   99.48%    66.84%


 (1) Information presented relates to a share of capital stock outstanding for the entire period.

(2) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001 and 2000. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.

(3) Ratios include all management fees and expenses except for the program service fee.

(4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.

(5) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

(6) For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.

(7) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                  AHA DIVERSIFIED EQUITY FUND - CLASS A SHARES



                                             FOR THE PERIOD          FOR THE PERIOD JULY 1,       FOR THE PERIOD
                                                 JULY 1 -                      2003              DECEMBER 30, 2002*
                                            DECEMBER 31, 2004                 THROUGH                  THROUGH
                                               (UNAUDITED)                JUNE 30, 2004           JUNE 30, 2003
                                          ---------------------------------------------------------------------------
PER SHARE DATA (1)(4)

NET ASSET VALUE
         BEGINNING OF PERIOD......................                           $12.75                   $11.48
                                                                             ------                   ------
Income from Investment Operations:

         Net investment income....................                             0.06                     0.03
         Net realized and unrealized
             gain (loss) on investments...........                             2.65                     1.26
                                                                               ----                     -----
                     TOTAL GAIN (LOSS)
                       FROM INVESTMENT OPERATIONS.                             2.71                     1.29
                                                                               ----                     ----

Less Distributions:
         From net investment income...............                            (0.03)                   (0.02)
         From realized gains......................                             -                        -
                                                                               -                        -
                  Total distributions.............                            (0.03)                   (0.02)
                                                                              ------                   ------

NET ASSET VALUE, END OF PERIOD....................                           $15.43                   $12.75
                                                                             ======                   ======

Total Return on Net Asset Value ..................                            21.24%                   11.26%(2)

SUPPLEMENTAL DATA AND RATIOS(5):

         Net assets, end of period (000's)........                           $7,392                    $6,454
         Ratio of net operating  expenses
             to average net assets................                            1.27%                    1.45%(3)

         Ratio of investment income to average
              net assets..........................                             0.42%                    0.48%(3)

         Portfolio turnover rate..................                            97.51%                      N/A


--------------------
*   Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Not annualized.

(3)  Annualized.

(4) For the period December 30, 2002 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.

(5) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                            PRIOR PERFORMANCE OF SKBA

         The performance of the composite below shows the performance of SKBA in managing all substantially similar accounts with investment objectives, policies, strategies, and risks substantially similar to those of the Fund. The composite shown below is an aggregation of all accounts managed by SKBA that have investment objectives, policies, strategies, and risks that are substantially similar to those of the Fund ("SRV composite"). Since the inception of the SRV composite, SKBA has not applied the exclusionary screen for abortion that SKBA applies with respect to the Fund; however, the SRV composite, since inception, has never included those types of securities. Had SKBA applied the exclusionary screen for abortion for the time periods shown below, the performance of the SRV composite would not have materially differed.

         The performance shown below is for the one-year, three-year and since inception periods ending December 31, 2004 and does not represent the performance of the Fund. The composite performance data has been provided by SKBA.

         The composite includes all accounts that SKBA managed or sub-advised that have substantially similar investment profiles. The accounts included in the composite are not subject to the same type of expenses to which the Fund is subject. The accounts also are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composite are lower than the Fund's expenses. Consequently, if the expenses of the Fund had been included in the composite, the composite's performance results would have been lower than what is shown below.

         The performance information of the account is not intended to predict or suggest the performance that might be experienced by the Fund or an individual investor in the Fund. The performance information was calculated using standards promulgated by the Association for Investment Management & Research. Investors should be aware that the methodology used for the composite performance is not the SEC standard to calculate the performance. As a result, such performance results may differ from results calculated according to the SEC's methodology.

-------------------------------------------- ---------------- ---------------- ----------------
        AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------
             FOR PERIODS ENDED                                                      SINCE
             DECEMBER 31, 2004                   1 YEAR           3 YEARS       INCEPTION 1
-------------------------------------------- ---------------- ---------------- ----------------
-------------------------------------------- ---------------- ---------------- ----------------
 SRV composite (1) (net of fees)
-------------------------------------------- ---------------- ---------------- ----------------
-------------------------------------------- ---------------- ---------------- ----------------
Russell 1000 Value
-------------------------------------------- ---------------- ---------------- ----------------
-------------------------------------------- ---------------- ---------------- ----------------
S&P 500
-------------------------------------------- ---------------- ---------------- ----------------

1 The inception date of the SRV composite was January 1, 2000.

                          PRIOR PERFORMANCE OF PYRFORD


         The performance of the composite below shows the performance of Pyrford in managing all substantially similar accounts with investment objectives, policies, strategies, and risks substantially similar to those of the International Core Equity Fund. The composite shown below is an aggregation of all accounts managed by Pyrford that have investment objectives, policies, strategies, and risks that are substantially similar to those of the International Core Equity Fund.


         The performance shown below is for the one-, three-, five- and ten-year periods ending December 31, 2004 and does not represent the performance of the AHA International Core Equity Fund. The composite performance data has been provided by Pyrford.


         The composite includes all accounts that Pyrford managed or sub-advised that have substantially similar investment profiles. The accounts included in the composite are not subject to the same type of expenses to which the International Core Equity Fund is subject. The accounts also are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the International Core Equity Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composite are lower than the International Core Equity Fund's expenses. Consequently, if the expenses of the International Core Equity Fund had been included in the composite, the composite's performance results would have been lower than what is shown below.

         The performance information of the account is not intended to predict or suggest the performance that might be experienced by the International Core Equity Fund or an individual investor in the International Core Equity Fund. The performance information was calculated using standards promulgated by the Association for Investment Management & Research. Investors should be aware that the methodology used for the composite performance is not the SEC standard to calculate the performance. As a result, such performance results may differ from results calculated according to the SEC's methodology.


--------------------------------------------------------- ---------------- -------------- --------------- -------------
              AVERAGE ANNUAL TOTAL RETURN                     1 YEAR          3 YEARS        5 YEARS        10 YEARS
          FOR PERIODS ENDED DECEMBER 31, 2004
--------------------------------------------------------- ---------------- -------------- --------------- -------------
--------------------------------------------------------- ---------------- -------------- --------------- -------------
                       Composite                               ____%           ____%          ____%           n/a
--------------------------------------------------------- ---------------- -------------- --------------- -------------
--------------------------------------------------------- ---------------- -------------- --------------- -------------
                MSCI World ex USA Index*                       ____%           ____%          ____%           n/a
--------------------------------------------------------- ---------------- -------------- --------------- -------------



* The Morgan Stanley Capital International (MSCI) World ex-USA Index comprises the entire developed world less the United States. The MSCI World ex-USA Index is a trademark of Morgan Stanley Capital International, Inc.

                              FOR MORE INFORMATION

More information about the Funds is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into this Prospectus.

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. Those documents contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its most recent fiscal period.

                              TO OBTAIN INFORMATION

To obtain free copies of the annual, semi-annual report or the SAI or to discuss questions about the Funds:

BY TELEPHONE  - 1-800-445-1341

BY MAIL


AHA Investment Funds, Inc.
P.O. Box 446
Portland, Maine  04112


BY INTERNET

Information about the Funds is available via the internet at WWW.AHAFUNDS.ORG.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Free text only versions of the Funds' documents are available on the EDGAR Database on the SEC's Internet web-site, at www.sec.gov. You can also obtain copies of this information, after paying a duplication fee, by e-mail request at: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-0102.


811-05534

                           AHA INVESTMENT FUNDS, INC.
                      AHA U.S. GOVERNMENT MONEY MARKET FUND





      Supplement dated [April 8, 2005] to Prospectus dated [April 8, 2005]




  Shares of AHA U.S. Government Money Market Fund are not currently available for purchase as this Fund has not yet commenced operations.

   If you have questions regarding purchasing shares of the Fund, please call
                                1-800-445-1341.

                      AHA U.S. GOVERNMENT MONEY MARKET FUND








                               P R O S P E C T U S
                                 [April 8, 2005]







                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603
                                 1-800-445-1341


                                 ---------------



Be sure to read this Prospectus before you invest and retain it for future reference. This Prospectus presents essential facts about the Fund, including investment strategies, management fees and services available to you as an investor.

The Securities and Exchange Commission has not approved or disapproved any of the Fund's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                 ---------------

                                TABLE OF CONTENTS

                                                                            Page

OBJECTIVE AND STRATEGY........................................................2

PRINCIPAL INVESTMENT RISKS....................................................3

FUND PERFORMANCE..............................................................3

FEES AND EXPENSES.............................................................3

ORGANIZATION AND MANAGEMENT OF THE FUND.......................................4

PRICING OF FUND SHARES........................................................6

SHAREHOLDER INFORMATION.......................................................6

         How to Buy Shares....................................................6

         Exchanging Shares....................................................9

         How to Sell Shares..................................................10


DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................14

SUBSTANTIAL INVESTMENT IN ANOTHER FUND.......................................16

MASTER/FEEDER FUND STRUCTURE.................................................17

                             OBJECTIVE AND STRATEGY


Investment Objective

         The Fund seeks to provide as high a level of current income from government obligations as is consistent with the preservation of capital and maintenance of liquidity. This investment objective is fundamental and may not be changed by the Board of Directors of AHA Investment Funds, Inc. (the "Board of Directors") without shareholder approval.

Principal Investment Strategy

         The Fund seeks to maintain a stable net asset value of $1.00 per share and to maintain a dollar-weighted average maturity of 90 days or less. The Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in securities with maturities of 397 days or less, consisting of short-term debt securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements backed by those securities.

         Short-term debt securities issued by the U.S. Government include Treasury Bills, notes and securities issued by U.S. Government-sponsored entities such as the Federal National Mortgage Association and the Federal National Mortgage Association. Securities issued by U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. Such securities may not be backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuer.

         The Fund invests in high-quality, U.S. dollar-denominated short-term money market instruments that the Fund's subadviser has determined, under procedures adopted by the Board of Directors and under the supervision of the Fund's investment adviser, are eligible for purchase and present minimal credit risk. To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities, by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). Money market instruments (also known as cash investments) usually have a maturity of 13 months or less, and can pay a fixed, variable, or floating rate of interest. The Fund's investments are made under the requirements of a Securities and Exchange Commission rule governing money market funds.


         For a more complete description of the securities in which the Fund may invest, please see "Additional Information About Fund Investments" in this Prospectus or "Investment Strategies" in the Fund's statement of additional information ("SAI").

                           PRINCIPAL INVESTMENT RISKS


         Because of the types of securities that the Fund invests in and their short-term nature, the level of risk associated with the Fund is lower than most other types of mutual funds. However, an investment in the Fund involves the following risks:

         INCOME RISK. The risk that falling interest rates will cause the Fund's income to decline. Investors should expect the Fund's monthly income to fluctuate.

         CREDIT RISK. The risk that the issuer or the guarantor of a fixed income security, or a counterparty to a repurchase agreement may not be able to meet its principal and/or interest payment obligations or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

         MANAGEMENT RISK. The risk that the subadviser's security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. The subadviser's ability to choose suitable investments has a significant impact on the Fund's ability to achieve its investment objective.

         AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                FUND PERFORMANCE


         After the Fund has been in operation for a full calendar year, the Fund will provide information to investors to assist them in understanding that the Fund's performance may vary and that there are possible risks associated with investing in the Fund. However, past performance does not necessarily indicate how the Fund will perform in the future.

                                FEES AND EXPENSES


         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed On Purchases                None

Maximum Deferred Sales Charge (Load)                            None


Maximum Sales Charge (Load) Imposed on Reinvested Dividends     None


Redemption Fee                                                  None

Exchange Fee                                                    None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



Management Fees                                            0.10%1

Distribution and/or Service (12b-1) Fees                    None

Other Expenses                                              ___%2

 Total Annual Fund Operating Expenses                       ___%2

1 CCM Advisors, LLC ("CCM Advisors"), the Fund's investment adviser, has agreed to waive its entire management fee. This waiver may be reduced or terminated at any time at the option of CCM Advisors, subject to the approval of the Board of Directors. After the waiver, "Total Annual Fund Operating Expenses" will be 0.44%.

2 The Fund pays SEI Global Services, Inc., the Fund's administrator, an administrative fee of ____%, which is included in "Other Expenses." Expenses are based on estimated amounts that the Fund would incur in the current fiscal year.



         EXPENSE EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that operating expenses remain constant. The example does not take into consideration CCM Advisors' undertaking to waive its entire management fee. This example is for illustration only. It is not meant to suggest actual or expected costs or returns, which may be more or less than the amounts shown.



               1 YEAR          3 YEARS
               ------          -------

               $---             $---



                    ORGANIZATION AND MANAGEMENT OF THE FUND


ORGANIZATION

         The Fund is a series of AHA Investment Funds, Inc., (the "AHA Funds") an open-end management investment company with multiple series. The Fund offers two classes of shares, Class I Shares and Institutional Servicing Class Shares, which are currently offered to participants in the American Hospital Association Investment Program, member hospitals of the American Hospital Association ("AHA"), their affiliated organizations, insurance funds, and other organizations within the healthcare industry, as well as to employee benefit plans, and pension and profit-sharing plans of health-related and other companies.

INVESTMENT ADVISER

         CCM Advisors serves as the Fund's investment adviser. Subject to the supervision of the Board of Directors, CCM Advisors is responsible for overseeing the day-to-day operations and business affairs of the Fund including monitoring the performance of the subadviser. CCM Advisors' principal office is located at 190 South LaSalle Street, Suite 2800, Chicago, Illinois.


         CCM Advisors is majority-owned by Convergent Capital Management LLC ("CCM"), which in turn is majority-owned by City National Corporation. CCM is a holding company that owns and maintains ownership interests (including majority ownership interests) in asset management firms. CCM does not provide investment advisory or related services to its affiliates, each of which operate independently of CCM, or to any clients of its affiliates.


         CCM Advisors provides all executive, administrative, clerical and other personnel necessary to operate the Fund and pays the salaries and other costs of employing all of these persons. CCM Advisors furnishes the Fund with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses that CCM Advisors assumes, including those noted above, the Fund pays for all of its own expenses.

         The Fund pays CCM Advisors a management fee of 0.10% of the Fund's average daily net assets. The fee is accrued daily and paid to CCM Advisors monthly. CCM Advisors has undertaken to waive its entire management fee. This waiver may be reduced or terminated at any time at the option of CCM Advisors, subject to the approval of the Board of Directors. CCM Advisors also receives an administrative services fee from the Fund at a rate of 0.05% of the Fund's average daily net assets. CCM Advisors has contractually agreed to reimburse the Fund for its annual ordinary operating expenses exceeding 0.75% of the Fund's average net assets. This agreement continues through June 30, 2005.

SUBADVISER OF THE FUND


         CCM Advisors has engaged Patterson & Associates ("Patterson") as the Fund's subadviser. CCM owns a large portion of Patterson.


         Patterson manages the Fund's investments and is responsible for making all investment decisions and placing orders to purchase and sell securities for the Fund. Subject to the oversight of CCM Advisors and the Board of Directors, Patterson has complete discretion as to the purchase and sale of investments for the Fund consistent with the Fund's investment objective, policies and restrictions.

         CCM Advisors pays Patterson a subadvisory fee that is accrued daily and paid monthly from the advisory fee CCM Advisors receives from the Fund.

The following employees of Patterson are primarily responsible for the day-to-day investment management of the Fund.

              ------------------------------------------- --------------------------------------------
                               MANAGER                              PROFESSIONAL EXPERIENCE
                                                                    (FOR THE LAST 5 YEARS)
              ------------------------------------------- --------------------------------------------
              ------------------------------------------- --------------------------------------------
              Linda T. Patterson                          President, Patterson.
              ------------------------------------------- --------------------------------------------
              ------------------------------------------- --------------------------------------------
              Deborah Cervantes                           Vice President and Chief Financial
                                                          Officer, Patterson.
              ------------------------------------------- --------------------------------------------


                             PRICING OF FUND SHARES

         Shares of the Fund are bought and sold at net asset value on each day that the New York Stock Exchange (NYSE) is open for regular session trading that is not a bank holiday. Net asset value is determined by dividing the value of the Fund's securities, cash and other assets, less liabilities, by the number of shares outstanding. The Fund calculates its net asset value at 1:00 p.m., Eastern Time. However, on any day, when the trading markets for U.S. Government securities close early, net asset value will be determined as of that earlier closing time.

         In the Fund's attempt to maintain stable net asset value of $1.00 per share, securities held by the Fund are valued at amortized cost, which is approximately equal to market value.

                            SHAREHOLDER INFORMATION

HOW TO BUY SHARES


         The Fund requires a minimum investment of $100,000 to open a Fund account, and a minimum investment of $25,000 to add to an account. The Fund reserves the right to change the minimum amount required to open an account or to add to an existing account without prior notice. The Fund reserves the right to waive the minimums at any time.


         You may purchase shares on any day that the NYSE is open for regular session trading that is not a bank holiday. There are two ways to purchase shares of the Fund:


         -------------------------------------------------------------------------------------------------------
                                                        BY MAIL
         -------------------------------------------------------------------------------------------------------
         ------------------------------------------------------ ------------------------------------------------
         TO OPEN A NEW ACCOUNT:                                 TO ADD TO AN ACCOUNT:

         Complete and sign an application.                      Make your check payable to AHA U.S. Government
                                                                Money Market Fund.
         Make your check payable to:
         AHA U.S. Government Money Market Fund.                 The check must be drawn on a U.S. bank.  Third
                                                                party checks will not be accepted.
         The check must be drawn on a U.S. bank.  You will be
         required to include your full name, permanent street   Please include your account number on the
         address, date of birth and taxpayer identification     check.
         number.
                                                                Mail your completed application and check to:
         Mail your completed application and check to:
                                                                         AHA Investment Funds, Inc.
                  AHA Investment Funds, Inc.                             P.O. Box 446
                  P.O. Box 446                                           Portland, ME  04112
                  Portland, ME  04112
                                                                    Overnight Delivery:
             Overnight Delivery:                                         AHA Investment Funds, Inc.
                  AHA Investment Funds, Inc.                             Two Portland Square
                  Two Portland Square                                    Portland, ME  04101
                  Portland, ME  04101
         ------------------------------------------------------ ------------------------------------------------



         -------------------------------------------------------------------------------------------------------
                                                        BY WIRE
         -------------------------------------------------------------------------------------------------------
         ------------------------------------------------------ ------------------------------------------------
         TO OPEN AN ACCOUNT:                                    TO ADD TO AN ACCOUNT:

         If you are making an initial investment in the Fund,   If you wish to add to an account by fed wire,
         before you wire funds, please contact the Fund at      call the Fund at 1-800-445-1341, during
         1-800-445-1341 to make arrangements with a telephone   business hours, to advise of your intent to
         service representative to submit your completed        wire funds.  This will ensure prompt and
         application via mail, overnight delivery, or           accurate credit to your account upon receipt
         facsimile.  You may then contact your bank to          of your wire.
         initiate the wire using the following wire
         instructions:                                          You may also make additional purchases via
                                                                Electronic Funds Transfer from your
              Citibank, N.A.                                    checking/savings account, if you elected the
              New York, NY                                      option on your account application.  In order
              ABA #021000089                                    to participate in this option, your bank must
              For Credit To:  Forum Shareholder    Services     be a member of the Automated Clearing House
              Account Number:  30576692                         (ACH) network.
              Further Credit:  Mutual Fund Name
              Shareholder name and account number               Amounts sent by wire or electronic funds must
                                                                be received by 1:00 p.m. Eastern Time in order
                                                                to buy shares that day.
         The Fund does not impose charges for wire
         services, but your bank may impose                     The Fund does not impose charges for wire
         such charges.                                          services, but your bank may impose
                                                                such charges.

         The Fund and Citigroup are not responsible for the     The Fund and Citigroup are not responsible for
         consequences of delays resulting from the banking      the consequences of delays resulting from
         Federal Reserve Wire System, or from incomplete        the banking or Federal Reserve Wire System, or
         wiring instructions.                                   from incomplete wiring instructions.

         ------------------------------------------------------ ------------------------------------------------


ADDITIONAL INFORMATION ABOUT PURCHASING SHARES


o As long as the Fund receives your purchase order in proper form by 1:00 p.m. Eastern Time, and the amount of your purchase order in immediately available funds by 4:00 p.m. Eastern Time, your purchase order will be considered to be received that day, and your shares will be purchased at that day's net asset value. A purchase request is in proper form if it includes all of the required information listed in "How to Purchase Shares" and the Fund has a completed application on file. Otherwise, your purchase order will be considered to be received the next business day, and your shares will be purchased at the next business day's net asset value.

o [You will begin earning dividends on the next business day after your purchase order is executed.]


o The Fund reserves the right to reject any purchase request, including a purchase request that may disrupt the Fund's operation or performance, or as described below under "Anti-Money Laundering Compliance." Please call us at 1-800-445-1341 before attempting to invest a large dollar amount. The Fund will not be responsible for any loss, liability, costs or expense resulting from rejecting any purchase request.

o The Fund does not accept payment in cash or money orders. The Fund also does not accept cashier's checks. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.

o The transfer agent may charge a $25.00 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

o You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. The Fund may return investments received without a certified taxpayer identification number.

o The Fund will not issue share certificates.

EXCHANGING SHARES

         Shares of the Fund may be exchanged for the same class of shares of any of the AHA Funds. Exchanges must be in the amount of $25,000 or more. Shares may only be exchanged between identically registered accounts. An exchange is a sale and any gain or loss realized on an exchange may be recognized for federal income tax purposes. The Fund reserves the right to modify or terminate the exchange privilege and to impose fees for and limitations on its use.

         If you wish to exchange between AHA Funds, you may transfer investments among existing accounts or you may open a new account to accept the exchange from an existing account. When requesting an exchange between AHA Funds, both accounts must be registered in the same name, with the same address and taxpayer identification number.

HOW TO SELL SHARES

         You may redeem some or all of your shares on any day the NYSE is open for regular session trading and that is not a bank holiday. The Fund ordinarily pays redemption proceeds on the business day following the sale for your shares. However, the Fund reserves the right to make payment within seven days of the redemption request. Redemption proceeds will be sent to you via check to your address of record or will be wired to the bank via the instructions on your account.

         There are two ways to redeem Fund shares:

    ----------------------------------------------------------------------------
                                     BY MAIL
    ----------------------------------------------------------------------------
    Complete a written redemption request including:

         o   the Fund's name;

         o   your account number;

         o   each owner's name and address;

         o   the dollar amount or number of shares to be sold; and

         o   the signature of each owner as it appears on the account.

    Mail the written request to:

       Regular Mail:                             Overnight Delivery:


       AHA Investment Funds, Inc.                AHA Investment Funds, Inc.
       P.O. Box 446                              Two Portland Square
       Portland, ME  04112                       Portland, ME  04101


    If you were issued certificates for the shares being redeemed, the signed certificates and completed stock power form must accompany your written request.
    ----------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                  BY TELEPHONE
    ----------------------------------------------------------------------------
    ----------------------------------------------------------------------------
    You must make arrangements to redeem by telephone prior to the redemption.

    Redemption requests will only be accepted during regular business hours. Please call 1-800-445-1341 for more information.

    Please be sure to furnish your taxpayer identification number.
    ----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT SELLING SHARES

o As long as the Fund receives your redemption order in proper form before 1:00 p.m. Eastern Time, your shares will be sold at that day's net asset value. A redemption request is in proper form if it includes all the required information listed in "How to Sell Shares" and the Fund has a completed application on file. If the Fund receives your redemption order after 1:00 p.m. Eastern Time, your redemption order will be executed the next business day, and your shares will be sold at the next day's net asset value. Redemption proceeds may be withheld or delayed as required by anti-money laundering laws and regulations.

o [Shares generally continue earning dividends until the day your redemption request is executed.]

o The Fund requires a signature guarantee when a redemption request is payable to anyone other than the account owners of record, to be mailed to an address other than the address of record, or to be wired to a bank other than one previously authorized. A signature guarantee is also required in the event that you add wiring instructions to your account after it was initially established, and if you wish to redeem share certificates which were previously issued.

o Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, non-profit or retirement accounts. Please call us at 1-800-445-1341 before attempting to redeem from these types of accounts.

o If you have recently made a purchase, the Fund may withhold redemption proceeds until it is reasonably satisfied that it has received payment, which may take up to 15 days from the date of purchase.

o The Fund may suspend redemptions or postpone payments of redemption proceeds for more than seven days during any period when (a) the NYSE is closed for other than customary weekends or holidays; (b) trading on the NYSE is restricted; (c) there are emergency circumstances as determined by the Securities and Exchange Commission; or (d) the Securities and Exchange Commission has by order permitted such suspension to protect shareholders of the Fund.

o The Fund reserves the right to pay redemptions "in kind" - payment of portfolio securities rather than cash - if the amount you are redeeming is large enough to effect the Fund's operations. In these cases, you might incur brokerage costs in converting the securities to cash and will be subject to market exposure until the securities are sold. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

AUTOMATIC REDEMPTION OF SHARES IN SMALLER ACCOUNTS

         The Fund reserves the right to redeem accounts having a value less than $25,000, unless the reduction is due to market activity. Proceeds from such a redemption will be sent directly to the shareholder. Before automatically redeeming your account, the Fund will notify you in writing and give you at least 60 days to increase the balance. The Fund reserves the right to change the minimum needed to maintain an account at any time.

LOST ACCOUNTS


         The Fund will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Fund determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the Fund will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

ADDITIONAL INFORMATION ABOUT TELEPHONE TRANSACTIONS


         You may give up some level of security by choosing to sell shares by telephone rather than by mail. To prevent unauthorized transactions in your account, the Fund will employ reasonable procedures to confirm that telephone instructions are genuine. If the Fund or its service provider follows these procedures, the Fund or its service provider will not be liable for any loss, liability, cost or expense arising from unauthorized or fraudulent telephone instructions. Because you may be responsible for unauthorized telephone requests, you should verify the accuracy of each telephone transaction as soon as you receive your account statement, and you should take precautions to keep confidential your account number and tax identification number.


         During times of drastic economic or market changes, telephone transactions may be difficult to implement. In the event that you are unable to reach the Fund by telephone, requests may be mailed or hand-delivered to the Fund at Two Portland Square, Portland, ME 04101.

POLICY ON TRADING OF FUND SHARES

         The Fund does not permit market timing and other short-term trading arrangements. Purchases and exchanges should be made with a view to long-term investment purposes only. Short-term or market timing trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of shares held by long-term shareholders. Such trading may also require a fund to sell securities to meet redemptions which could cause taxable events that impact shareholders.

         The Fund attempts to deter and prevent market timing and other short-term trading practices.

         The Fund reserves the right to reject, restrict or cancel, without prior notice, any purchase or exchange order received by the Fund, including orders from retirement plan participants and orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines, in its sole discretion, not to be in the best interest of the Fund. The Fund believes that short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders (except for emergency circumstances).

         Intermediary accounts often include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. The identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect makes it more difficult to identify, locate and eliminate short-term trading. In addition, those investors who engage in short-term trading may employ a variety of techniques to avoid detection. Despite the Fund's best efforts to prevent short-term trading in the Fund, there can be no assurance that the Fund will be able to identify all of those who engage in short-term trading and curtail their trading in every instance.

         Because the Fund believes that short-term trading is not in the best interest of the Funds or its shareholders, intermediaries have a duty to take an active role in identifying and restricting shareholders who may be engaged in short-term trading of Fund shares. Although the Fund will attempt to give prior notice of a suspension or termination of an exchange privilege when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

         The Fund reserves the right at any time without prior notice to suspend, limit, modify or terminate any privilege, including but not limited to the purchase of shares and the use of the telephone exchange privilege.


ANTI-MONEY LAUNDERING COMPLIANCE

         The Fund is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify, and record information that identifies each person who opens an account. Consequently, when you open an account, you must provide certain identifying information on your account application. If you are transferring the ownership of your account, you also will need to provide identification information about the transferee. If you fail to provide the appropriate information to the Fund, the Fund may try to contact you to obtain the necessary information. If you are unable to provide the requested information, the Fund is unable to contact you within the period of time the Fund considers appropriate, or the Fund believes that the nature of the information needed is such that follow-up contact is not appropriate, your application will be rejected and the monies received to establish your account will be returned to you. For some investors and types of accounts, this could have adverse consequences. For example, an IRA holder with a limited amount of time to accomplish a rollover of IRA assets could suffer unfavorable tax consequences as a result of the Fund's inability to process an application. As a result, it is very important that the application be filled out completely. If you have questions about completing your application, please call 1-800-445-1341.

         After your account is established, the Fund is required to take steps to verify your identity. These actions may include checking your identifying information against various databases. The Fund also may ask to see identifying documents, such as a business license for an entity, to verify your identity. Certain types of accounts are exempt from the verification requirements. If the Fund is unable to verify your identity from the information you provide, your account will be closed and the redemption proceeds will be paid to you. You will receive the share price next calculated after the Fund determines that it is unable to verify your identity (so your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction).

         If at any time the Fund believes you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to "freeze" your account. The Fund also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Fund also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform you that it has taken the actions described above.


REPORTING TO SHAREHOLDERS

         To reduce the volume of mail that you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 1-800-445-1341, if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

PORTFOLIO HOLDINGS DISCLOSURE

         For a discussion of the Fund's policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Funds' Statement of Additional Information. Each Fund makes its top ten holdings available on a quarterly basis on the Funds' website at WWW.AHAFUNDS.ORG generally within 10 business days after the end of the quarter to which the information applies.


        FOR MORE INFORMATION ON ANY OF THE FUND'S SHAREHOLDER SERVICES,
                          PLEASE CALL 1-800-445-1341.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

         The Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's dividends accrue daily and are paid monthly. Capital gains, if any, will be distributed annually. The Fund automatically reinvests your dividends and distributions in more shares of the Fund, unless you request otherwise.

TAXES

         The Fund will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following:

       o The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares of the Fund or take the distribution in cash.

       o Distributions declared in October, November or December -- if paid to you by the end of the following January--are taxable for federal income tax purposes as if received in December.

       o Any dividends received by you are taxable to you as ordinary income for federal income tax purposes, unless such dividends are "qualified dividend income" (as defined below) eligible for a reduced rate of tax. The Fund's distributions of long-term capital gains, if any, are taxable to you as capital gains.

       o The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act") reduced the maximum rate of tax on long-term capital gains of noncorporate investors from 20% to 15%. The Act also reduced to 15% the maximum rate of tax on "qualified dividend income" received by noncorporate shareholders who satisfy certain holding period requirements. In the case of the Fund, which qualifies as a regulated investment company for tax purposes, the amount of dividends that may be eligible for the reduced rate may not exceed the amount of aggregate qualifying dividends received by the Fund. To the extent the Fund distributes amounts of dividends, including capital gain dividends, eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders. Without further legislative change, the rate reductions enacted by the Act will lapse, and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2009.

       o Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. The Fund will notify you each year concerning how much, if any, of your dividends may qualify for this exemption.

GENERAL INFORMATION

         By law, the Fund must withhold a percentage of any taxable distributions or redemptions from your account if you do not:

     o   provide us with your correct taxpayer identification;

     o   certify that your taxpayer identification is correct;

     o   certify that you are a U.S. person; and

     o   confirm that you are not subject to backup withholding.

         The backup withholding percentage is currently 28%.

         The Fund must withhold taxes from your account if the IRS instructs us to do so.

         If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

         If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions until you provide us with a valid mailing address.

         The discussion set forth above regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

                     SUBSTANTIAL INVESTMENT IN ANOTHER FUND

         The Fund may seek to achieve its investment objective by investing a substantial portion of its investable assets in another money market fund. Accordingly, the Fund would acquire an indirect interest in the securities held by the other money market fund. The Fund would invest in another money market fund to achieve greater operation efficiencies and reduce costs. Other funds with similar objectives and restrictions could also invest in the money market fund.

                          MASTER/FEEDER FUND STRUCTURE


         The Board of Directors has the authority to convert the Fund to a "feeder" fund in a master/feeder fund structure in which the Fund, instead of investing all of its assets directly in portfolio securities, would pursue its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objective and substantially the same investment restrictions as the Fund. Other funds with similar objectives and restrictions could also invest in the same master fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs, however there can be no assurance that these benefits will be realized.

                              FOR MORE INFORMATION

         More information about the Fund is available free upon request:

         STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus.


         SHAREHOLDER REPORTS - Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.


                              TO OBTAIN INFORMATION

         To obtain free copies of the SAI or to discuss questions about the
Fund:

         BY TELEPHONE - 1-800-445-1341


         BY MAIL - AHA Investment Funds, Inc., P.O. Box 446, Portland,

Maine  04112

         BY INTERNET - The Fund's Prospectus is available via the internet at WWW.AHAFUNDS.ORG.


         Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Free text only versions of the Fund's documents are available on the EDGAR Database on the SEC's Internet web-site at www.sec.gov. You can also obtain copies of this information, after paying a duplication fee, by e-mail request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-0102.


811-05534

                           AHA INVESTMENT FUNDS, INC.


                     AHA LIMITED MATURITY FIXED INCOME FUND
                       AHA FULL MATURITY FIXED INCOME FUND
                                AHA BALANCED FUND
                           AHA DIVERSIFIED EQUITY FUND
                      AHA SOCIALLY RESPONSIBLE EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND


                                 CLASS A SHARES
                                 CLASS I SHARES
                      INSTITUTIONAL SERVICING CLASS SHARES




                       STATEMENT OF ADDITIONAL INFORMATION
                                 [April 8, 2005]




                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603
                                  800-445-1341


AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, AHA Socially Responsible Equity Fund and AHA International Core Equity Fund (each, a "Fund," together, the "Funds") are series of AHA Investment Funds, Inc. (the "AHA Funds). This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of the Funds dated [April 8, 2005] and any supplement to the prospectus. The Funds' financial statements for the fiscal year ended June 30, 2004 and the six months ended December 31, 2004, including the notes thereto, are incorporated herein by reference from the Funds' semi-annual report to shareholders. A copy of the Funds' annual report must accompany delivery of this Statement of Additional Information. You may obtain a copy of the prospectus without charge by calling (800) 445-1341 by writing to AHA Funds or via the internet at www.ahafunds.org.

                                TABLE OF CONTENTS
                                                                 Page

GENERAL INFORMATION AND HISTORY.....................................1

INVESTMENT STRATEGIES...............................................1

INVESTMENT RESTRICTIONS.............................................13

DIRECTORS AND OFFICERS..............................................15

CONTROL PERSONS/PRINCIPAL SHAREHOLDERS..............................21

INVESTMENT MANAGEMENT...............................................24

DISTRIBUTOR.........................................................31

DISTRIBUTION AND SHAREHOLDER SERVICE PLANS..........................31

CODE OF ETHICS......................................................33


PORTFOLIO HOLDINGS DISCLOSURE.......................................33

PORTFOLIO TRANSACTIONS..............................................34


PORTFOLIO TURNOVER..................................................36

DETERMINATION OF NET ASSET VALUE....................................37

PROXY VOTING........................................................37

PURCHASES AND REDEMPTIONS OF SHARES.................................38

SHARES..............................................................38

THE PROGRAM.........................................................39

TAXES...............................................................40

OTHER INFORMATION...................................................42


APPENDIX I.........................................................A-1

APPENDIX II........................................................A-4

                         GENERAL INFORMATION AND HISTORY

The AHA Funds is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The AHA Funds was incorporated on March 14, 1988 under the laws of Maryland and currently is comprised of seven funds, five of which are covered in this Statement of Additional Information ("SAI"). The AHA U.S. Government Money Market Fund is offered through a separate prospectus and SAI. The AHA Socially Responsible Fund is offered through a separate prospectus and SAI.


                              INVESTMENT STRATEGIES

The Funds use various investment techniques to achieve their investment objectives.

SHORT TERM INVESTMENTS

Each of the Funds may invest in a variety of short-term debt securities ("money market instruments"), including instruments issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities") and repurchase agreements for such securities. Money market instruments are generally considered to be debt securities having remaining maturities of approximately one year or less. Other types of money market instruments include: certificates of deposit, bankers' acceptances, commercial paper, letters of credit, short-term corporate obligations, and the other obligations discussed below.

It is currently anticipated that the short-term investments in bank obligations (including certificates of deposit, bankers' acceptances, time deposits and letters of credit) will be limited to: (1) obligations of U.S. commercial banks and savings institutions having total assets of $1 billion or more, and instruments secured by such obligations, including obligations of foreign branches of U.S. banks and (2) similar obligations of foreign commercial banks having total assets of $1 billion or more or their U.S. branches which are denominated in U.S. dollars. Obligations of foreign banks and their U.S. branches are subject to the additional risks of the types generally associated with investment in foreign securities. SEE "FOREIGN SECURITIES." Similar risks may apply to obligations of foreign branches of U.S. banks. There currently are no reserve requirements applicable for obligations issued by foreign banks or foreign branches of U.S. banks. Also, not all of the federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves, loan limits and promotion of financial soundness apply to foreign branches of domestic banks, and none of them apply to foreign banks.

It is anticipated that commercial paper constituting the short-term investments must be rated within the two highest grades by Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P") or the highest grade by Moody's Investors Service, Inc. ("Moody's") or, if not rated, must be issued by a company having an outstanding debt issue rated at least AA by S&P or AA by Moody's. Other types of short-term corporate obligations (including loan participations and master demand notes) must be rated at least A by S&P or Moody's to qualify as a short-term investment, or, if not rated, must be issued by a company having an outstanding debt issue rated at least A by Moody's or

S&P. The quality standards described above may be modified by a Fund upon the approval of the AHA Funds' Board of Directors (the "Board of Directors"). Information concerning securities ratings is found in Appendix I.

Bank time deposits may be non-negotiable until expiration and may impose penalties for early withdrawal. Master demand notes are corporate obligations which permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the borrower. They permit daily changes in the amounts borrowed. The amount under the note may be increased at any time by the Fund making the investment up to the full amount provided by the note agreement, or may be decreased by the Fund. The borrower may prepay up to the full amount of the note without penalty. These notes may in some cases be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is generally not contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Investments in bank time deposits and master demand notes are subject to limitations on the purchase of securities that are restricted or illiquid. SEE "RESTRICTED AND ILLIQUID SECURITIES." No Fund intends to purchase any non-negotiable bank time deposits or master demand notes during the coming year.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements involving the types of securities which are eligible for purchase by that Fund. However, it is expected that there will be no limitation upon the maturity of the securities underlying the repurchase agreements.

Repurchase agreements, which may be viewed as a type of secured lending, typically involve the acquisition by a Fund of government securities or other securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, each Fund will follow procedures designed to minimize such risks. The value of the collateral underlying the repurchase agreement, which will be held by the Fund's custodian in a segregated account on behalf of a Fund, will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercise of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is anticipated that each Fund, as a policy, will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 10% of its total assets. Investments in repurchase agreements may at times be substantial when, in the view of the Investment Managers, liquidity or other considerations warrant.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. These agreements, in which a Fund would sell the security underlying the repurchase agreement for cash and be obligated to repurchase the security, involve a form of leverage to the extent the Fund may invest the cash received and involve risks similar to repurchase agreements. Although this practice, if successful, may help a Fund increase its income or net assets through the investment of the cash received in a reverse repurchase agreement, if the return on those investments is inadequate or they decline in value during the term of the agreement, the income or the net assets of the Fund would be adversely affected as compared to its income and net assets absent the transaction. No Fund intends to enter into reverse repurchase agreements during the next year.

TYPES OF DEBT SECURITIES

The debt obligations in which the Funds may invest are subject to certain quality limitations and other restrictions. Permissible investments may include money market instruments and other types of obligations. SEE "SHORT-TERM INVESTMENTS" AND "CONVERTIBLE SECURITIES." Debt obligations are subject to various risks as described in the Funds' prospectus. In addition, shareholders should recognize that, although securities ratings issued by a securities rating service provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels cause fluctuations in the prices of debt obligations and may, therefore, cause fluctuations in net asset values per share of the Funds.

Applicable quality limitations of the Funds, as described in the Funds' prospectus, may require that debt securities purchased by the Limited Maturity Fixed Income Fund and the Diversified Equity Fund be rated at the time of purchase "A" or higher by S&P or Moody's or, if unrated, be of comparable quality as determined by the Investment Manager and that such securities purchased by the Full Maturity Fixed Income Fund and the Balanced Fund be rated at the time of purchase "BBB" or higher by S&P or "Baa" or higher by Moody's or, if unrated, be of comparable quality as determined by the Investment Manager. Although unrated securities eligible for purchase by the Funds must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

Subsequent to the purchase of a debt security by a Fund, the ratings or credit quality of a debt security may deteriorate. A Fund is not required to sell a security if its credit quality or rating deteriorates after its purchase. However, the Investment Managers of the Funds will evaluate and monitor the quality of all investments, including bonds rated lower than BBB or Baa, and will dispose of investments that have deteriorated in their creditworthiness or ratings if the Investment Manager determines such action is necessary to assure that a Fund's overall investments are constituted in a manner consistent with its investment objective.

The economy and interest rates affect lower rated obligations differently from other securities. For example, the prices of these obligations have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. To the extent that there is no established retail secondary market, there may be thin trading of lower rated obligations which may adversely impact the ability of the Funds' Investment Managers to accurately value such obligations and the Funds' assets, and may also adversely impact the Funds' ability to dispose of the obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated obligations, especially in a thinly traded market.

GOVERNMENT SECURITIES. Government securities include obligations issued by the U.S. Government, such as U.S. Treasury bills, notes and bonds, which differ as to their maturities at the time of issuance. Government Securities also include obligations guaranteed by the U.S. Government or issued by its agencies or instrumentalities, such as obligations of the Export-Import Bank of the United States, the General Services Administration, Federal Land Banks, Farmers Home Administration and Federal Home Loan Banks. Some Government Securities, such as U.S. Treasury obligations and obligations issued by the Export-Import Bank and the Federal Housing Administration, are backed by the full faith and credit of the U.S. Treasury. Others, such as those issued by Federal Home Loan Banks, are backed by the issuer's right to borrow from the U.S. Treasury. Some, such as those issued by the Federal National Mortgage Association and Federal Farm Credit Banks, are backed only by the issuer's own credit, with no guarantee or U.S. Treasury backing.

ZERO COUPON SECURITIES. Debt securities purchased by the Funds may include zero coupon securities. These securities do not pay any interest until maturity and, for this reason, zero coupon securities of longer maturities may trade at a deep discount from their face or par values and may be subject to greater fluctuations in market value than ordinary debt obligations of comparable maturity. Current federal tax law requires the holder of a zero coupon security to accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment that year. It is not anticipated that any Fund will invest more than 5% of its assets in zero coupon securities during the next year.

VARIABLE RATE SECURITIES. Debt obligations purchased by the Funds may also include variable and floating rate securities. The interest rates payable on these securities are adjusted either at predesignated periodic intervals or whenever there is a change in an established market rate of interest. Other features may include a right whereby the Fund that holds the security may demand prepayment of the principal amount prior to the stated maturity (a "demand feature") and the right of an issuer to prepay the principal amount prior to maturity. One benefit of variable and floating rate securities is that, because of interest rate adjustments on the obligation, changes in market value that would normally result from fluctuations in prevailing interest rates are reduced. The benefit of a demand feature is enhanced liquidity.

MORTGAGE-BACKED SECURITIES. The Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, or one of its agencies or instrumentalities, or issued by private issuers. The mortgage-backed securities in which these Funds may invest include collateralized mortgage obligations ("CMOs") and REMIC interests. CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities. CMOs are typically issued in separate classes with varying coupons and stated maturities.

REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Internal Revenue Code of 1986 and have the same characteristics as CMOs. It is expected that the amount of privately issued mortgage-backed securities that may be purchased by a Fund may not exceed 10% of the value of the Fund's total assets, and the securities of any one such issuer purchased by a Fund may not exceed 5% of the value of the Fund's total assets.

The Funds may from time to time also invest in "stripped" mortgage-backed securities. These are securities which operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities. A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently tradable securities. The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class. These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities. Due to existing market characteristics, "interest only" and "principal only" mortgage-backed securities are considered to be illiquid.

Because the mortgages underlying mortgage-backed securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance. Prepayments generally are passed through to the holders of the securities. Any such prepayments received by a Fund must be reinvested in other securities. As a result, prepayments in excess of those anticipated could adversely affect yield to the extent reinvested in instruments with a lower interest rate than that of the original security. Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interests rates. Mortgage-backed securities may be purchased at a premium over the principal or face value in order to obtain higher income. The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

ASSET-BACKED SECURITIES. Each of the Funds may invest in asset-backed securities issued by private issuers. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Asset-backed securities may be "stripped" into classes in a manner similar to that described under "MORTGAGE-BACKED SECURITIES," above, and are subject to the prepayment risks described therein.

TYPES OF EQUITY SECURITIES


The Balanced Equity Fund, Diversified Equity Fund, Socially Responsible Equity Fund and International Core Equity Fund may purchase equity securities, including common and preferred and convertible preferred stocks and securities having equity characteristics such as rights, warrants and convertible debt securities. SEE "CONVERTIBLE SECURITIES." Common stocks and preferred stocks represent equity ownership interests in a corporation and participate in the corporation's earnings through dividends which may be declared by the corporation. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating" which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The rights of common and preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Rights and warrants are securities which entitle the holder to purchase the securities of a company (generally, its common stock) at a specified price during a specified time period. Because of this feature, the values of rights and warrants are affected by factors similar to those that determine the prices of common stocks and exhibit similar behavior. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer. The purchase of rights and warrants are subject to certain limitations. SEE "INVESTMENT RESTRICTIONS."

CONVERTIBLE SECURITIES. The Balanced Fund, Diversified Equity Fund, Socially Responsible Equity Fund and International Core Equity Fund may purchase securities of this type, including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock.


Convertible securities have an "investment value" which is the theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. The investment value changes based upon prevailing interest rates and other factors. They also have a "conversion value" which is the worth in market value if the security were exchanged for the underlying equity security. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the price of the convertible security generally will rise above investment value and may represent a premium over conversion value due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security's price, when price is influenced primarily by its conversion value, will generally yield less than a senior nonconvertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values. However, there is no assurance that any premium above investment value or conversion value will be recovered because price changes and, as a result, the ability to achieve capital appreciation through conversion may never be realized.

TYPES OF FOREIGN SECURITIES


Each Fund (with the exception of the International Core Equity Fund which may invest up to 100% of its total assets in securities of non-U.S. companies) may invest up to 10% of its total assets, at the time of purchase, in securities of non-U.S. companies. With the exception of the Socially Responsible Equity Fund, each Fund may also invest in securities of certain Canadian issuers and securities purchased by means of sponsored American Depository Receipts ("ADRs") in an amount not to exceed 20% of a Fund's total assets at the time of purchase. The Socially Responsible Equity Fund may invest in securities of certain Canadian issuers and securities purchased by means of sponsored American Depository Receipts ("ADRs") in an amount not to exceed 15% of a Fund's total assets at the time of purchase, although it currently does not intend to do so.

ADRs are receipts, typically issued by a U.S. financial institution (a "depositary"), evidencing ownership interests in a security or pool of securities issued by a foreign issuer and deposited with the depositary. Generally, ADRs are designed for trading in the U.S. ADRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.


Securities denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency exchange rates and costs will be incurred in converting one currency to another. Exchange rates are determined by forces of supply and demand which forces are affected by a variety of factors including international balances of payments, economic and financial conditions, government intervention and speculation. Foreign currency exchange transactions of the Funds may be effected on a "spot" basis (cash basis) at the prevailing spot rate for purchasing or selling currency. The Funds may also utilize forward foreign currency contracts. SEE "DERIVATIVE INSTRUMENTS - FORWARD FOREIGN CURRENCY CONTRACT."

Foreign securities may also be affected by changes in exchange control regulations, changes in governmental administration or economic or monetary policy (in the U.S. and abroad), political events, expropriation or nationalization or confiscatory taxation. Dividends and interest paid on foreign securities may be subject to foreign withholding and other foreign taxes. In addition, there may be less publicly available information concerning foreign issuers than domestic issuers, and foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic issuers. Securities of certain foreign issuers and in certain foreign markets are less liquid and more volatile than domestic issues and markets, and foreign brokerage commissions are generally higher than in the U.S. There is also generally less regulation and supervision of exchanges, brokers and issuers in foreign countries.

DERIVATIVE INSTRUMENTS

In pursuing its investment objectives, each Fund may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign currency exchange contracts for hedging purposes.

OPTIONS. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise and skill and judgment of the Investment Manager, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying securities unless the option expired without exercise. As the writer of a covered call option, a Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

OPTIONS ON FOREIGN CURRENCIES. Each Fund may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where the Investment Manager perceives a risk of a rise in the dollar value of a foreign currency in which securities to be acquired are denominated (which would increase the dollar cost of these securities to the Fund), a Fund may purchase call options on the currency involved. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Each Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and a Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Each Fund may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or liquid assets in a segregated account with the custodian.

Each Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

FORWARD FOREIGN CURRENCY CONTRACTS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies as a hedge against possible variations in foreign exchange rates. A forward foreign currency exchange contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a foreign contract for the purchase or sale of the amount of foreign currency invested in a foreign security, a Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received ("transaction hedging"), or during the time the Fund holds the foreign security ("position hedging"). Hedging against a decline in the value of a currency through the use of forward contracts does not eliminate fluctuations in the prices of securities or prevent losses if the prices of securities decline. Hedging transactions preclude the opportunity for gain if the value of the hedged security should rise. The Funds will not speculate in foreign currency contracts. If a Fund enters into a "position hedging transaction," which is the sale of forward non-U.S. currency with respect to a security held by it and denominated in such foreign currency, the Fund's custodian will place cash or liquid securities in a separate account in an amount equal to the amount of the Fund's total assets committed to the consummation of such forward contract. If the value of the securities placed in the account declines, additional cash or securities will be placed in the account so that the value of cash or securities in the account will equal the amount of the Fund's commitments with respect to such contracts. A Fund will not attempt to hedge all of its non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by its Investment Managers. The Funds will not enter into forward contracts for terms of more than one year.

Each Fund also has the authority to engage in transactions in foreign currency options and futures, but the Funds have no intention to do so during the next year. These options and futures are similar to options and futures on securities, except they represent an option to purchase or to sell an amount of a specified currency prior to expiration of the option at a designated price (in the case of a currency option), or a contract to purchase or deliver a specified amount of currency at an agreed upon future time and price (in the case of a currency future). Such transactions would be used for purposes similar to those described above for forward foreign currency contracts.

To avoid being deemed a "commodity pool," the Funds have claimed exclusion from registration under the Commodity Exchange Act pursuant to Commodity Futures Trading Commission Rule 4.5.

SECURITIES LOANS. A Fund may from time to time lend securities that it holds to brokers, dealers and financial institutions. Such loans will be secured by collateral in the form of cash or United States Treasury securities, or other liquid securities as permitted by the Commission, which at all times while the loan is outstanding, will be maintained in an amount at least equal to the current market value of the loaned securities. The Fund will continue to receive interest and dividends on the loaned securities during the term of the loan, and, in addition, will receive a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. The Fund also will receive any gain or loss in the market value of loaned securities and of securities in which cash collateral is invested during the term of the loan.

The right to terminate a loan of securities, subject to appropriate notice, will be given to either party. When a loan is terminated, the borrower will return the loaned securities to the Fund. A Fund will not have the right to vote securities on loan, but would terminate a loan and regain the right to vote if the Board of Directors deems it to be necessary in a particular instance.

For tax purposes, the dividends, interest and other distributions which a Fund receives on loaned securities may be treated as other than qualified income for the 90% test. (SEE TAXES.) Each Fund intends to lend portfolio securities only to the extent that this activity does not jeopardize its status as a regulated investment company under the Code.

The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. The borrower would be liable for the shortage, but a Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, a Fund will make loans of securities only to firms CCM Advisors, LLC, the Funds' investment adviser, deems creditworthy.

The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. A Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Board of Directors determines that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Board of Directors separately consider the propriety of any fee shared by the placing broker with the borrower and that the fees are not used to compensate CCM Advisors or an Investment Manager or any affiliated person of the Fund or an affiliated person of CCM Advisors or an Investment Manager. The terms of a Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire the loaned securities on five days' written notice or in time to vote on any important matter.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest up to 10% of the value of its net assets, measured at the time of investment, in restricted and illiquid securities. Restricted securities are securities which are subject to restrictions on resale because they have not been registered under the 1933 Act. Illiquid securities are securities which may be subject to other types of resale restrictions or which have no readily available markets for their disposition. These limitations on resale and marketability may have the effect of preventing a Fund from disposing of a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration. In purchasing restricted securities, the Funds do not intend to engage in underwriting activities, except to the extent a Fund may be deemed to be a statutory underwriter under the 1933 Act in disposing of such securities. It is expected that restricted securities will be purchased for investment purposes only and not for the purpose of exercising control or management of other companies. Under the Fund's anticipated policies, securities available for purchase and sale in accordance with Rule 144A under the 1933 Act are treated as restricted securities for the purposes of the limitation set forth above.

REAL ESTATE INVESTMENT TRUSTS (REITS). The Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate related loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs or the quality of loans held by the REIT. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects.

REITs are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than securities of larger companies.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY). When-issued purchases and forward commitments (delayed-delivery) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Funds to lock in a price or yield on a security, regardless of future changes in interest rates.

When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Funds' custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account to ensure that the value of the account remains equal to the Fund's commitments. Because a Fund's liquidity and ability to manage its portfolio holdings might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Investment Managers expect that commitments to purchase when-issued securities and forward commitments will not exceed 10% of the value of a Fund's total assets absent unusual market conditions.

A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for Federal income tax purposes.

When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities, A Fund does not earn interest on the securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

In addition to the investment restrictions stated in the Prospectus, the investment restrictions listed below have been adopted as fundamental policies of each Fund and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Except as described below, the Funds may not:

1. Issue senior securities as defined in the 1940 Act or borrow money, except that a Fund may borrow from banks for temporary or emergency purposes (but not for investment), in an amount up to 10% of the value of its total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing was made. While any such borrowings exist for a Fund, it will not purchase securities. (However, a Fund which is authorized to do so by its investment policies may lend securities, enter into repurchase agreements without limit and reverse repurchase agreements in an amount not exceeding 10% of its total assets, purchase securities on a when-issued or delayed delivery basis and enter into forward foreign currency contracts.)

2. Purchase a security, other than Government Securities, if as a result of such purchase more than 5% of the value of the Fund's assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities, or of any class of securities, of any one issuer. For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class except that all of the investable assets of a Fund may be invested in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

3. Purchase a security, other than Government Securities, if as a result of such purchase 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in any one industry except that all of the investable assets of a Fund may be invested in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

4. Purchase the securities (other than Government Securities) of an issuer having a record, together with predecessors, of less than three years' continuous operations, if as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in such securities except that this shall not prohibit a Fund from investing all of its investable assets in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

5. Make short sales of securities or purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of securities.

6. Engage in the underwriting of securities except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security and except that all of the investable assets of a Fund may be invested in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

7. Purchase or sell real estate or interests therein, or purchase oil, gas or other mineral leases, rights or royalty contracts or development programs, except that a Fund may invest in the securities of issuers engaged in the foregoing activities and may invest in securities secured by real estate or interests therein.

8. Make loans of money or securities, except through the purchase of permitted investments (including repurchase and reverse repurchase agreements) and through the loan of securities (in an amount not exceeding one-third of total assets) by any Fund.

9. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options on such contracts and may enter into forward foreign currency contracts and engage in the purchase and sale of foreign currency options and futures.

10. Invest more than 5% of the value of a Fund's total assets in warrants, including not more than 2% of such assets in warrants not listed on a U.S. stock exchange. (Rights and warrants attached to, received in exchange for, or as a distribution on, other securities are not subject to this restriction.)

11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except as necessary to secure permitted borrowings. (Collateral arrangements and initial margin with respect to permitted options on securities, financial futures contracts and related options, and arrangements incident to other permitted practices, are not deemed to be subject to this restriction.)

NON-FUNDAMENTAL RESTRICTIONS

The Funds have also adopted the following additional investment restrictions. These restrictions are not fundamental and may be changed by the Board of Directors without shareholder approval.

1. The Funds may not purchase the securities of any issuer, if as a result of such purchase more than 10% of the value of the Fund's total assets would be invested in securities that are illiquid. (As a matter of non-fundamental policy, repurchase agreements maturing in more than seven days, certain time deposits and over-the-counter options are considered to be illiquid.)

2. The Funds may not invest for the purpose of exercising control or management of another company except that all the investable assets of a Fund may be invested in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

3. Each Fund will invest, under normal circumstances, at least 80% of the value of its net assets in a particular type of investment that is suggested by the Fund's name and will notify its shareholders at least 60 days prior to any change in such policy.

4. Each Fund shall not purchase the stock or bonds of companies identified by the American Medical Association Coalition of Tobacco-Free Investments (the "AMA") as engaged in growing, processing or otherwise handling tobacco. If a Fund holds any such securities of an issuer which is subsequently identified by the AMA as engaged in such activities, the securities will be sold within a reasonable time period, consistent with prudent investment practice.


5. Each Fund may not borrow money in an amount exceeding 10% of its total assets. A Fund will not borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. A Fund will not make additional investments while its borrowings exceed 5% of total assets.


For purposes of these investment restrictions and other limitations, all percentage limitations apply at the time of a purchase or other transaction. Any subsequent change in a percentage resulting from market fluctuations or other changes in the amount of total assets does not require the sale or disposition of an investment or any other action.

                             DIRECTORS AND OFFICERS

The Board of Directors has overall responsibility for the conduct of the affairs of the AHA Funds. Each Director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor. The Board of Directors may fill any vacancy on the board provided that after such appointment, at least two-thirds of the Directors have been elected by the shareholders. The shareholders may remove a Director by a vote of a majority of the outstanding shares of the Fund at any meeting of shareholders called for the purpose of removing such Director.

The Board of Directors elects the officers of the AHA Funds. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The Board of Directors may remove any officer with or without cause at any time.

The names and ages of the Directors and officers, the position each holds with AHA Funds, the date each was first elected to his position, their principal business occupations and other directorships they have held for publicly traded companies during the last five years are shown below. Each Director and officer serves in such capacity for each of the seven series of the AHA Funds.


DIRECTORS WHO ARE INTERESTED PERSONS OF AHA FUNDS:
-------------------------- ------------------- ------------------------------------ ---------------------------------
     NAME AND AGE AT        POSITION(S) HELD         PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS HELD
     MARCH __, 2005          WITH AHA FUNDS            DURING PAST 5 YEARS
                             AND DATE FIRST
                               ELECTED OR
                              APPOINTED TO
                                 OFFICE
-------------------------- ------------------- ------------------------------------ ---------------------------------
Douglas D. Peabody, 41*    Director and        Managing Director, CCM Advisors,     Active Ankle Systems, Inc.
                           President (since    LLC (since Jan. 2001); Managing      (since Dec. 2004).
                           2001)               Director Convergent Capital
                                               Management LLC (and its
                                               predecessor) (since 1999);
                                               formerly Principal, Eager Manager
                                               Advisory Services (1991 to 1999).
Timothy G. Solberg, 51*    Director (since     Managing Director, CCM Advisors,     None.
                           1995) and           LLC (since 2001); formerly
                           Secretary (since    Director of Marketing and Client
                           2001)               Services, Hewitt Investment Group,
                                               a Division of Hewitt Associates
                                               LLC.

DIRECTORS WHO ARE NOT INTERESTED PERSONS OF AHA FUNDS:
-------------------------- ------------------- ------------------------------------ ---------------------------------
     NAME AND AGE AT        POSITION(S) HELD         PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS HELD
     MARCH __, 2005          WITH AHA FUNDS            DURING PAST 5 YEARS
                             AND DATE FIRST
                               ELECTED OR
                              APPOINTED TO
                                 OFFICE
-------------------------- ------------------- ------------------------------------ ---------------------------------

Anthony J. Burke, 39       Director (since     President, American Hospital         Director, AHA Financial
                           1999)               Association Financial Solutions,     Solutions, Inc. (since 1998);
                                               Inc. (since 1997).                   Director, AHA Services Inc.
                                                                                    (since 2002).

Charles V. Doherty, 70     Director (since     Managing Director, Madison           Trustee, Wayne Hummer
                           2002)               Advisory Group.                      Investment Trust (an open-end
                                                                                    investment company) (4
                                                                                    portfolios); Director, Lakeside
                                                                                    Bank; Director, Knight Trading
                                                                                    Group, Inc.; Director, Howe
                                                                                    Barnes Investments, Inc.;
                                                                                    Director, Brauvin Capital
                                                                                    Trust, Inc.; Director, Bank of
                                                                                    America Financial Products, Inc.
Frank A. Ehmann, 70        Director (since     Retired. Director, American          None.
                           1991)               Healthways (provider of diabetes
                                               and cardiac disease management
                                               services to health plans and
                                               hospitals) (1989 - 2004).

-------------------------- ------------------- ------------------------------------ ---------------------------------
     NAME AND AGE AT        POSITION(S) HELD         PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS HELD
     MARCH __, 2005          WITH AHA FUNDS            DURING PAST 5 YEARS
                             AND DATE FIRST
                               ELECTED OR
                              APPOINTED TO
                                 OFFICE
-------------------------- ------------------- ------------------------------------ ---------------------------------
John D. Oliverio, 51       Director (since     Chief Executive Officer, President   Director, Hewitt Series Trust
                           1995)               and Director, Wheaton Franciscan     (an open-end investment
                                               Services, Inc. (parent               company) (since 1998)
                                               organization for more than 100       (2 portfolios); Affinity Health
                                               health and shelter service           Systems (since 1995); Covenant
                                               organizations) (since 1984).         Health Care System (since
                                                                                    1989); All Saints Health System
                                                                                    (since 1992); Franciscan
                                                                                    Ministries, Inc. (the holding
                                                                                    company for Wheaton Franciscan
                                                                                    Services, Inc.'s housing
                                                                                    entities) (since 1998) and
                                                                                    United Health System (since
                                                                                    1998).
Edward M. Roob, 70         Director (since     Retired.  Arbitrator, New York       Trustee, Fort Dearborn Income
                           2002)               Stock Exchange and National          Securities, Inc. (since 1994);
                                               Association of Securities Dealers;   Director, UBS Global Asset
                                               Committee Member, Chicago Stock      Management Trust Co. (since
                                               Exchange (1993 - 1999).              1993); Director, UBS Funds,
                                                                                    Inc. (since 1994); Director,
                                                                                    UBS Relationship Funds (since
                                                                                    1995); Director, UBS
                                                                                    Supplementary Trust (since
                                                                                    1997) (40 portfolios).
John L. Yoder, 73          Director (since     Retired.  Vice President,            None.
                           1988)               Princeton Insurance Co. (1995 -
                                               2003).


* Messrs. Peabody and Solberg are "interested persons" of the AHA Funds as defined in the Investment Company Act of 1940 because they are Managing Directors of the Funds' investment adviser, CCM Advisors, LLC.



The address of Messrs. Peabody and Solberg is 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603. The address of Mr. Burke is One North Franklin, Chicago, Illinois 60606; that of Mr. Doherty is 70 West Madison, Suite 1400, Chicago, IL 60602; that of Mr. Ehmann is 864 Bryant Avenue, Winnetka, Illinois

60093; that of Mr. Oliverio is 26 West 171 Roosevelt Road, Wheaton, Illinois 60187; that of Mr. Roob is 841 Woodbine Lane, Northbrook, Illinois 60062 and that of Mr. Yoder is 19 Tankard, Washington Crossing, Pennsylvania 18977.


OFFICERS. Messrs. Peabody and Solberg are President and Secretary of AHA Funds, respectively. The preceding table gives more information about Messrs. Peabody and Solberg. The following table sets forth each other officer's name, position with AHA Funds, age, principal occupation during the past five years and the date on which he first became an officer of AHA Funds. Each officer serves until his successor is chosen and qualified or until his resignation or removal by the Board of Directors.


---------------------------- ------------------------- -------------------------------------------------------------
                              POSITION(S) HELD WITH
                                AHA FUNDS AND DATE
      NAME AND AGE AT            FIRST ELECTED OR                        PRINCIPAL OCCUPATION(S)
      MARCH __, 2005           APPOINTED TO OFFICE                          DURING PAST 5 YEARS
---------------------------- ------------------------- -------------------------------------------------------------
Gregory P. Francoeur, 32     Treasurer (since 2002)    Treasurer, Convergent Capital Management LLC (since April
                                                       2003); prior thereto, Director of Finance, Convergent
                                                       Capital Management LLC (1997 - April 2003).
R. Daniel Sharp, 37          Vice President            Managing Director of CCM Advisors, LLC (since 2002); Senior
                             (since 2002)              Vice President and UK Managing Director of Sales and Client
                                                       Relations, Merrill Lynch Investment Managers (2000-2002); Vice
                                                       President, Director of UK Marketing, Northern Trust
                                                       Global Investments (1997-2000).
Savitri P. Pai, 38           Chief Legal Officer       Director, Treasurer, General Counsel, Kenilworth Fund, Inc.
                             (since 2003); Chief       (1992-2003).
                             Compliance Officer
                             (since August 2004)


The address of each officer is 190 South LaSalle, Suite 2800, Chicago, Illinois 60603.

Directors, other than those who are affiliated with CCM Advisors, LLC ("CCM Advisors"), the Fund's investment adviser, or with the American Hospital Association, receive a quarterly retainer fee of $1,000, $1,500 for each quarterly meeting of the Board of Directors attended and $1,000 for each special meeting of the Board of Directors attended and $500 for any committee meeting attended, which committee meeting is held on a date different from the date of a regular quarterly meeting, plus reimbursement of related expenses.


MEETINGS AND COMMITTEES. The current Board of Directors consists of two interested and six non-interested Directors.


Audit Committee. The Audit Committee, consisting of Messrs. Doherty, Ehmann, Oliverio, Roob and Yoder, all of whom are non-interested Directors, recommends to the Board of Directors the independent accountants to serve as independent auditors, and confers with the independent auditors on the scope and results of the audit.


Governance Committee. The Governance Committee, consisting of Messrs. Burke, Doherty, Ehmann, Oliverio, Roob and Yoder, all of whom are non-interested

Directors, recommends to the Board of Directors, among other things, nominees for Director who are not "interested persons" of the Fund. Neither the Board of Directors, nor the Governance Committee will consider shareholder recommendations regarding candidates for election of Directors; however, such recommendations may be made in the form of a shareholder proposal to be presented at any future meeting of shareholders of the Fund.

Executive Committee. The Executive Committee, consisting of Messrs. Peabody and Solberg, both interested Directors, and Mr. Doherty, a non-interested Director, is authorized to take certain actions delegated to it by the full Board of Directors and to exercise the full powers of the Board of Directors under circumstances when the Board of Directors as a whole will not be able to meet.

Valuation Committee. The Valuation Committee, consisting of Mr. Peabody, and interested Director and Messrs. Doherty, Ehmann, Oliverio and Roob, all of whom are non-interested Directors, has oversight responsibility for, among other things, determining and monitoring the value of the Fund's assets.

Committee Meetings. The Audit Committee met twice and the Governance Committee met four times during the fiscal year ended June 30, 2004.

Directors and officers of the Fund do not receive any benefits from the Fund upon retirement, nor does the Fund accrue any expenses for pension or retirement benefits. The following table summarizes the compensation for the fiscal year ended June 30, 2004 paid to the Directors.


                                               AGGREGATE         TOTAL COMPENSATION FROM THE
                                             COMPENSATION         AHA FUNDS AND FUND COMPLEX
                       NAME                FROM THE AHA FUNDS        PAID TO DIRECTORS(1)
                       ----                ------------------        ------------------

           Douglas D. Peabody(1)(2)              None                        None

           Timothy G. Solberg(2)                 None                        None

           Anthony J. Burke(2)                   None                        None

           Charles V. Doherty(1)                $8,000                      $9,000

           Frank Ehmann(1)                      $8,000                      $9,000

           Richard John Evans(2) (3)             None                        None

           John D. Oliverio(1)                  $7,500                      $8,500

           Edward M. Roob(1)                    $7,500                      $8,500

           John L. Yoder                        $8,000                      $9,000


(1) Messrs. Doherty, Ehmann, Oliverio, Peabody and Roob previously served on the Boards of Trustees of the CCMA Select Investment Trust and of CCM Advisors Funds. Each of the funds ceased operations and have deregistered with the SEC. Because the CCMA Select Investment Trust was not operational during the past fiscal year, each non-interested Trustee of CCMA Select Investment Trust was compensated by CCM Advisors, LLC.

(2)  Non-compensated Director.


(3)  Mr. Evans resigned as a Director of the Funds on December 6, 2004.

The following table illustrates the dollar range of shares of each Fund "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by each director as of December 31, 2004. The dollar range for the securities represented in the table was determined using the net asset value of a share of each Fund as of the close of business on December 31, 2004.

--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
                                                                                                           AGGREGATE DOLLAR
                                                                                                            RANGE OF EQUITY
                                                           DOLLAR RANGE                                      SECURITIES IN
                                         DOLLAR RANGE      OF EQUITY                      DOLLAR RANGE         ALL REGISTERED
                       DOLLAR RANGE       OF EQUITY        SECURITIES      DOLLAR RANGE      OF EQUITY        INVESTMENT
                         OF EQUITY        SECURITIES         IN THE      OF EQUITY        SECURITIES             COMPANIES
 NAME OF DIRECTORS       SECURITIES          IN THE          LIMITED       SECURITIES        IN THE           OVERSEEN BY
    WHO ARE NOT           IN THE        FULL MATURITY       MATURITY        IN THE         SOCIALLY       DIRECTOR IN FAMILY
 INTERESTED PERSONS    DIVERSIFIED         FIXED         FIXED INCOME       BALANCED      RESPONSIBLE       OF INVESTMENT
 OF THE AHA FUNDS:     EQUITY FUND       INCOME FUND          FUND            FUND         EQUITY FUND          COMPANIES
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
Charles V. Doherty    $10,001-$50,000        None             None            None            None          $10,001-$50,000
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
Edward M. Roob        $10,001-$50,000        None             None            None            None          $10,001-$50,000
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
Anthony J. Burke           None              None             None            None            None               None
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
R. John Evans(1)           None              None             None            None            None               None
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
Frank Ehmann               None              None             None            None            None               None
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
John D. Oliverio           None              None             None            None            None               None
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
John L. Yoder              None              None             None            None            None               None
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
DIRECTORS WHO ARE
INTERESTED PERSONS
OF THE AHA FUNDS:
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
Douglas D. Peabody    $10,001-$50,000        None             None            None            None          $10,001-$50,000
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------
Timothy G. Solberg    $50,001-$100,000 $50,001-$100,000       None            None            None           Over $100,000
--------------------- ---------------- ----------------- --------------- --------------- ---------------- --------------------

(1)  Mr. Evans resigned as a Director of the Funds on December 6, 2004.

                     CONTROL PERSONS/PRINCIPAL SHAREHOLDERS
                                    [CONFIRM]

As of March __, 2005, _____________________ may be deemed to control the Balanced Fund and the Full Maturity Fixed Income Fund by virtue of owning more than 25% of the outstanding shares of such Funds. _____________________ owned of record and beneficially owned directly ___% and ___% of the outstanding shares of the Balanced Fund and the Full Maturity Fixed Income Fund, respectively. These control relationships will continue to exist until such time as each of the above-described share ownership represents 25% or less of the outstanding shares of the respective Funds. Through the exercise of voting rights with respect to shares of the Fund, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters to which approval of shareholders is required.

The following persons were known by the Funds to own beneficially (with sole or shared voting or investment power) more than 5% of shares of one or more of the Funds as of March __, 2005.

                       LIMITED MATURITY FIXED INCOME FUND

                                               PERCENTAGE OF TOTAL OUTSTANDING
SHAREHOLDER                 CLASS                               SHARES

                         FULL MATURITY FIXED INCOME FUND



                                               PERCENTAGE OF TOTAL OUTSTANDING
SHAREHOLDER                 CLASS                               SHARES




                                  BALANCED FUND



                                               PERCENTAGE OF TOTAL OUTSTANDING
SHAREHOLDER                 CLASS                               SHARES

                             DIVERSIFIED EQUITY FUND



                                               PERCENTAGE OF TOTAL OUTSTANDING
SHAREHOLDER                 CLASS                               SHARES

At March __, 2005, the Directors and officers of the Funds as a group owned beneficially less than __% of the outstanding shares of each Fund.




                              INVESTMENT MANAGEMENT

CCM ADVISORS, LLC

CCM Advisors serves as the investment adviser for each Fund pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, and subject to the supervision of, and policies established by, the Board of

Directors, CCM Advisors determines the investment strategies, and supervises adherence by the Investment Manager to each Fund's investment policies and guidelines. CCM Advisors also recommends the appointment of additional or replacement investment managers to the Board of Directors.

CCM Advisors is a majority-owned subsidiary of Convergent Capital Management LLC, which, in turn, is majority-owned by City National Corporation. The duties and responsibilities of CCM Advisors are specified in an Investment Advisory Agreement on behalf of each Fund between the AHA Funds and CCM Advisors. At a meeting held on June 27, 2003, called in part for approving the Investment Advisory Agreements for the AHA Funds, the Board of Directors approved the Investment Advisory Agreements by the unanimous vote of all Directors present and also by the unanimous vote of all non-interested Directors. In evaluating the Investment Advisory Agreement, the Directors reviewed materials furnished by CCM Advisors, including information regarding CCM Advisors, and its personnel, operations and financial condition. The Directors discussed with representatives of CCM Advisors each Fund's operations and CCM Advisors' ability to provide advisory and other services to the Funds. The Directors also reviewed, among other things:

     o the proposed fees to be charged by CCM Advisors for the services it provides;

     o    each Fund's projected total operating expenses;

     o the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers; and

     o the experience of the investment advisory and other personnel providing services to the Funds and the historical quality of the services provided by CCM Advisors to the Funds.

The Board of Directors considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of CCM Advisors, as well as the qualifications of its personnel and its financial condition; (2) the magnitude of CCM Advisors' fees and the expense ratio of each Fund in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies;
(3) the performance of each Fund in relation to the results of other comparable investment companies and unmanaged indices; and (4) other factors that the Board of Directors deemed relevant.

The Investment Advisory Agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of the AHA Funds, or CCM Advisors, or by a vote of shareholders. The Investment Advisory Agreement provides that it shall continue in effect for two years and can thereafter be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Directors or by a majority of the outstanding voting shares of the Fund and (b) by a majority vote of the Directors who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

In return for its services, each Fund pays a management fee to CCM Advisors for serving as its investment adviser. The fee is determined as a percentage of average daily net assets and is accrued daily and paid monthly. The following chart shows the investment advisory fees paid by each Fund to CCM Advisors:


                  Limited Maturity Fixed Income Fund                   0.50%
                  Full Maturity Fixed Income Fund                      0.50%
                  Balanced Fund                                        0.75%
                  Diversified Equity Fund                              0.75%
                  International Core Equity Fund                       1.00%
                  Socially Responsible Equity Fund                     0.75%


Except for those expenses that CCM Advisors assumes, including those noted above, the Funds pay for all of their own expenses.

CCM Advisors has contractually agreed to reimburse each Fund for all ordinary operating expenses exceeding the following expense ratios:


                                                                 Expense Level
                                                      (as a % of average daily net assets)
                                                      ------------------------------------
                                                                                     Institutional
Fund                                          Class A             Class I           Servicing Class
----                                          -------             -------           ---------------
Limited Maturity                               1.00%               1.35%                  1.25%
Full Maturity                                  1.00%               1.35%                  1.25%
Balanced                                       1.50%               1.92%                  1.75%
Diversified Equity                             1.25%               1.70%                  1.50%
Socially Responsible Equity                    1.50%               1.25%                  1.70%
International Core Equity                      2.00%               2.45%                  2.25%


CCM Advisors or the Funds may terminate this undertaking at any time. For any fiscal year of the Funds in which the Expense Ratio of the Fund would otherwise be less than the lowest Expense Cap applicable to that class in effect since the beginning of the preceding three fiscal years of the Fund, the Fund will pay to CCM Advisors any amount so reimbursed by CCM Advisors during such preceding three years and not previously paid by the Fund to CCM Advisors, except to the extent that such payment would cause the Expense Ratio of the class for the fiscal year to exceed such lowest Expense Cap.


The following chart shows the fees paid to CCM Advisors by each Fund (or portfolio into which the Fund previously invested) for the last fiscal year ended June 30. Information is not presented for the Socially Responsible Equity Fund or the International Core Equity Fund. The Socially Responsible Equity Fund commenced operations on January 1, 2005 and the International Core Equity Fund has not yet commenced operations.


               FUND                                                 6/30/04
Limited Maturity Fixed Income Fund                                  $686,691
Full Maturity Fixed Income Fund                                     $144,315

              FUND                                                 6/30/04
Balanced Fund                                                      $125,565
Diversified Equity Fund                                            $524,148

The following chart shows the administration fees paid by each Fund to CCM Advisors:

              FUND                                                 6/30/04
Limited Maturity Fixed Income Fund                                  $63,213
Full Maturity Fixed Income Fund                                     $13,290
Balanced Fund                                                        $7,735
Diversified Equity Fund                                             $32,254

CCM Advisors is responsible for payment of all expenses it may incur in performing the services described. These expenses include costs incurred in providing investment advisory services, compensating and furnishing office space for officers and employees of CCM Advisors, and the payment of any fees to interested Directors of the AHA Funds. CCM Advisors provides all executive, administrative, clerical and other personnel necessary to operate the AHA Funds and pays the salaries and other employment related costs of employing those persons. CCM Advisors furnishes the AHA Funds with office space, facilities and equipment and pays the day-to-day expenses related to the operation and maintenance of such office space facilities and equipment. All other expenses of the AHA Funds or of any new series of the AHA Funds, including legal and accounting expenses and costs of the initial registration of securities of the AHA Funds under federal and state securities laws, are also paid by CCM Advisors.

The Investment Advisory Agreement provides that the AHA Funds is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by CCM Advisors as described in the preceding paragraph. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of net asset value), interest on borrowings by the AHA Funds, charges of the custodian and transfer agent, cost of auditing services, non-interested Directors' fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated AHA Funds prospectuses to shareholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders, the cost of paying dividends, capital gains distribution, costs of Director and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the AHA Funds, or costs related to indemnification of Directors, officers and employees of the AHA Funds.

The Investment Advisory Agreement also provides that CCM Advisors shall not be liable to the AHA Funds or to any shareholder or contract owner for any error of judgment or mistake of law or for any loss suffered by the AHA Funds or by any shareholder in connection with matters to which such Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of CCM Advisors in the performance of its duties thereunder.

THE INVESTMENT MANAGERS

The assets of each multi-manager Fund are divided into segments and CCM Advisors is responsible for allocating the assets among the Investment Managers in accordance with their specific investment styles. CCM Advisors pays the fees of the Investment Managers for the services they render pursuant to the Subadvisory Agreements. The Investment Manager(s) manage the investments of each Fund, determining which securities or other investments to buy and sell for the Fund, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, the Investment Managers seek to obtain a combination of the most favorable price and efficient execution available.

The Investment Managers may also serve as managers or advisers to other investment companies and other clients, including clients of CCM Advisors.

The following organizations presently serve as Investment Managers of the Funds pursuant to Subadvisory Agreements, and manage the Funds indicated:


FUND                                   INVESTMENT MANAGER(S)
----                                   ---------------------
Limited Maturity Fixed Income Fund     The Patterson Capital Corporation
Full Maturity Fixed Income Fund        Baird Advisors
                                       Western Asset Management Company
Balanced Fund                          Baird Advisors
                                       Cambiar Investors, Inc.
                                       Freeman Associates Investment Management LLC
Diversified Equity Fund                Cambiar Investors, Inc.
                                       Freeman Associates Investment Management LLC
Socially Responsible Equity Fund       SKBA Capital Management, LLC
International Core Equity Fund         Pyrford International PLC

CCM Advisors pays each Investment Manager a fee for its services. The fee is determined as a percentage of average daily net assets and is accrued daily and paid monthly. The following chart shows the subadvisory fees CCM Advisors paid on behalf of each Fund (or portfolio into which the Fund previously invested) for the last three fiscal years ended June 30. Information is not presented for the Socially Responsible Equity Fund or the International Core Equity Fund. The Socially Responsible Equity Fund commenced operations on January 1, 2005 and the International Core Equity Fund has not yet commenced operations.

                             FUND            6/30/04           6/30/03          6/30/02
                             ----            -------           -------          -------
Limited Maturity Fixed Income Fund           $205,917         $134,212          $101,573
Full Maturity Fixed Income Fund              $50,500           $65,158          $65,042
Balanced Fund                                $174,638          $56,615          $55,290
Diversified Equity Fund                      $36,083          $176,623          $223,516

Detailed information regarding each of the Investment Managers is contained in the Funds' Prospectus under "Investment Managers."


At a meeting held on June 27, 2003, called in part for approving the sub-advisory agreements for Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund and International Core Equity Fund, the Board of Directors approved the sub-advisory agreements by the unanimous vote of all Directors present and also by the unanimous vote of all non-interested Directors. In evaluating the Investment Managers, the Directors reviewed materials furnished by CCM Advisors and the Investment Managers, including information regarding each Investment Manager, and its personnel, operations and financial condition. The Directors discussed with representatives of the Investment Managers each Fund's operations and each Investment Manager's ability to provide sub-advisory and other services to the Funds. The Directors also reviewed, among other things:


     o the proposed fees to be charged by each Investment Manager for the services it provides;

     o    each Fund's projected total operating expenses;

     o the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers; and

     o the experience of the investment advisory and other personnel providing services to the Funds and the historical quality of the services provided by each Investment Manager.

The Directors considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of each Investment Manager, as well as the qualifications of its personnel and its financial condition; (2) the magnitude of each Investment Manager's fees and the expense ratio of each Fund in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies; (3) the performance of each Fund in relation to the results of other comparable investment companies and unmanaged indices; (4) the ability of each Investment Manager to receive research products and services from brokers in connection with brokerage transactions executed for the Fund and other accounts managed by each Investment Manager; and (5) other factors that the Directors deemed relevant.


At a meeting held on November 11, 2004, called in part for approving the sub-advisory agreement for the Socially Responsible Equity Fund, the Board of Directors approved the sub-advisory agreement by the unanimous vote of all

Directors present and also by the unanimous vote of all non-interested Directors. At that meeting, the Board received information from CCM Advisors and SKBA Capital Management, LLC ("SKBA") relating to the nature, extent and quality of services proposed to be provided by SKBA. Specifically, the Board review information relating to:

     o how SKBA would manage the Fund in accordance with socially responsible practices,
     o the search process by which CCM Advisors determined to recommend that the Board appoint SKBA, including the number of Requests for Proposals that CCM Advisors distributed,
     o SKBA's current assets under management, its experience in managing socially responsible products and its track record in managing these types of accounts,
     o CCM Advisor's and SKBA's proposed fees, including the projected costs to the Fund of those fees,
     o the experience of SKBA's investment personnel who would have responsibilities for providing services to the Fund,
     o potentials for conflicts between the Fund and CCM Advisors or SKBA, including the fact that both CCM Advisors and SKBA are subsidiaries of CCM,
     o the lack of any potential benefits to SKBA or CCM Advisors (or any of their other affiliates) from the relationship with the Fund,
     o the projected expense ratio of the Fund, including CCM Advisor's agreement to cap expenses, and
     o    the projected economies of scale as the Fund's assets increase.

The Board also received and reviewed a memorandum from the independent counsel to the Fund's non-interested Directors regarding the Directors' responsibilities in evaluating the Fund's investment advisory agreements. After discussion and consideration of the information presented at the meeting, the non-interested Directors met separately with their independent counsel. In deciding to approve the agreement, the Directors considered the following relevant to their decision: (1) the nature, extent and quality of SKBA's proposed services; (2) the investment performance of SKBA in managing socially responsible accounts;
(3) the costs of the proposed services in relation to the nature and quality of services expected to be provided and the proposed fees and expense ratio; (4) economies of scale and benefits that could be derived by the Fund; and (5) other factors that the Directors deemed relevant.


The sub-advisory agreements are not assignable and may be terminated without penalty upon 60 days written notice at the option of CCM Advisors or the Investment Manager, or by the Board of Directors or by a vote of a majority of the outstanding shares of the Fund. The sub-advisory agreement provides that it shall continue in effect for two years and can thereafter be continued for a Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Directors or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Directors who are not parties to the agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

CCM Advisors has certain responsibilities regarding the supervision of the Investment Managers (SEE "THE INVESTMENT ADVISER," ABOVE); however, neither CCM Advisors nor the AHA Funds' officers or Directors evaluate the investment merits of investment selections or decisions made by the Investment Managers. The Investment Managers and their affiliated brokers may be authorized to execute brokerage transactions for the Fund and receive commissions for their services. SEE "PORTFOLIO TRANSACTIONS."

                                   DISTRIBUTOR


SEI Investments Distribution Co. (the "Distributor") serves as the principal underwriter for the Funds pursuant to a distribution agreement initially approved by the Board of Directors (the "Distribution Agreement"). The Distributor is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of the Funds will be continuously offered.

The Distributor bears all the expenses of providing services pursuant to the Distribution Agreement. Each Fund bears the expenses of registering its shares with the Commission and paying the fees required to be paid by state regulatory authorities. The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by vote of a majority of the Board of Directors, including a majority of the Directors who are not parties to the Distribution Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of each Fund. The Distributor is not obligated to sell any specific amount of shares of any Fund.

The Distributor's business and mailing address is One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Distributor was organized as a limited liability company in the state of Pennsylvania and is a wholly-owned subsidiary of SEI Investments Company.


                   DISTRIBUTION AND SHAREHOLDER SERVICE PLANS


The Funds have adopted a separate distribution plan for Class A Shares and Institutional Servicing Class shares under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") that provides for distribution fees to the Distributor up to 0.25% per annum of the average daily net asset values of the shares, respectively, for activities intended to result in the sale of Fund shares. The Funds also have the ability to enter into shareholder servicing agreements with unaffiliated entities to provide shareholder services to the Institutional Servicing Class shareholders.


DISTRIBUTION PLANS


The Distribution Plans under Rule 12b-1 compensates the Distributor for its sales and distribution activities related to the Funds' Class A and Institutional Servicing Class Shares. The Plan covers certain expenses of the Distributor and fees paid by the Distributor to related and unrelated entities for marketing and distribution services, including but not limited to: (a) the payment of initial and ongoing commissions and other payments to registered representatives or others who sell Class A and Institutional Servicing Shares;
(b) compensation to the Distributor's employees; (c) expenses related to the printing and mailing or other dissemination of prospectuses and statements of additional information and the costs of preparation, printing and mailing of reports used for sales literature; and (d) related expenses advertisements and other distribution-related expenses. Compensation may be spent by the Distributor, its affiliates and other organizations on any activities or expenses related to the distribution and marketing of the Shares. The Distribution Plans also require that the Distributor furnish to the Board of Directors, and the Board of Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefore).

The Distribution Plans have each been adopted by a majority of the Board of Directors, including a majority of the non-interested Directors. The Directors believe that the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit shareholders of Class A Shares and Institutional Servicing Class Shares. Each Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors and the independent Directors. Agreements related to the Distribution Plans must also be approved by such vote. Each Distribution Plan will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by vote of a majority of the outstanding shareholders of a Fund. No Distribution Plan may be amended to increase materially the amounts payable to the Distributor without the approval of a majority of the outstanding shareholders of the Fund, and no material amendment to a Distribution Plan may be made except by a majority of both the Directors of the Funds and the independent Directors.

12B-1 FEES PAID TO THE DISTRIBUTOR(1)


Full Maturity Fund                  $9.48
Diversified Equity Fund            $12.48


(1) The 12b-1 fees were paid to Quasar Distributors, LLC ("Quasar") for the fiscal year ended June 30, 2004. Quasar served as the Funds' distributor until ___________, 2005.


SHAREHOLDER SERVICING PLAN


The Funds can compensate unaffiliated entities (an "Agent") under a Shareholder Servicing Agreement for maintenance and personal service provided to Institutional Servicing Class shareholders that are customers of the Agent. The Funds shall pay Agents a fee, computed daily and paid monthly, at an annual rate of (i) 0.20% of the average daily net asset value for shares of each of Diversified Equity Fund, Socially Responsible Equity Fund, International Core Equity Fund and the equity portion of the Balanced Fund held of record by the Agent from time to time on behalf of the Agent's customers and (ii) 0.10% of the average daily net asset value for shares of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund and the fixed income portion of Balanced Fund held of record by the Agent from time to time on behalf of the Agent's customers. Servicing activities provided by Agents may include, among other things, one or more of the following: (i) establishing and maintaining shareholder accounts and records; (ii) processing purchase and redemption transactions; (iii) answering customer inquiries; (iv) assisting customers in changing dividend options, account designations and addresses; (v) performing sub-accounting; (vi) investing customer cash account balances automatically in Fund shares; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts Serviced by the Servicing agent; and
(viii) arranging for bank wires to the extent that the Agents are permitted by applicable statute, rule or regulation.

                                 CODE OF ETHICS

The AHA Funds, CCM Advisors and each of the Investment Managers have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act (each, a "Code of Ethics") which govern personal securities trading by Directors and officers of the Funds and the personnel of CCM Advisors and the Investment Managers who provide services or obtain current information regarding investment activities, as well as certain other personnel. The Codes of Ethics generally permit such personnel to purchase and sell securities, including securities which are purchased, sold or held by the Funds, but only subject to certain conditions designed to ensure that purchase and sale for such persons' accounts do not adversely affect the Funds' investment activities.


                          PORTFOLIO HOLDINGS DISCLOSURE

CCM Advisors maintains portfolio holdings disclosure policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Directors. The Board of Directors periodically reviews these policies and procedures to ensure that they adequately protect shareholders. It is the policy of the Funds and their service providers to protect the confidentiality of portfolio holdings and to prevent the selective disclosure of non-public information about each Funds' portfolio holdings. The Funds and each of their service providers must adhere to these policies and procedures on portfolio holdings disclosure.

Rating and ranking organizations such as Lipper, Inc. and Moringstar, Inc. may request complete portfolio holdings information in connection with rating a Fund. Similarly, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of the Fund's portfolio and to produce related performance attribution statistics. The disclosure of portfolio holdings to such third parties will be subject to a requirement that those third parties maintain the confidentiality of such information and the information be used only for a stated legitimate business purpose other than for trading. The Funds' chief compliance officer, president, chief financial officer and general counsel are authorized to disclose each Fund's portfolio securities in accordance with the procedures. Neither the Funds nor CCM Advisors may receive compensation or other consideration in connection with the disclosure of portfolio holdings.

Disclosure of each Fund's complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly reports on Form N-Q in the first and third quarters. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

Additionally, each Fund makes its top ten holdings available on a quarterly basis on the Funds' web site at www.ahafunds.org generally within 10 business days after the end of the quarter to which the information applies.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board of Directors and CCM Advisors, Investment Managers are responsible for decisions to buy and sell securities, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with non-affiliated dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid. The Funds anticipate that transactions involving foreign securities will be effected primarily on principal stock exchanges for such securities. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

The Investment Managers currently serve as investment advisers to a number of clients, including other investment companies, and may in the future act as investment advisers to others. It is the practice of each of the Investment Managers to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Funds and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Funds.

Securities held by the Funds may also be held by separate accounts or mutual funds for which the Investment Managers act as an investment adviser, some of which may be affiliated with the Investment Managers. Because of different investment objectives, cash flows or other factors, a particular security may be bought by an Investment Manager for one or more of its clients, when one or more other clients are selling the same security. Pursuant to procedures adopted by the Board of Directors, the Investment Managers may cause a Fund to buy or sell a security from another mutual fund or another account. Any such transaction would be executed at a price determined in accordance with those procedures and without sales commissions. Transactions executed pursuant to such procedures are reviewed by the Board of Directors quarterly.

The policy of the AHA Funds regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the AHA Funds' policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Board of Directors believe that a requirement always to seek the lowest commission cost could impede effective management and preclude the Funds and the Investment Managers from obtaining high quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Managers rely on their experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In seeking to implement the AHA Funds' policies, the Investment Managers effect transactions with those brokers and dealers whom they believe provide the most favorable prices and which are capable of providing efficient executions. If the Investment Managers believe such price and execution are obtainable from more than one broker or dealer, they may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Managers. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Managers from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Funds directly. While such services are useful and important in supplementing their own research and facilities, the Investment Managers believe the value of such services is not determinable and does not significantly reduce their expenses.

Consistent with the policies described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Investment Managers or their affiliates which are registered brokers. In order for such transactions to be effected, the commissions, fees or other remuneration received by the broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow an Investment Manager or its affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. In approving the use of an affiliated broker, the Board of Directors including a majority of the Independent Directors, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid are consistent with the foregoing standard.

Brokerage commissions paid by the Funds (and the portfolios into which the Funds previously invested) for the last three fiscal years ended June 30 were:

                                  LIMITED                                                            DIVERSIFIED
                                  MATURITY              FULL MATURITY             BALANCED              EQUITY
          2004                       $0                    $3,170                 $21,880              $128,242
          2003 1                     $0                    $1,895                 $45,416              $195,247
          2002 2                     $0                      $0                   $40,055              $195,687

1 AMOUNTS REFLECT COMMISSIONS PAID BY THE PORTFOLIOS INTO WHICH THE FUNDS INVESTED.

2 AMOUNTS REFLECT COMMISSIONS PAID BY THE FUNDS FROM JULY 1, 2001 TO OCTOBER 31, 2001 (PRIOR TO CONVERSION INTO FEEDER FUNDS) AND COMMISSIONS PAID BY THE PORTFOLIOS INTO WHICH THE FUNDS INVESTED FROM NOVEMBER 1, 2001 TO JUNE 30, 2002.

Historical data regarding commissions paid for the Socially Responsible Equity Fund and the International Core Equity Fund is not available. The Socially Responsible Equity Fund commenced operations on January 1, 2005 and the International Core Equity Fund has not yet commenced operations.

During the fiscal year ended June 30, 2004, the Funds held securities of Bear Stearns Companies, Inc. ("Bear Stearns"); Credit Suisse First Boston "First Boston"; Morgan Stanley Dean Witter & Co. ("Morgan Stanley"); Lehman Brothers Incorporated ("Lehman Brothers"); Merrill Lynch & Company ("Merrill Lynch"); The Goldman Sachs Group, Inc. ("Goldman Sachs"); Citigroup Inc. ("Citigroup") and J.P. Morgan Chase & Co. ("J.P. Morgan") which are companies which may be deemed to be the Funds' "regular brokers or dealers," as defined by Rule 10b-1 under the 1940 Act, or the parents of such brokers or dealers.


Aggregate holdings, as of June 30, 2004, were as follows:

              ------------------------------- ------------------------------
                      BROKER/DEALER                   MARKET VALUE
              ------------------------------- ------------------------------
              ------------------------------- ------------------------------
              Bear Stearns                             $1,991,382
              ------------------------------- ------------------------------
              ------------------------------- ------------------------------
              First Boston                              $661,979
              ------------------------------- ------------------------------
              ------------------------------- ------------------------------
              Morgan Stanley                           $2,861,429
              ------------------------------- ------------------------------
              ------------------------------- ------------------------------
              Lehman Brothers Inc.                     $2,785,879
              ------------------------------- ------------------------------
              ------------------------------- ------------------------------
              Merrill Lynch                            $3,397,091
              ------------------------------- ------------------------------
              ------------------------------- ------------------------------
              Goldman Sachs                             $152,465
              ------------------------------- ------------------------------
              ------------------------------- ------------------------------
              Citigroup                                $3,178,900
              ------------------------------- ------------------------------
              ------------------------------- ------------------------------
              J.P. Morgan                              $2,346,504
              ------------------------------- ------------------------------


                               PORTFOLIO TURNOVER

There are no fixed limitations regarding portfolio turnover. Although the Funds generally do not trade for short-term profits, securities may be sold without regard to the time they have been held when investment considerations warrant such action. As a result, under certain market conditions, the turnover rate for a particular Fund will be higher than that of other investment companies and portfolios with similar investment objectives. Decisions to buy and sell securities are made by the Investment Managers for the assets assigned to them. Investment Managers make decisions to buy or sell securities independently from other Investment Managers. Thus, one Investment Manager may sell a security while another Investment Manager for the same Fund is purchasing the same security. In addition, if an Investment Manager's services are terminated, the new Investment Manager may restructure the Fund. These practices may result in higher portfolio turnover rates. Brokerage costs are commensurate with the rate of portfolio activity so that a Fund with higher turnover may incur higher brokerage costs.

                        DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of each class of the Funds is determined by dividing each class's total net assets by the number of that class's outstanding shares.


The value of securities are determined based on the last sale price on the principal exchange on which the securities are traded as of the time of valuation. Absent any reported sale on the principal exchange at the time of valuation, the securities are valued at the last current sales price on a secondary exchange. In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets generally are valued at closing over-the-counter bid prices, except that securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Securities that are primarily traded on foreign securities exchanges generally are valued at their closing values on the exchange. The markets on which non-U.S. securities trade are sometimes open on days when the NYSE is not open and the Funds do not calculate their net asset values, and sometime are not open on days when the Funds do calculate their net asset values. Even on days which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the NYSE closes and the Funds calculate their net asset value. The Funds monitor for significant events in foreign markets. Bonds are valued at the mean of the last bid and asked prices. In the absence of readily available market quotations (or when, in the view of the Investment Manager, available market quotations do not accurately reflect a security's fair value), securities are valued at fair value as determined by the Board of Directors. Prices used for valuation of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less generally are valued at amortized cost.


Net asset value is computed at the close of the regular trading session on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business that is not a bank holiday. The NYSE currently observes the following holidays: New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Thanksgiving Day (last Thursday in November); and Christmas Day.

Computation of NAV (and the sale and redemption of fund shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the Commission, or the NYSE is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of the Fund not reasonably practicable.

                                  PROXY VOTING

The Board of Directors has delegated to CCM Advisors the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. The Funds authorize CCM Advisors to delegate proxy voting authority to the Funds' Investment Managers.

Each Investment Manager is expected to identify and seek to obtain the optimal benefit for the Fund(s) it manages, and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of the Funds and delineate procedures to be followed when a proxy vote presents a conflict between the interests of the Funds and the interests of the Investment Manager.

A copy of the voting policies of the Funds' Investment Managers is set forth in Appendix II of this SAI.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-800-445-1341 and on the SEC's website at http://www.sec.gov.

                       PURCHASES AND REDEMPTIONS OF SHARES

Purchases and redemptions are discussed in the prospectus under the headings "How to Buy Shares," and "How to Sell Shares."

Shares of each Fund may be purchased or redeemed through certain financial services companies, some of which may charge a transaction fee. Each Fund may authorize from time to time certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on its behalf. For purchase orders placed through an authorized agent, a shareholder will pay a Fund's NAV per share (SEE "NET ASSET VALUE") next computed after the receipt by the authorized agent of such purchase order, plus any applicable sales charges and transaction charges imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order, less any sales charges and redemption fees imposed by the agent.

In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in a Fund. However, for accounting and shareholder servicing services provided by such a company with respect to Fund shares held by that company for its customers, the company may charge a fee based on a percentage of the annual average value of those accounts.

Class I and Institutional Servicing Class shareholders are also eligible to participate in the American Hospital Association Investment Program (the "Program"), a service provided by CCM Advisors that offers participants individualized asset management consultation to assist in determining an appropriate investment program. SEE "THE PROGRAM."

                                     SHARES

The AHA Funds' presently authorized capital is 700,000,000 shares. Interests in the AHA Funds are represented by shares of common stock, $.01 par value, with interests in each of the Funds represented by a separate series of such stock. Under the AHA Funds' Articles of Incorporation, the Board of Directors may increase the authorized shares, establish additional series (with different investment objectives and fundamental policies), establish additional classes of the Funds, and redesignate unissued shares among the series. Establishment of additional series will not alter the rights of the Funds' shareholders and additional classes within any series would be used to distinguish among the rights of different categories of shareholders.

Each share of each series represents an equal proportionate interest in the Fund represented by such shares, without any priority or preference over other shares of the same series. All consideration received for the sales of shares of a particular series, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom is allocated and belongs to that series. As such, the interest of shareholders in a particular Fund is separate and distinct from the interest of shareholders of the other Funds, and shares of a Fund are entitled to dividends and distributions only out of the net income and gains, if any, of that Fund as declared by the Board of Directors.

Each share of a Fund class is entitled to participate pro rata in any dividends and other distributions declared by the Board of Directors with respect to that share class, and all shares of a Fund have proportionate rights in the event of liquidation of that Fund.

Each shareholder is entitled to a full vote for each full share held (and fractional votes for fractional shares) on any matter presented to shareholders. Shares of the Funds will vote separately as individual series when required by the 1940 Act or other applicable law or when the Board of Directors determines that the matter affects only the interests of one or more Funds, such as, for example, a proposal to approve an amendment to that Fund's Management Agreement, but shares of all Funds vote together, to the extent required by the 1940 Act, in the election or selection of Directors and independent auditors.

Voting rights are not cumulative, which means that that the holders of more than 50% of the shares voting for the election of Directors can, if they choose, elect all Directors being elected, while the holders of the remaining shares would be unable to elect any Directors.

Under Maryland law, the AHA Funds are not required and therefore does not intend to hold annual meetings of shareholders. However, the Directors may call annual or special meetings of shareholders as may be required by the 1940 Act, Maryland law, or the Articles of Incorporation, or as they otherwise deem necessary or appropriate. In addition, the By-Laws of the AHA Funds contain procedures under which a director may be removed by the written declaration or vote of the holders of two-thirds of the AHA Funds' outstanding shares at a meeting called for that purpose upon the request of the shareholders whose interests represent 10% of the Fund's outstanding shares.

                                   THE PROGRAM

CCM Advisors has entered into an agreement with AHA and its wholly-owned subsidiary, AHA Financial Solutions, Inc. ("AHA-FSI"), which provides for the licensing of AHA's service marks to CCM Advisors and for AHA's sponsorship and endorsement of the Program (as described below). Pursuant to this agreement, AHA-FSI will provide certain additional services, including providing support for CCM Advisors' marketing of the Program and the Funds. CCM Advisors will pay licensing fees of $100,000 per year to AHA-FSI. During the third and fourth quarters of 2004, AHA-FSI waived those fees. For marketing support, CCM Advisors will pay compensation on a quarterly basis to AHA-FSI at the following rates (as a percentage of the Funds' average daily net assets for the quarter): 0.0125% if net assets of the Funds are below $330 million; 0.01875% if net assets of the Funds are between $330 million and $500 million; and 0.2125% if net assets of the Fund are in excess of $500 million. The annual percentage rates used to determine compensation payable by CCM Advisors to AHA-FSI will increase if certain asset growth targets are not met for the Funds. These fees and other compensation are paid by CCM Advisors to AHA-FSI and will not be paid by the Funds or increase fees payable by participants in the Program. CCM Advisors has also agreed to support two designees of either the AHA or AHA-FSI to serve as Directors of the Funds. Generally since inception of the Funds, two of its Directors have been officers of the AHA.

The Funds have acknowledged that the name "AHA" is a property right of AHA and that its right to use that name is non-exclusive. The Funds also have acknowledged that both AHA and CCM Advisors have the right to withdraw from the Funds the right to use the name "AHA."


                                      TAXES

The AHA Funds intends that each Fund will qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and thus not be subject to federal income taxes on amounts which it distributes to shareholders. If a Fund should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and capital gains that would otherwise be available for distribution to the Fund's shareholders.

In order to qualify as a regulated investment company, a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currency, or certain other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in stock, securities, or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of each Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies, and other securities (for this purpose such other securities will qualify only if each Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of each Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or two or more issuers which each Fund controls and which are engaged in the same, similar or related trades or businesses.

In order to maintain the qualification of each Fund as a regulated investment company, the AHA Funds may, in its business judgment, restrict a Fund's ability to invest in certain financial instruments. For the same reason, the AHA Funds may, in its business judgment, require each Fund to maintain or dispose of an investment in certain types of financial instruments before or after the time when it might otherwise be advantageous to do so.

Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirement. Each Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

Investment in debt obligations that are at risk or in default present special tax issues for the Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and avoid becoming subject to federal income or excise tax.

Distributions from each Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Funds' prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in a Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Investment by a Fund in certain "passive foreign investment companies" could subject a Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case a Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, a Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of a Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

The foregoing discussion relates solely to current U.S. Federal income tax law, which is subject to change, as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances. The Funds generally do not accept investments by non-U.S. investors.

                                OTHER INFORMATION

ADMINISTRATOR


SEI Global Services, Inc. (the "Administrator") serves as the administrator to the Funds pursuant to a separate Administration Agreement with the AHA Funds and in that capacity has overall responsibility, subject to the ongoing supervision of the Board of Directors for all aspects of administration and operation of each Fund. The Administrator prepares and files various reports with the appropriate regulatory agencies, assists in preparing various materials required by the Commission and prepares various materials required by any state securities commission having jurisdiction over the AHA Funds.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or import of law, or for any loss suffered by the AHA Funds in connection with the matters to which this agreement relates, except loss resulting from: (i) willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its obligations and duties under the agreement; and (ii) its reckless disregard of its obligations and duties under the agreement.

The Agreement may be terminated at any time without the payment of any penalty by vote of the respective Board of Directors. As compensation for its services, the Administrator is entitled to receive 0.100% of the average daily net assets of the Funds.


CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT


Wachovia Bank, National Association ("Wachovia"), 123 South Broad Street, Philadelphia, Pennsylvania 19109, serves as custodian for the securities and other assets of the Funds. Wachovia is responsible for, among other things, safeguarding and controlling the cash and securities of the Funds, handling the receipt and delivery of securities, and collecting interest and dividends on the investments of the Funds. Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101, performs transfer agency, dividend disbursing and portfolio accounting services for the Funds.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois, serves as the independent registered public accounting firm of the Funds. The independent registered public accounting firm: (i) audits and reports on the financial statements of the Funds; and (ii) provides assistance and consultation in connection with Securities and Exchange Commission filings filed on behalf of the Funds.

                                   APPENDIX I


         The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's, a division of The McGraw-Hill Companies ("S&P")

         RATINGS BY MOODY'S

Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Conditional Ratings. The designation "Con." followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

         COMMERCIAL PAPER:

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                           Prime-1  Highest Quality
                           Prime 2  Higher Quality
                           Prime-3  High Quality

         If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

         S&P RATINGS

AAA--Bonds rated AAA have the highest rating. The obligor's capacity to meet its financial commitment on the bond is extremely strong.

AA--Bonds rated AA differ from AAA bonds only in small degree. The obligor's capacity to meet its financial commitment on the bond is very strong.

A--Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the bond is still strong.

BBB--Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.

BB--B--CCC--CC and C--Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

         Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         COMMERCIAL PAPER:

         A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

         A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.

                                   APPENDIX II


         A copy of the proxy voting policies of the Funds' Investment Managers follows:



                             CAMBIAR INVESTORS, LLC
                       PROXY VOTING POLICY AND PROCEDURES

Objective: The objective of Cambiar Investors, LLC's proxy voting process is to maximize the long-term investment performance of our clients.

Policy: It is Cambiar's policy to vote all proxy proposals in accordance with management recommendations except in instances where the effect of particular resolutions could adversely affect shareholder value. In such cases, it is Cambiar's policy to vote against these proposals.

Procedure:  The procedure for processing proxy ballots is as follows:

     1. Custodians are directed to send all proxy material to ISS (Institutional Shareholder Services) whom Cambiar Investors, LLC has retained to act as our voting agent.

     2. The Proxy Administrator reviews the research provided by ISS for each company meeting and each proposal. If ISS's recommendations agree and favor management they are instructed to vote according to management's recommendations.

     3. If non-routine proposals or proposals considered to have a potential negative investment performance impact are discovered or ISS recommends a vote against a management recommendation, the Proxy Administrator will review the particular resolutions with the Portfolio Manager responsible for the investment and instruct ISS to vote per the Portfolio Manager's recommendations.

     4. ISS provides reports and a record of all accounts and companies voted and provides Cambiar Investors, LLC with monthly and/or quarterly reports as required.

     5. The Proxy Administrator reviews at least annually with the Portfolio Managers our proxy voting record.

                  FREEMAN ASSOCIATES INVESTMENT MANAGEMENT LLC
                               PROXY VOTING POLICY

For those clients for whom Freeman Associates Investment Management LLC ("Freeman Associates") has undertaken to vote proxies, Freeman Associates retains the final authority and responsibility for such voting. In addition to voting proxies for such clients, Freeman Associates:

1) provides the client with this written proxy voting policy - which may be updated and supplemented from time to time;

2) applies its proxy voting policy consistently and keeps records of votes for each client in order to verify the consistency of such voting (including the preparation of exception reports when proxies are voted other than within the written policy);

3) documents the reasons for voting, including exceptions;

4) keeps records of such proxy voting available for inspection by the client or governmental agencies - to determine whether the votes were consistent with policy and to determine whether all proxies were voted; and

5) monitors such voting for any potential conflicts of interest and maintains systems to deal with them appropriately.


In order to facilitate this proxy voting process, Freeman Associates has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area to assist in the due diligence process and record keeping related to making appropriate proxy voting decisions related to your account.

PROXY INFORMATION CENTER ("PIC")

PIC is a division of Institutional Shareholder Services ("ISS"), an independent investment advisor, that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. These services, provided to Freeman Associates, include in-depth research, analysis, and voting recommendations as well as reporting, auditing, and consulting assistance for the handling of proxy voting responsibilities and corporate governance related efforts. ISS also provides Freeman Associates with reports that reflect proxy voting activities for Freeman Associates' client portfolios which provide information for appropriate monitoring of such delegated responsibilities.

VOTING POLICY AND GETTING THE JOB DONE

The current version of the Employee Retirement Income Security Act, or ERISA, was passed in 1986. Under ERISA, the tenets under which pension fund assets can be managed and invested were prescribed. The Act provided that assets managed on behalf of pension plans' beneficiaries must be invested "...solely in the best interest of the beneficiaries..." of the plan. Another ERISA requirement is that such assets be managed with "care, skill, prudence and diligence....."
Interpretations of ERISA are developed by the US Department of Labor. The duties thus created, of loyalty and prudence, apply to the management of plan assets, including proxy voting activities.

The Department of Labor has made it clear that voting policy must be in place for recurring issues and that non-routine issues must be addressed by consistent criteria. However, it has also been made clear that company-specific analysis must be performed and that automatic voting procedures are not appropriate or acceptable. Distinctly identifying issues on company ballots and having a method to track recurring and non-routine issues is an important part of the process.

The process of maintaining records first involves a CODING of every company proxy ballot voted during the year. Coding is the unique identification of each issue on the ballots of companies to be voted. ISS uses a proprietary coding system of over 500 individually identified issues which have been voted on client ballots over time.

A CODING SYSTEM must provide for a NARROW enough IDENTIFICATION of each issue that the issue can be similarly treated where appropriate, i.e., applying consistent voting policy application from company to company. A coding system that is sufficiently detailed will allow for comparison of "apples to apples." An apples to apples comparison allows for analysis of voting policy application to identify if there is a problem with consistency in voting. A consistency AUDIT can automatically be run at the end of various time periods if the coding system was appropriately structured and adhered to over time. Every ballot item will be identified as to source of initiative by the presence of an "M" or "S" at the beginning of the code. All "M" codes are issues placed on the ballots by company management. All "S" codes are shareholder proposal initiatives.

There are six major types or categories of issues identified as management sponsored issues and eight major categories of shareholder issues, as listed below.

MAJOR CODING CATEGORIES

Management Proposal Categories
                  M0100            ROUTINE/BUSINESS ISSUES - MGMT
                  M0200            DIRECTORS' RELATED - MGMT
                  M0300            CAPITALIZATION RELATED - MGMT
                  M0400            REORGANIZATION/MERGER - MGMT
                  M0500            NON-SALARY COMPENSATION RELATED - MGMT
                  M0600            ANTI-TAKEOVER RELATED - MGMT

Shareholder Proposal Categories
                  S0100             ROUTINE/BUSINESS ISSUES - SH
                  S0200             DIRECTORS' RELATED - SH
                  S0300             CORPORATE GOVERNANCE RELATED - SH
                  S0400             SOCIAL/HUMAN RIGHTS RELATED - SH
                  S0500             COMPENSATION RELATED - SH
                  S0600             GENERAL ECONOMIC ISSUES - SH
                  S0700             HEALTH/ENVIRONMENTAL ISSUES - SH
                  S0800             OTHER/MISCELLANEOUS

Under each of the fourteen categories listed above, there are a series of specific codes which identify the detailed issues which fall into each category. This categorizing and coding of each ballot issue is then used as the basis for developing ERISA based voting policies by identifying voting criteria and positions for each code.

It is important to remember that company by company analysis is required, thus all votes will be reviewed on a case-by-case basis and no issues will be considered routine. Each issue will be considered in the context of the company under review. Certain issues will be considered routine if, after review of the company, there is nothing related to that company that would call for the issue to be handled differently. In other words, proxy voting guidelines are just that, guidelines. When company specifics are overlaid, every proxy voting decision becomes a case by case decision.

Finally, ERISA requires that fiduciaries make decisions taking into consideration two standards, the duty of prudence and the duty of loyalty. The duty of prudence requires that decisions be made based on economic or financial criteria when present. The duty of loyalty requires that decisions reflect the best interest of the beneficiaries or protect the rights of beneficiaries as shareholders. Thus, in making the proxy voting decision, two overriding considerations are in effect: The economic impact and best interest impact of a vote if it passes or does not, as the case may be.

Keeping in mind the concept that no issue is considered "routine", outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., a company specific reason for voting differently.

MANAGEMENT PROPOSALS:

I. When voting on ballot items which are fairly common management sponsored initiatives, certain items are generally, although not always, voted in support of management.

     o    "Normal" elections of directors
     o    Approval of auditors/CPA
     o    Directors' liability and indemnification
     o    General updating/corrective amendments to charter
     o    Elimination of cumulative voting
     o    Elimination of preemptive rights

II. When voting items which have a potential substantive financial or best interest impact, certain items are generally, although not always, voted in support of management.

     o Capitalization changes which eliminate other classes of stock and differential voting rights
     o Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 100% of the existing authorization
     o    Stock purchase plans with an exercise price of not less than 85% FMV
     o    Stock option plans that are incentive based and not excessive
     o    Other stock based plans which are appropriately structured
     o    Reductions in supermajority vote requirements
     o    Adoption of Anti-greenmail provisions

III. When voting items which have a potential substantive financial or best interest impact, certain items are generally not voted in support of management.

     o Capitalization changes which add classes of stock which are "blank check" in nature or that dilute the voting interests of existing shareholders
     o Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interests of existing shareholders
     o Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or which effectively deter appropriate tender offers and other offers
     o Amendments to bylaws which would require supermajority shareholder votes to pass or repeal certain provisions
     o    Classified boards of directors
     o Reincorporation into a state which has more stringent Anti-takeover and related provisions
     o Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding
     o    Excessive compensation or non-salary compensation related proposals
     o Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered
     o "Other business as properly comes before the meeting" proposals which give a "blank check" to those acting as proxy

SHAREHOLDER PROPOSALS:

Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact. If no such relationship is found PIC makes a recommendation to Freeman Associates that such issues be voted against.

I. When voting shareholder proposals, in general, initiatives related to the following items are supported:

     o    Auditors should attend the annual meeting of shareholders
     o    Election of the board on an annual basis
     o    Establishing audit, nominating, or compensation committees
     o    Bylaw or charter amendments to be made only with shareholder approval
     o    Submit shareholder rights plan poison pill to vote or redeem
     o    Confidential voting
     o Expanded reporting of financial or compensation related information within reason
     o    Undo various Anti-takeover related provisions
     o    Reduction or elimination of supermajority vote requirements
     o    Anti-greenmail provisions
     o    Opting-out of state business combination provisions

II. When voting shareholder proposals, in general, initiatives related to the following items are not supported:

     o    Limiting tenure of directors
     o Requiring directors to own large amounts of stock before being eligible to be elected
     o    Restoring cumulative voting in the election of directors
     o Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders
     o Restrictions related to social, political, or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact
     o Proposals which require inappropriate endorsements or corporate actions

                                  WESTERN ASSET
                                PROXY PROCEDURES

                                   BACKGROUND

WESTERN ASSET MANAGEMENT COMPANY ("WA") AND WESTERN ASSET MANAGEMENT COMPANY LIMITED ("WAML") (TOGETHER "WESTERN ASSET") HAVE ADOPTED AND IMPLEMENTED POLICIES AND PROCEDURES THAT WE BELIEVE ARE REASONABLY DESIGNED TO ENSURE THAT PROXIES ARE VOTED IN THE BEST INTEREST OF CLIENTS, IN ACCORDANCE WITH OUR FIDUCIARY DUTIES AND SEC RULE 206(4)-6 UNDER THE INVESTMENT ADVISERS ACT OF 1940 ("ADVISERS ACT"). OUR AUTHORITY TO VOTE THE PROXIES OF OUR CLIENTS IS ESTABLISHED THROUGH INVESTMENT MANAGEMENT AGREEMENTS OR COMPARABLE DOCUMENTS, AND OUR PROXY VOTING GUIDELINES HAVE BEEN TAILORED TO REFLECT THESE SPECIFIC CONTRACTUAL OBLIGATIONS. IN ADDITION TO SEC REQUIREMENTS GOVERNING ADVISERS, OUR PROXY VOTING POLICIES REFLECT THE LONG-STANDING FIDUCIARY STANDARDS AND RESPONSIBILITIES FOR ERISA ACCOUNTS. UNLESS A MANAGER OF ERISA ASSETS HAS BEEN EXPRESSLY PRECLUDED FROM VOTING PROXIES, THE DEPARTMENT OF LABOR HAS DETERMINED THAT THE RESPONSIBILITY FOR THESE VOTES LIES WITH THE INVESTMENT MANAGER.

IN EXERCISING ITS VOTING AUTHORITY, WESTERN ASSET WILL NOT CONSULT OR ENTER INTO AGREEMENTS WITH OFFICERS, DIRECTORS OR EMPLOYEES OF LEGG MASON INC. OR ANY OF ITS AFFILIATES (EXCEPT THAT WA AND WAML MAY SO CONSULT AND AGREE WITH EACH OTHER) REGARDING THE VOTING OF ANY SECURITIES OWNED BY ITS CLIENTS.


                                     POLICY

Western Asset's proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset's contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).

                                   PROCEDURES

RESPONSIBILITY AND OVERSIGHT

The Western Asset Compliance Department ("Compliance Department") is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support ("Corporate Actions"). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

CLIENT AUTHORITY

Prior to August 1, 2004, all existing client investment management agreements ("IMAs") will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

PROXY GATHERING

Registered owners of record, client custodians, client banks and trustees ("Proxy Recipients") that receive proxy materials on behalf of clients should forward them to Corporate Actions. Prior to August 1, 2004, Proxy Recipients of existing clients will be reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

PROXY VOTING

Once proxy materials are received by Corporate Actions, they are forwarded to the Compliance Department for coordination and the following actions:

     a.   Proxies are reviewed to determine accounts impacted.

     b. Impacted accounts are checked to confirm Western Asset voting authority.

     c. Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

     d. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client's proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

     e. Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst's or portfolio manager's basis for their decision is documented and maintained by the Compliance Department.

     f. Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

TIMING

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

RECORDKEEPING

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

     a.   A copy of Western Asset's policies and procedures.

     b.   Copies of proxy statements received regarding client securities.

     c. A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

     d. Each written client request for proxy voting records and Western Asset's written response to both verbal and written client requests.

     e.   A proxy log including:

          1.   Issuer name;
          2.   Exchange ticker symbol of the issuer's shares to be voted;
          3. Council on Uniform Securities Identification Procedures ("CUSIP") number for the shares to be voted;
          4.   A brief identification of the matter voted on;
          5. Whether the matter was proposed by the issuer or by a shareholder of the issuer;
          6.   Whether a vote was cast on the matter;
          7.   A record of how the vote was cast; and
          8. Whether the vote was cast for or against the recommendation of the issuer's management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset's offices.

DISCLOSURE

Part II of both the WA Form ADV and the WAML Form ADV contain a description of Western Asset's proxy policies. Prior to August 1, 2004, Western Asset will deliver Part II of its revised Form ADV to all existing clients, along with a letter identifying the new disclosure. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

CONFLICTS OF INTEREST

All proxies are reviewed by the Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

          1. Whether Western Asset (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

          2. Whether Western Asset or an officer or director of Western Asset or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, "Voting Persons") is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

          3. Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

                                VOTING GUIDELINES

Western Asset's substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company's board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I. BOARD APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1.       MATTERS RELATING TO THE BOARD OF DIRECTORS
         Western Asset votes proxies for the election of the company's nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

          a. Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.
          b. Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.
          c. Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.
          d. Votes are cast on a case-by-case basis in contested elections of directors.

2.       MATTERS RELATING TO EXECUTIVE COMPENSATION
         Western Asset generally favors compensation programs that relate executive compensation to a company's long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

          a. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.
          b. Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.
          c. Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock's current market price.
          d. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.       MATTERS RELATING TO CAPITALIZATION
         The management of a company's capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company's capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

          a. Western Asset votes for proposals relating to the authorization of additional common stock.
          b. Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).
          c. Western Asset votes for proposals authorizing share repurchase programs.

4. MATTERS RELATING TO ACQUISITIONS, MERGERS, REORGANIZATIONS AND OTHER TRANSACTIONS Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5.       MATTERS RELATING TO ANTI-TAKEOVER MEASURES
         Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

          a. Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.
          b. Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

6.       OTHER BUSINESS MATTERS
         Western Asset votes for board-approved proposals approving such routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

          a. Western Asset votes on a case-by-case basis on proposals to amend a company's charter or bylaws.
          b. Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II.      SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally seek to change some aspect of a company's corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

          1. Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

          2. Western Asset votes for shareholder proposals that are consistent with Western Asset's proxy voting guidelines for board-approved proposals.

          3. Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III.     VOTING SHARES OF INVESTMENT COMPANIES

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

          1. Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients' portfolios.

          2. Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV.      VOTING SHARES OF FOREIGN ISSUERS

In the event Western Asset is required to vote on securities held in foreign issuers - i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

          1. Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

          2. Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

          3. Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

          4. Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company's outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company's outstanding common stock where shareholders have preemptive rights.

                          SKBA CAPITAL MANAGEMENT, LLC
                       PROXY VOTING POLICY AND PROCEDURES

A copy of the proxy voting policies of the Fund's Investment Manager follows:

If assigned proxy voting responsibility on behalf of our clients, SKBA Capital Management will vote proxies as indicated below:

REGULAR (R) - On Regular proxies, in which shareholders are asked to vote only on management's nominations for the Board of Directors and its selection of auditor, SKBA Capital Management will usually vote in favor of management's recommendations.

SPECIALS (S) - On Special proxies, which require shareholder votes on issues other than the election of the Board of Directors and selection of auditor, SKBA Capital Management will vote to retain shareholder rights as indicated below:

The firm will always vote against the following management proposals that:

          1.   create more than one class of directors.

          2. create staggered terms for Board members or non-annual election of directors.

          3.   eliminate cumulative voting.

          4. require a super majority approval of the acquisition of the company by another.

          5.   eliminate preemptive rights.

The firm will usually vote against the following management proposals that:

          6.   require a "Fair Price" in the acquisition of the company.

          7.   make the acquisition of the company more difficult.

          8. change the state of incorporation (e.g. from California to Delaware), if it is the stated intention of this proposal to implement changes in voting requirements, in the classification of directors, and/or other provisions which, by stated policies, are not considered to be in the best long-range interest of shareholders and which typically have not been voted in favor of management.

          9. obtain shareholder authorization for the repurchase of shares from one or more major shareholders.

          10. increase the number of authorized shares as it is the company's intention to utilize these shares to reduce the likelihood of a future takeover.

          11. create, or in effect create, a class of stock with superior voting power which over time may concentrate the voting power within a smaller group of shareholders.

          12. amend the current employee stock option plan to increase the number of shares available to be awarded as the plan will award only one or two members of top management or will/could represent a potential increase in outstanding common shares of more than 3%. By policy, an increase in options available for grant of an amount greater than 3% of the outstanding common stock is deemed to be excessive unless the change includes the phase-out of a prior plan or is needed to incent a new management team.

The firm will usually vote against shareholder proposals that are non-business related as such items typically do not directly benefit shareholder and are usually best left to management's discretion.

The firm will usually vote in favor of the following shareholder proposals that:

          13.  reinstate cumulative voting.

          14. return to the annual election of directors or eliminate staggered terms of directors.

          15.  reinstate preemptive shareholder rights.

          16. repeal provisions requiring a super majority vote of shareholders to approve the corporation's acquisition by another company.

          17. repeal "poison pill" provisions or give shareholders the right to approve or repeal such provisions.

          18.  adopt the use of indexed stock options.

          19. require that the board of directors consist entirely of non-employee directors, with the exception of the CEO.

          20. support the separation of the jobs of Chairman and CEO, with the establishment of a non-executive Chairman of the Board.

          21. require that the Audit Committee and/or Compensation Committee members consist entirely of non-employee directors.

          22. prohibit the company from establishing contracts with and paying fees for management consulting and/or other advisory services with the accounting firm conducting its audit and/or tax return functions.

          23.  require the company to expense stock options.

          24. establish the guideline that a company's CEO directly own at least five times his or her base salary in common stock of the company, excluding stock granted but unexercised under company stock option plans.

          25. disclose the process and formulas upon which short- and long-term incentive compensation is determined for corporate officers.

Proxy Reports - We utilize Proxy Edge for all our client portfolios ensuring complete and accurate voting records.

July 2004

                           AHA INVESTMENT FUNDS, INC.



                      AHA U.S. GOVERNMENT MONEY MARKET FUND


                       STATEMENT OF ADDITIONAL INFORMATION
                                 [April 8, 2005]




                        190 S. LaSalle Street, Suite 2800
                                Chicago, IL 60603
                                 (800) 445-1341

This Statement of Additional Information is not a prospectus but provides information that you should read in conjunction with the AHA U.S. Government Money Market Fund prospectus (the "Prospectus") dated [April 8, 2005] and any supplement to that Prospectus. No information is incorporated by reference into this SAI. You may obtain a copy of the Prospectus at no charge by writing or telephoning the AHA Investment Funds, Inc. (the "AHA Funds") at the address or telephone number shown above.

                                TABLE OF CONTENTS
                                                                            PAGE

INFORMATION ABOUT THE FUND.....................................................1
INVESTMENT OBJECTIVE...........................................................2
INVESTMENT TECHNIQUES AND RISKS................................................2
INVESTMENT POLICIES AND RESTRICTIONS...........................................8
INVESTMENT IN ANOTHER MONEY MARKET FUND.......................................10
DIRECTORS AND OFFICERS........................................................13
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS....................................18
INVESTMENT MANAGEMENT.........................................................18
SECURITIES ACTIVITIES OF THE SUB-ADVISER......................................21
PORTFOLIO HOLDINGS DISCLOSURE.................................................22
PORTFOLIO TRANSACTIONS........................................................23
PORTFOLIO TURNOVER............................................................23
DETERMINATION OF NET ASSET VALUE..............................................24
PURCHASE AND REDEMPTION OF FUND SHARES........................................24
DISTRIBUTION EXPENSES.........................................................25
OTHER SERVICE PROVIDERS.......................................................26
TAXES.........................................................................26
CODE OF ETHICS................................................................28
SHARES........................................................................28
APPENDIX.....................................................................A-1

                           INFORMATION ABOUT THE FUND


         The AHA Funds is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The AHA Funds was incorporated on March 14, 1988 under the laws of Maryland and is currently comprised of seven funds. The AHA U.S. Government Money Market Fund (the "Fund") is covered in this Statement of Additional Information. The AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund and AHA International Core Equity Fund are offered through a separate Prospectus and SAI. The AHA Socially Responsible Equity Fund is offered through a separate Prospectus and Statement of Information ("SAI").


         The Fund currently offers one class of shares - Class I Shares. The Fund is "diversified" as that term is defined in the 1940 Act. CCM Advisors, LLC ("CCM Advisors") is the investment adviser to the Fund and Patterson & Associates (the "Subadviser") is responsible for the day-to-day investment operations of the Fund.

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                              INVESTMENT OBJECTIVE

         The investment objective of the Fund is set forth and described in the Prospectus. The investment objective of the Fund may be changed by the Board of Directors of the AHA Funds (the "Board of Directors") without the approval of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund. Should the investment objective of the Fund change, the Fund will provide investors with 60 days prior written notice of the change.

                         INVESTMENT TECHNIQUES AND RISKS

         The Fund invests only in instruments denominated in U.S. dollars that the Subadviser, under the supervision of the Board of Directors and CCM Advisors, determine present minimal credit risk and are, at the time of acquisition rated in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized statistical rating organizations ("NRSROs") (i.e., Standard & Poors Corporation, a division of The McGraw-Hill Companies ("S&P") and Moody's Investors Service, Inc. ("Moody's"), or by only one NRSRO if only one NRSRO has issued a rating with respect to the instrument (requisite NRSROs).

         Pursuant to Rule 2a-7 under the 1940 Act, securities which are rated in the highest short-term rating category by at least two NRSROs are designated "First Tier Securities." Securities rated in the top two short-term rating categories by at least two NRSROs, but which are not rated in the highest short-term category by at least two NRSROs, are designated "Second Tier Securities." See APPENDIX for a description of the ratings used by NRSROs.

         Pursuant to Rule 2a-7 under the 1940 Act, the Fund may not invest more than 5% of its assets taken at amortized cost in the securities of any one issuer (except the U.S. Government, including repurchase agreements collateralized by U.S. Government Securities (discussed below)). The Fund may, however, invest up to 25% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time.

         Further, the Fund will not invest more than the greater of (i) 1% of its total assets; or (ii) one million dollars in the securities of a single issuer that were Second Tier Securities when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets in securities that were Second Tier Securities when acquired.

U.S. GOVERNMENT SECURITIES

         The Fund may purchase securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("U.S. Government Securities"). Some U.S. Government Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks),
(c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S.

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Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future. Accordingly, securities issued by a U.S. agency, authority or instrumentality are subject to default, and are also subject to interest rate and prepayment risks.

         U.S. Government Securities may also include zero coupon securities. Zero coupon securities are issued and traded at a discount and do not entitle the holder to any periodic payments of interest prior to maturity, and, for this reason, may trade at a deep discount from their face or par value and may be subject to greater fluctuations in market value than ordinary debt obligations of comparable maturity. With zero coupon securities there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With zero coupon securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity.

         Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are considered to include (a) securities for which the payment of principal and interest is backed by a guarantee of, or an irrevocable letter of credit issued by, the U.S. Government, its agencies, authorities or instrumentalities and (b) participation in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

         The Fund's yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by the Government National Mortgage Association, may affect the value of, and return on, an investment in such securities.

REPURCHASE AGREEMENTS

         Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with its custodian, banks having assets in excess of $10 billion and primary U.S. Government securities dealers as recognized by the Federal Reserve Bank of New York. The Fund may only enter into repurchase agreements fully collateralized by U.S. Government Securities. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed 102% of the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed 102% of the value of the repurchase agreement. The collateral securing the seller's obligation will be held by the Fund's custodian in the Fund's account in the Federal Reserve Book Entry System or held by a custodian qualified as such under the 1940 Act. The Fund will not enter into a repurchase agreement that is not terminable within seven business days if, as a result thereof, more than 10% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.

         A repurchase agreement is a simultaneous agreement to sell a security and buy that security back at a later date, and, for purposes of the 1940 Act, is treated as a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Subadviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed 102% of the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

REVERSE REPURCHASE AGREEMENTS

         The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement, may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

         At the time the Fund enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase net asset value fluctuation.

STRIPS

         STRIPS are U.S. Treasury bills, notes and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, Government National Mortgage Association Certificates purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, the Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

         STRIPS do not entitle the holder to periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

FLOATING AND VARIABLE RATE OBLIGATIONS

         The Fund may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. These adjustments tend to decrease the sensitivity of the security's market value to changes in interest rates. The Subadviser will monitor, on an ongoing basis, the ability of an issuer of a floating or variable rate demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument could be affected by events (occurring between the date the Fund elects to demand payment and the date payment is due) that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub-custodian agreement between the bank and the Fund's custodian.

         The floating and variable rate obligations that the Fund may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Fund may invest in certificates of participation even if the underlying obligations carry stated maturities in excess of thirteen months upon compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "Commission"). The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

         Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in prevailing market interest rates or changes in the issuer's creditworthiness.

         A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid securities if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days.

DELAYED SETTLEMENT TRANSACTIONS

         The Fund will make commitments to purchase securities on a When-Issued ("WI") or To-Be-Announced ("TBA") basis. Obligations issued on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In a to-be-announced transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities. The Fund will only make commitments to purchase obligations on a when-issued or to-be-announced basis with the intention of actually acquiring the obligations, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. The Fund intends to invest less than 5% of its net assets in securities purchased on this basis, and the Fund will not enter into a delayed settlement transaction which settles in more than 120 days.

         In connection with these investments, the Fund will direct the Custodian to place liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because the Fund purchases securities on a WI or TBA basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a WI or TBA basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities in the Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, the Fund remains substantially fully invested at the same time that it has purchased securities on a WI or TBA basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a WI or TBA basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

         When the time comes for the Fund to make payment for securities purchased on a WI or TBA basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a WI or TBA basis themselves (which may have a market value greater or less than the Fund's payment obligation).

LOANS OF PORTFOLIO SECURITIES

         The Fund may from time to time lend securities that it holds to brokers, dealers and financial institutions. Such loans will be secured by collateral in the form of cash or United States Treasury securities, or other liquid securities as permitted by the Commission, which at all times while the loan is outstanding, will be maintained in an amount at least equal to the current market value of the loaned securities. The Fund will continue to receive interest and dividends on the loaned securities during the term of the loan, and, in addition, will receive a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. The Fund also will receive any gain or loss in the market value of loaned securities and of securities in which cash collateral is invested during the term of the loan.

         The right to terminate a loan of securities, subject to appropriate notice, will be given to either party. When a loan is terminated, the borrower will return the loaned securities to the Fund. The Fund will not have the right to vote securities on loan, but would terminate a loan and regain the right to vote if the Board of Directors deems it to be necessary in a particular instance.

         For tax purposes, the dividends, interest and other distributions which the Fund receives on loaned securities may be treated as other than qualified income for the 90% test. (See TAXES--GENERAL TAX Information.) The Fund intends to lend portfolio securities only to the extent that this activity does not jeopardize its status as a regulated investment company under the Code.

         The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. The borrower would be liable for the shortage, but the Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, the Fund will make loans of securities only to firms CCM Advisors deems creditworthy.

BORROWING AND PLEDGING

         The Fund may borrow money from banks (provided there is 300% asset coverage) or other persons for temporary purposes. The Fund may pledge assets in connection with borrowings, but the Fund will not pledge more than one-third of its assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. The Fund's policies on borrowing and pledging are fundamental policies that may not be changed without the affirmative vote of a majority of its outstanding securities.

         The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Board of Directors determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Board of Directors separately consider the propriety of any fee shared by the placing broker with the borrower and that the fees are not used to compensate CCM Advisors or the Subadviser or any affiliated person of the Fund or an affiliated person of CCM Advisors or the Subadviser. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire the loaned securities on five days' written notice or in time to vote on any important matter.

INVESTMENT COMPANY SECURITIES

        Investment Company Securities are securities of other open end or closed end investment companies. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 10% in any combination of investment companies. The Fund may invest in Investment Company Securities of investment companies managed by CCM Advisors or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by the Commission. To the extent the Fund invests a portion of its assets in Investment Company Securities, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Fund also will bear its proportionate share of the expense of the investment company in addition to its own expenses.

                      INVESTMENT POLICIES AND RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

         The Fund is subject to certain fundamental restrictions on its investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Fund.

         1. INDUSTRY CONCENTRATION. The Fund will not purchase a security, other than Government Securities, if as a result of such purchase 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in any one industry. Notwithstanding anything herein to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         2. DIVERSIFICATION. The Fund will not purchase any security, other than Government Securities or securities of a registered investment company with the same investment objective and substantially similar investment policies, if as a result of such purchase more than 5% of the value of the Fund's assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities, or of any class of securities, of any one issuer. For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.

         3. INTERESTS IN REAL ESTATE. The Fund will not purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate).

         4. UNDERWRITING. The Fund may not engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security and except that the Fund may invest in another registered investment company with the same investment objective and substantially similar investment policies.

         5. BORROWING. The Fund will not borrow money, except that, for temporary purposes: (a) the Fund may borrow from banks (as defined in the 1940
Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) the Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The Fund will not make any additional investment while it has borrowings in excess of 5% of its total assets.

         6. LENDING. The Fund will not lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Fund's investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; (c) participation in an interfund lending program among funds having a common investment adviser or distributor to the extent permitted by applicable law and
(d) loans of securities as permitted by applicable law.

         7. COMMODITIES. The Fund will not purchase or sell commodities or commodity contracts.

         8. SENIOR SECURITIES. The Fund will not issue senior securities except to the extent the activities permitted in Fundamental Restriction No. 5 may be deemed to give rise to a senior security.

         9. SECURITIES OF REGISTERED INVESTMENT COMPANIES. As a matter of fundamental policy, none of the foregoing investment policies or restrictions of the Fund shall prohibit the Fund from investing all or substantially all of its assets in the shares of one or more registered open-end investment company having the same investment objective and substantially similar investment policies.

NON-FUNDAMENTAL RESTRICTIONS

         The Fund also has adopted the following additional investment restrictions applicable to the Fund. These are not fundamental and may be changed by the Board of Directors without shareholder approval.

         1. MARGIN PURCHASES. The Fund may not purchase any securities on margin or sell securities short. The Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

         2. PLEDGING ASSETS. The Fund may not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except as may be necessary in connection with borrowings mentioned in fundamental restriction number 5 above, and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Fund's total assets, taken at market value at the time thereof.

         3. ILLIQUID SECURITIES. The Fund will not invest in illiquid securities, including certain repurchase agreements, reverse repurchase agreements or time deposits maturing in more than seven days, if, as a result thereof, more than 10% of the value of its net assets would be invested in assets that are illiquid.

         4. OPTIONS, FUTURES AND WARRANTS. The Fund may not invest in options, futures contracts, options on futures contracts or warrants.

         5. FUND NAME. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a particular type of investment that is suggested by the Fund's name and will notify its shareholders at least 60 days prior to any change in such policy.


         6. BORROWING. The Fund may not borrow money in an amount exceeding 10% of its total assets. The Fund will not borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. The Fund will not make additional investments while its borrowings exceed 5% of total assets.


         Whenever any investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions, except that at no time may the value of the illiquid securities held by the Fund exceed 10% of the Fund's net assets. If the Fund exceeds the 33 1/3% limitation in Fundamental Restriction number 5, the Fund will reduce its borrowings within three days (not including Sundays and holidays).

                     INVESTMENT IN ANOTHER MONEY MARKET FUND

SUBSTANTIAL INVESTMENT IN ANOTHER FUND

        The Fund may seek to achieve its investment objective by investing a substantial portion of its investable assets in another money market fund. Accordingly, the Fund would acquire an indirect interest in the securities held by the other money market fund.


MASTER/FEEDER FUND STRUCTURE

         The Board of Directors have the authority to permit the Fund to invest substantially all of its investable assets in another open-end management investment company having the same investment objective and substantially similar policies and restrictions (a "Master/Feeder Fund Structure"). Prior to any such actual investment, however, the Board of Directors would be required to approve the transaction and will notify shareholders.

         Although the Board of Directors has not determined that the Fund should convert to a Master /Feeder Fund Structure at this time, the Board of Directors believes it could be in the best interests of the Fund at some future date and could vote at some time in the future to convert the Fund into a "Feeder Fund," under which all of the assets of the Fund would be invested in a Master Fund. The Feeder Fund would transfer its assets to a Master Fund in exchange for shares of beneficial interest in the Master Fund having the same net asset value as the value of the assets transferred. (The ownership interests of the Fund's shareholders would not be altered by this change.)

         Any Master Fund in which the Fund would invest would be registered as an open-end management investment company under the 1940 Act and would be required to have the same investment objective and substantially similar policies and restrictions as the Fund. Accordingly, by investing in a Master Fund, the Fund would continue to pursue its then current investment objective and policies in substantially the same manner, except that it would pursue that objective through its investment in the Master Fund rather than through direct investments in the types of securities dictated by its investment objectives and policies. The Master Fund, whose shares could be offered to other feeder funds or other investors in addition to the Fund, would invest in the same type of securities in which the Fund would have directly invested, providing substantially the same investment results to the Fund's shareholders. However, the expense ratios, the yields, and the total returns of other investors in the Master Fund may be different from those of the Fund due to differences in fund expenses.

         By investing substantially all of its assets in a Master Fund, the Fund could expect to be in a position to realize directly or indirectly certain economies of scale, in that a larger investment portfolio resulting from multiple Feeder Funds could achieve a lower ratio of operating expenses to net assets. A Master Fund may be offered to an undetermined number of other Feeder Funds. However, there can be no assurance that any such additional investments in a Master Fund by other Feeder Funds will take place.

         If the Fund invests substantially all of its assets in a Master Fund, the Fund no longer would require portfolio management services. For this reason, if the Board of Directors were to convert the Fund into a Feeder Fund, the existing investment advisory agreements between the Fund and the Adviser and the Subadviser would be terminated.

         The Fund may withdraw its investment in a Master Fund at any time if the Board of Directors determined that it was in the best interests of the shareholders of the Fund to do so or if the investment policies or restrictions of the Master Fund were changed so that they were inconsistent with the policies and restriction of the Fund. Upon any such withdrawal, the Board of Directors would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retaining of an investment adviser to directly invest the Fund's assets in accordance with its investment objective and policies.

         If, after investing its assets in a Master Fund, the Fund is asked to vote on a proposal by a Master Fund, the Fund will hold a meeting of its shareholders if required by applicable law or its policies, and cast its vote with respect to the Master Fund in the same proportion as its shareholders vote on the proposal.

         Once its assets are invested in a Master Fund, the Fund will value its holdings (I.E., shares issued by the Master Fund) at fair value, which will be based on the daily net asset value of the Master Fund. The net income of the Fund will be determined at the same time and on the same days as the net income of the Master Fund is determined, which will be the same time and days that the Fund uses for this purpose.

         Investments in a Master Fund would have no preemptive or conversion rights and would be fully paid and non-assessable, except as set forth below. Similar to the AHA Funds, a Master Fund would not be required to hold annual meetings of its shareholders, but the Master Fund would be required to hold special meetings of shareholders when, in the judgment of its trustees, it is necessary or desirable to submit matters for a shareholder vote. Other shareholders in a Master Fund have rights similar to those of the Fund shareholders; under certain circumstances (E.G., upon application and submission of certain specified documents to the Board of Trustees by a specified number of investors), they have the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more of the Master Fund's trustees. Shareholders also have the right to remove one or more trustees, without a meeting, by a declaration in writing by a specified number of shareholders. Upon liquidation of a Master Fund, investors would be entitled to share pro rata in the net assets of the Master Fund available for distribution to shareholders.

         Each Master Fund shareholder would be entitled to a vote in proportion to the share of its investment in the Master Fund. Investments in a Master Fund would not be transferable, but a shareholder (such as the Fund) could redeem all or any portion of its investment at any time at net asset value.

         TAX CONSIDERATIONS. The implementation of a Master Fund/Feeder Fund structure is not expected to have any adverse tax effects on the Fund or its shareholders.

         The Fund would continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must meet certain income, distribution, and diversification requirements. It is expected that the Fund's investment in a Master Fund will satisfy these requirements. Provided that the Fund meets these requirements and distributes all of its net investment income and realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, the Fund would not pay any Federal income or excise taxes. Any Master Fund would qualify and elect to be treated as a "partnership" under the Code and, therefore, will also not expect to be required to pay any Federal income or excise taxes. Income dividends and any capital gain distributions by a Master Fund to the Fund would be distributed by the Fund to its shareholders, and such payments will be subject to Federal and applicable state income taxes on the Fund's shareholders.

                             DIRECTORS AND OFFICERS

        The Board of Directors has overall responsibility for the conduct of the affairs of the AHA Funds. Each Director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor. The Board of Directors may fill any vacancy on the board provided that after such appointment, at least two-thirds of the Directors have been elected by the shareholders. The shareholders may remove a Director by a vote of a majority of the outstanding shares of the Fund at any meeting of shareholders called for the purpose of removing such Director.

        The Board of Directors elects the officers of the AHA Funds. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The Board of Directors may remove any officer with or without cause at any time.

        The names and ages of the Directors and officers, the position each holds with AHA Funds, the date each was first elected to his position, their principal business occupations during the last five years and other directorships they have held for publicly traded companies are shown below. Each Director and officer serves in such capacity for each of the seven series of the AHA Funds.


-------------------------- ------------------- ------------------------------------ ---------------------------------
     NAME AND AGE AT        POSITION(S) HELD         PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS HELD
     MARCH ___, 2005         WITH AHA FUNDS            DURING PAST 5 YEARS
                             AND DATE FIRST
                               ELECTED OR
                              APPOINTED TO
                                 OFFICE
-------------------------- ------------------- ------------------------------------ ---------------------------------

Douglas D. Peabody, 41*    Director and        Managing Director, CCM Advisors,          None.
                           President (since    LLC (since Jan. 2001); Managing
                           2001)               Director Convergent Capital
                                               Management LLC (and its
                                               predecessor) (since 1999);
                                               formerly Principal, Eager Manager
                                               Advisory Services (1991 to 1999).

Timothy G. Solberg, 51*    Director (since     Managing Director, CCM Advisors,          None.
                           1995) and           LLC (since 2001); formerly
                           Secretary (since    Director of Marketing and Client
                                               Services, Hewitt Investment Group,
                                               a Division of Hewitt Associates
                                               LLC.


DIRECTORS WHO ARE NOT INTERESTED PERSONS OF AHA FUNDS:

-------------------------- ------------------- ------------------------------------ ---------------------------------
     NAME AND AGE AT        POSITION(S) HELD         PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS HELD
     MARCH ___, 2005         WITH AHA FUNDS            DURING PAST 5 YEARS
                             AND DATE FIRST
                               ELECTED OR
                              APPOINTED TO
                                 OFFICE
-------------------------- ------------------- ------------------------------------ ---------------------------------

Anthony J. Burke, 39       Director (since     President, American Hospital         Director, AHA Financial
                           1999)               Association Financial Solutions,     Solutions, Inc. (since 1998);
                                               Inc.(since 1997).                    Director, AHA Services Inc.
                                                                                    (since 2002).

Charles V. Doherty, 70     Director (since     Managing Director, Madison           Trustee, Wayne Hummer
                           2002)               Advisory Group.                      Investment Trust (an open-end
                                                                                    investment company) (4
                                                                                    portfolios); Director, Lakeside
                                                                                    Bank; Director, Knight Trading
                                                                                    Group, Inc.; Director, Howe
                                                                                    Barnes Investments, Inc.;
                                                                                    Director, Brauvin Capital
                                                                                    Trust, Inc.; Director, Bank of
                                                                                    America Financial Products, Inc.

Frank A. Ehmann, 70        Director (since     Retired. Director, American          None.
                           1991)               Healthways (provider of diabetes
                                               and cardiac disease management
                                               services to health plans and
                                               hospitals) (1989 - 2004).


-------------------------- ------------------- ------------------------------------ ---------------------------------
     NAME AND AGE AT        POSITION(S) HELD         PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS HELD
     MARCH ___, 2005         WITH AHA FUNDS            DURING PAST 5 YEARS
                             AND DATE FIRST
                               ELECTED OR
                              APPOINTED TO
                                 OFFICE
-------------------------- ------------------- ------------------------------------ ---------------------------------
John D. Oliverio, 51       Director (since     Chief Executive Officer, President   Director, Hewitt Series Trust
                           1995)               and Director, Wheaton Franciscan     (an open-end investment
                                               Services, Inc. (parent               company) (since 1998)
                                               organization for more than 100       (2 portfolios); Affinity Health
                                               health and shelter service           Systems (since 1995); Covenant
                                               organizations) (since 1984).         Health Care System (since
                                                                                    1989); All Saints Health System
                                                                                    (since 1992); Franciscan
                                                                                    Ministries, Inc. (the holding
                                                                                    company for Wheaton Franciscan
                                                                                    Services, Inc.'s housing
                                                                                    entities) (since 1998) and
                                                                                    United Health System (since
                                                                                    1998).

Edward M. Roob, 70         Director (since     Retired.  Arbitrator, New York       Trustee, Fort Dearborn Income
                           2002)               Stock Exchange and National          Securities, Inc. (since 1994);
                                               Association of Securities Dealers;   Director, UBS Global Asset
                                               Committee Member, Chicago Stock      Management Trust Co. (since
                                               Exchange (1993 - 1999).              1993); Director, UBS Funds,
                                                                                    Inc. (since 1994); Director,
                                                                                    UBS Relationship Funds (since
                                                                                    1995); Director, UBS Supplementary
                                                                                    Trust (since 1997) (40 portfolios).

John L. Yoder, 73          Director (since     Retired.  Vice President,            None.
                           1988)               Princeton Insurance Co. (1995 -
                                               2003).


* MESSRS. PEABODY AND SOLBERG ARE "INTERESTED PERSONS" OF THE AHA FUNDS AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BECAUSE THEY ARE MANAGING DIRECTORS OF THE FUNDS' INVESTMENT ADVISER, CCM ADVISORS, LLC.


The address of Messrs. Peabody and Solberg is 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603. The address of Mr. Burke is One North Franklin, Chicago, Illinois 60606; that of Mr. Doherty is 70 West Madison, Suite 1400, Chicago, IL 60602; that of Mr. Ehmann is 864 Bryant Avenue, Winnetka, Illinois 60093; that of Mr. Oliverio is 26 West 171 Roosevelt Road, Wheaton, Illinois 60187; that of Mr. Roob is 841 Woodbine Lane, Northbrook, Illinois 60062 and that of Mr. Yoder is 19 Tankard, Washington Crossing, Pennsylvania 18977.

OFFICERS. Messrs. Peabody and Solberg are President and Secretary of AHA Funds, respectively. The preceding table gives more information about Messrs. Peabody and Solberg. The following table sets forth each other officer's name, position with AHA Funds, age, principal occupation during the past five years and the date on which he first became an officer of AHA Funds. Each officer serves until his successor is chosen and qualified or until his resignation or removal by the Board of Directors.


---------------------------- ------------------------- -------------------------------------------------------------
                              POSITION(S) HELD WITH
                                AHA FUNDS AND DATE
      NAME AND AGE AT            FIRST ELECTED OR                        PRINCIPAL OCCUPATION(S)
      MARCH ___, 2005          APPOINTED TO OFFICE                          DURING PAST 5 YEARS
---------------------------- ------------------------- -------------------------------------------------------------

Gregory P. Francoeur, 32     Treasurer  (since 2002)   Treasurer, Convergent Capital Management LLC (since April
                                                       2003); prior thereto, Director of Finance, Convergent
                                                       Capital Management LLC (1997 - April 2003).

R. Daniel Sharp, 37          Vice President            Managing Director of CCM Advisors, LLC (since 2002); Senior
                             (since 2002)              Vice President and UK Managing Director of Sales and Client
                                                       Relations, Merrill Lynch Investment Managers (2000-2002);
                                                       Vice President, Director of UK Marketing, Northern Trust
                                                       Global Investments (1997-2000).

Savitri P. Pai, 38           Chief Legal Officer       Director, Treasurer, General Counsel, Kenilworth Fund, Inc.
                             (since 2003); Chief       (1992-2003).
                             Compliance Officer
                             (since August 2004)


The address of each officer is 190 South LaSalle, Suite 2800, Chicago, Illinois 60603.

Directors, other than those who are affiliated with CCM Advisors, LLC ("CCM Advisors"), the Fund's investment adviser, or with the American Hospital Association, receive a quarterly retainer fee of $1,000, $1,500 for each quarterly meeting of the Board of Directors attended and $1,000 for each special meeting of the Board of Directors attended and $500 for any committee meeting attended, which committee meeting is held on a date different from the date of a regular quarterly meeting, plus reimbursement of related expenses.


MEETINGS AND COMMITTEES. The current Board of Directors consists of two interested and six non-interested Directors.


AUDIT COMMITTEE. The Audit Committee, consisting of Messrs. Doherty, Ehmann, Oliverio, Roob and Yoder, all of whom are non-interested Directors, recommends to the Board of Directors the independent accountants to serve as independent auditors, and confers with the independent auditors on the scope and results of the audit.


GOVERNANCE COMMITTEE. The Governance Committee, consisting of Messrs. Burke, Doherty, Ehmann, Oliverio, Roob and Yoder, all of whom are non-interested Directors, recommends to the Board of Directors, among other things, nominees for Director who are not "interested persons" of the Fund. Neither the Board of Directors, nor the Governance Committee will consider shareholder recommendations regarding candidates for election of Directors; however, such recommendations may be made in the form of a shareholder proposal to be presented at any future meeting of shareholders of the Fund.

EXECUTIVE COMMITTEE. The Executive Committee, consisting of Messrs. Peabody and Solberg, both interested Directors, and Mr. Doherty, a non-interested Director, is authorized to take certain actions delegated to it by the full Board of Directors and to exercise the full powers of the Board of Directors under circumstances when the Board of Directors as a whole will not be able to meet.

VALUATION COMMITTEE. The Valuation Committee, consisting of Mr. Peabody, and interested Director and Messrs. Doherty, Ehmann, Oliverio and Roob, all of whom are non-interested Directors, has oversight responsibility for, among other things, determining and monitoring the value of the Fund's assets.

COMMITTEE MEETINGS. The Audit Committee met twice and the Governance Committee met four times during the fiscal year ended June 30, 2004.

Directors and officers of the Fund do not receive any benefits from the Fund upon retirement, nor does the Fund accrue any expenses for pension or retirement benefits. The following table summarizes the compensation for the fiscal year ended June 30, 2004 paid to the Directors.

                                               AGGREGATE         TOTAL COMPENSATION FROM THE
                                             COMPENSATION         AHA FUNDS AND FUND COMPLEX
                       NAME                FROM THE AHA FUNDS        PAID TO DIRECTORS(1)
                       ----                ------------------        ------------------

           Douglas D. Peabody(1)(2)              None                        None

           Timothy G. Solberg(2)                 None                        None

           Anthony J. Burke(2)                   None                        None

           Charles V. Doherty(1)                $8,000                      $9,000

           Frank Ehmann(1)                      $8,000                      $9,000

           Richard John Evans(2)(3)              None                        None

           John D. Oliverio(1)                  $7,500                      $8,500

           Edward M. Roob(1)                    $7,500                      $8,500

           John L. Yoder                        $8,000                      $9,000

(1) Messrs. Doherty, Ehmann, Oliverio, Peabody and Roob previously served on the Boards of Trustees of CCM Advisors Funds and CCMA Select Investment Trust. Each of those Funds ceased operations and are in the process of deregistering with the SEC. Because the CCMA Select Investment Trust was not operational during the past fiscal year, each non-interested Trustee of CCMA Select Investment Trust was compensated by CCM Advisors, LLC.

(2)      Non-compensated Director.


(3)      Mr. Evans resigned as a Director of the Fund on December 6, 2004.

         As of December 31, 2004, no Director "beneficially" owned (within the meaning of that term as defined in Rule 16a-1(a)(2) under the Securities Exchange Act of 1934) any shares of the Fund.

         The following table illustrates the dollar range of shares of each Fund "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by each director as of December 31, 2004. The dollar range for the securities represented in the table was determined using the net asset value of a share of each Fund as of the close of business on December 31, 2004.

------------------------------------- ---------------------------- ----------------------------------------------------

                                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
   NAME OF DIRECTORS WHO ARE NOT          DOLLAR RANGE OF EQUITY  REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR
INTERESTED PERSONS OF THE AHA FUNDS:      SECURITIES IN THE FUND            IN FAMILY OF INVESTMENT COMPANIES
------------------------------------- ---------------------------- ----------------------------------------------------
------------------------------------- ---------------------------- ----------------------------------------------------
Charles V. Doherty                               None                                $10,001-$50,000
------------------------------------- ---------------------------- ----------------------------------------------------
------------------------------------- ---------------------------- ----------------------------------------------------
Edward M. Roob                                   None                                $10,001-$50,000
------------------------------------- ---------------------------- ----------------------------------------------------
------------------------------------- ---------------------------- ----------------------------------------------------
Anthony J. Burke                                 None                                     None
------------------------------------- ---------------------------- ----------------------------------------------------
------------------------------------- ---------------------------- ----------------------------------------------------
R. John Evans(1)                                 None                                     None
------------------------------------- ---------------------------- ----------------------------------------------------
------------------------------------- ---------------------------- ----------------------------------------------------
Frank Ehmann                                     None                                     None
------------------------------------- ---------------------------- ----------------------------------------------------
------------------------------------- ---------------------------- ----------------------------------------------------
John D. Oliverio                                 None                                     None
------------------------------------- ---------------------------- ----------------------------------------------------
------------------------------------- ---------------------------- ----------------------------------------------------
John L. Yoder                                    None                                     None
------------------------------------- ---------------------------- ----------------------------------------------------
------------------------------------- ---------------------------- ----------------------------------------------------
    DIRECTORS WHO ARE INTERESTED
     PERSONS OF THE AHA FUNDS:
------------------------------------- ---------------------------- ----------------------------------------------------
------------------------------------- ---------------------------- ----------------------------------------------------
Douglas D. Peabody                               None                                $10,001-$50,000
------------------------------------- ---------------------------- ----------------------------------------------------
------------------------------------- ---------------------------- ----------------------------------------------------
Timothy G. Solberg                               None                                 Over $100,000
------------------------------------- ---------------------------- ----------------------------------------------------

(1)  Mr. Evans resigned as a Director of the Funds on December 6, 2004.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

         Because the Fund has not commenced operations, there is no person who controls the Fund as of the date of this SAI.


                              INVESTMENT MANAGEMENT


CCM ADVISORS, LLC

         CCM Advisors serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, and subject to the supervision of, and policies established by, the Fund's Board of Directors, CCM Advisors determines the investment strategies, and supervises adherence by the Subadviser to the Fund's investment policies and guidelines.


         CCM Advisors is a majority-owned subsidiary of Convergent Capital Management LLC, which in turn, is majority-owned by City National Corporation. The duties and responsibilities of CCM Advisors are specified in an Investment Advisory Agreement between the Fund and CCM Advisors. At a meeting held on June 27, 2003, called in part for approving the Investment Advisory Agreement, the Board of Directors approved the Investment Advisory Agreement by the unanimous vote of all Directors present and also by the unanimous vote of all non-interested Directors. In evaluating the Investment Advisory Agreement, the Directors reviewed materials furnished by CCM Advisors, including information regarding CCM Advisors, and its personnel, operations and financial condition. The Directors discussed with representatives of CCM Advisors the Fund's proposed operations and CCM Advisors' ability to provide advisory and other services to the Fund. The Directors also reviewed, among other things:

o the proposed fees to be charged by CCM Advisors for the services it provides; and

o        the Fund's projected total operating expenses.


         The Board of Directors considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of CCM Advisors, as well as the qualifications of its personnel and its financial condition; (2) the magnitude of CCM Advisors' fees and the expense ratio of the Fund in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies; and (3) other factors that the Directors deemed relevant.


         Subject to the supervision by the Board of Directors, CCM Advisors is responsible for overseeing the day-to-day operations and business affairs of the Fund, including monitoring the performance of the Subadviser. The Fund pays CCM Advisors an investment advisory fee of 0.10% of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

         CCM Advisors has undertaken to waive its entire investment advisory fee. This waiver may be reduced or terminated at any time at the option of CCM Advisors, subject to approval by the Board of Directors.

         As described below, CCM Advisors has engaged Patterson & Associates as the Subadviser for the Fund.

         CCM Advisors is responsible for payment of all expenses it may incur in performing the services described. These expenses include costs incurred in providing investment advisory services, compensating and furnishing office space for officers and employees of CCM Advisors, and the payment of any fees to interested Directors of the Fund. CCM Advisors provides all executive, administrative, clerical and other personnel necessary to operate the Fund and pays the salaries and other employment related costs of employing those persons. CCM Advisors furnishes the Fund with office space, facilities and equipment and pays the day-to-day expenses related to the operation and maintenance of such office space facilities and equipment. All other expenses incurred in the organization of the Fund or of any new series of the Fund, including legal and accounting expenses and costs of the initial registration of securities of the Fund under federal and state securities laws, are also paid by CCM Advisors.

         The Investment Advisory Agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of the Fund or CCM Advisors, or by a vote of shareholders. The Investment Advisory Agreement provides that it shall continue in effect for two years and can thereafter be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Directors of the Master Fund or by a majority of the outstanding voting shares of the Fund and (b) by a majority vote of the

Directors who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.


         The Investment Advisory Agreement provides that the Fund is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by CCM Advisors as described in the preceding paragraph. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of net asset value), interest on borrowings by the Fund, charges of the custodian and transfer agent, cost of auditing services, non-interested Directors' fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Fund Prospectuses to shareholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders, the cost of paying dividends, capital gains distribution, costs of Director and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Fund, or costs related to indemnification of Directors, officers and employees of the Fund.


         The Investment Advisory Agreement also provides that CCM Advisors shall not be liable to the Fund or to any shareholder or contract owner for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder in connection with matters to which such Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of CCM Advisors in the performance of its duties thereunder.


         THE SUBADVISER

         Pursuant to the separate sub-advisory agreement described below, CCM Advisors has engaged Patterson & Associates (the "Subadviser") to provide day-to-day portfolio management for the Fund. The Subadviser manages the investments of the Fund, determining which securities or other investments to buy and sell for the Fund and selecting the brokers and dealers to effect the transactions. In placing orders for securities transactions, the Subadviser seeks to obtain a combination of the most favorable price and efficient execution available.

         At a meeting held on June 27, 2003, called in part for approving the sub-advisory agreement, the Board of Directors approved the sub-advisory agreement by the unanimous vote of all Directors present and also by the unanimous vote of all non-interested Directors. In evaluating the Subadviser, the Directors reviewed materials furnished by CCM Advisors and the Subadviser, including information regarding the Subadviser, and its personnel, operations and financial condition. The Directors discussed with representatives of the Subadviser, the Fund's proposed operations and the Subadviser's ability to provide advisory and other services to the Fund. The Directors also reviewed, among other things:


o the proposed fees to be charged by the Subadviser for the services it provides;

o        the Fund's projected total operating expenses;

o the investment performance of similar accounts managed by the Subadviser; and

o the experience of the investment advisory and other personnel that would be providing services to the Fund.

The Directors considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of the Subadviser, as well as the qualifications of its personnel and its financial condition; (2) the magnitude of the Subadviser's fees and the expense ratio of the Fund in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies; (3) the performance of accounts similar in nature to the Fund under the management of the Subadviser; and (4) other factors that the Directors deemed relevant.

         The sub-advisory agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of CCM Advisors or the Subadviser, or by the Board of Directors or by a vote of a majority of the outstanding shares of the Fund. The sub-advisory agreement provides that it shall continue in effect for two years and can thereafter be continued for the Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Directors or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Directors who are not parties to the agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

         For its services, CCM Advisors pays the Subadviser an investment sub-advisory fee equal to a percentage of the average daily net assets of the Fund at the rate of 0.08%. The fee is accrued daily and paid to the Subadviser monthly.

                     SECURITIES ACTIVITIES OF THE SUBADVISER

         Securities held by the Fund may also be held by separate accounts or mutual funds for which the Subadviser acts as an investment adviser, some of which may be affiliated with the Subadviser. Because of different investment objectives, cash flows or other factors, a particular security may be bought by the Subadviser for one or more of its clients, when one or more other clients are selling the same security. Pursuant to procedures adopted by the Board of Directors, the Subadviser may cause the Fund to buy or sell a security from another mutual fund or another account. Any such transaction would be executed at a price determined in accordance with those procedures and without sales commissions. Transactions executed pursuant to such procedures are reviewed by the Board of Directors quarterly.

         If purchases or sales of securities for the Fund or other clients of the Subadviser arise for consideration at or about the same time, transactions in such securities will be allocated as to amount and price, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Subadviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the opinion of the Board of Directors, however, that the benefits available to the Fund outweigh any possible disadvantages that may arise from such concurrent transactions.

         On occasions when the Subadviser (under the supervision of the Board of Directors and CCM Advisors) deems the purchase or sale of a security to be in the best interests of the Fund as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts or companies to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Subadviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for the Fund.


                          PORTFOLIO HOLDINGS DISCLOSURE

         CCM Advisors maintains portfolio holdings disclosure policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board of Directors. The Board of Directors periodically reviews these policies and procedures to ensure that they adequately protect shareholders. It is the policy of the Fund and its service providers to protect the confidentiality of portfolio holdings and to prevent the selective disclosure of non-public information about the Fund's portfolio holdings. The Fund and each of its service providers must adhere to these policies and procedures on portfolio holdings disclosure.

         Rating and ranking organizations such as Lipper, Inc. and Moringstar, Inc. may request complete portfolio holdings information in connection with rating the Fund. Similarly, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of the Fund's portfolio and to produce related performance attribution statistics. The disclosure of portfolio holdings to such third parties will be subject to a requirement that those third parties maintain the confidentiality of such information and the information be used only for a stated legitimate business purpose other than for trading. The Fund's chief compliance officer, president, chief financial officer and general counsel are authorized to disclose the Fund's portfolio securities in accordance with the procedures. Neither the Fund nor CCM Advisors may receive compensation or other consideration in connection with the disclosure of portfolio holdings.

         Disclosure of the Fund's complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly reports on Form N-Q in the first and third quarters. These reports are available, free of charge, on the EDGAR database on the SEC's web site at WWW.SEC.GOV.

         Additionally, the Fund makes its top ten holdings available on a quarterly basis on the Funds' web site at WWW.AHAFUNDS.ORG generally within 10 business days after the end of the quarter to which the information applies.

                             PORTFOLIO TRANSACTIONS

         The Subadviser places orders on behalf of the Fund for the purchase or sale of securities. Portfolio transactions for the Fund are placed with those securities dealers that the Subadviser believes will provide the best value in transaction and research services for the Fund, either in a particular transaction or over a period of time.

         Purchases and sales of securities for the Fund will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Transactions of the Fund in the over-the-counter market are executed with primary market makers acting as principal, except where it is believed that better prices and execution may be obtained otherwise. The Fund will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. The Fund may effect purchases and sales through brokers who charge commissions, although the Fund does not anticipate that it will do so.

         The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions, including certain dealer spreads, paid in connection with securities transactions, the Subadviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Subadviser may also take into account payments made by brokers effecting transactions for the Fund: (a) to the Fund; or (b) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay.

         In addition, the Subadviser may give consideration to research services furnished by brokers to the Subadviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)
(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Subadviser's own internal research and investment strategy capabilities. Such research may be used by the Subadviser in connection with services to clients other than the Fund, and not all services may be used by the Subadviser in connection with the Fund. The Subadviser's fees are not reduced by reason of the Subadviser's receipt of the research services.

                               PORTFOLIO TURNOVER

         Since short term instruments are excluded from the calculation of a portfolio turnover rate, no meaningful portfolio turnover rate can be estimated or calculated for the Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of the Fund's shares and by requirements, the satisfaction of which enable the Fund to receive certain favorable tax treatment.

                        DETERMINATION OF NET ASSET VALUE

         The Net Asset Value (NAV) for the Fund is determined at 1:00 p.m., Eastern Time, on each day that the New York Stock Exchange (the "NYSE") is open for regular session trading and that is not a bank holiday. However, on any day, when the trading markets for U.S. Government securities close early, net asset value will be determined as of that earlier closing time. Shares of the Fund will not be priced on days when the NYSE is closed.

         All of the assets of the Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of $1.00 per share. The Board of Directors has determined this to be in the best interests of the Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities.

         The Board of Directors has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the Fund's net asset value per share for purposes of sales and redemptions, at $1.00. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board of Directors will promptly consider initiating corrective action. If the Board of Directors believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include, selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; redeeming shares in kind; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Fund's net asset value might still decline.

         Computation of NAV (and the sale and redemption of Fund shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the Commission, or the NYSE is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of the Fund not reasonably practicable.

                     PURCHASE AND REDEMPTION OF FUND SHARES

         Purchases of Fund shares are discussed fully in the Prospectus under the heading "Shareholder Information."

         The Fund reserves the right, in its sole discretion, to reject a purchase order when, in the judgment of CCM Advisors or the Subadviser, the purchase would not be in the best interest of the Fund.

         SPECIAL REDEMPTIONS. Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Board of Directors. When the shareholder sells portfolio securities received in this fashion, the shareholder would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value.

         SUSPENSION OF REDEMPTIONS. The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the NYSE is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as determined by the Commission as a result of which (1) disposal by the Fund of securities owned by it is not reasonably practicable, or
(2) it is not reasonably practicable for the Fund to fairly determine the value of its assets, or for such other periods as the Commission may permit for the protection of investors.

                              DISTRIBUTION EXPENSES


        SEI Investments Distribution Co. (the "Distributor") serves as the principal underwriter for the Fund pursuant to a Distribution Agreement initially approved by the Board of Directors. The Distributor is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of the Fund will be continuously offered.

         The Distributor bears all the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature. The Fund bears the expenses of registering its shares with the Commission and paying the fees required to be paid by state regulatory authorities. The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by vote of a majority of the Board of Directors, including a majority of the Directors who are not parties to the Distribution Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of the Fund. The Distributor is not obligated to sell any specific amount of shares of the Fund.

         The Distributor's business and mailing address is One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Distributor was organized as a limited liability company in the state of Pennsylvania and is a wholly-owned subsidiary of SEI Investments Company.

                             OTHER SERVICE PROVIDERS

ADMINISTRATOR


         SEI Global Services, Inc. (the "Administrator") serves as the Fund's administrator pursuant to an Administration Agreement with the Fund and in that capacity has overall responsibility, subject to the ongoing supervision of the Fund's Board of Directors, for all aspects of the Fund's administration and operation. The Administrator prepares and files various reports with the appropriate regulatory agencies, assists in preparing various materials required by the Commission and prepares various materials required by any state securities commission having jurisdiction over the Fund.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or import of law, or for any loss suffered by the Fund in connection with the matters to which this agreement relates, except loss resulting from: (i) willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its obligations and duties under the agreement; and (ii) its reckless disregard of its obligations and duties under the agreement.

         The agreement may be terminated at any time without the payment of any penalty by vote of the Board of Directors. As compensation for its services, the Fund pays the Administrator is entitled to receive a fee based on the aggregate average daily net assets of the Fund, payable quarterly at an annual rate of ____% of the Fund's average net assets.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

         Wachovia Bank, National Association ("Wachovia") [INSERT ADDRESS], serves as Custodian for the securities and cash assets of the Fund. Cash held by the Custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of insurance coverage limits (presently, $100,000). Forum Shareholder Services, LLC, [INSERT ADDRESS], serves as transfer agent of the Fund's shares, dividend disbursing agent, provides additional services as the Fund's shareholder servicing agent and provides certain accounting services to the Fund.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois, is the independent registered public accounting firm of the Fund. The independent registered public accounting firm is responsible for auditing the financial statements of the Fund. The selection of the independent registered public accounting firm is approved annually by the Board of Directors.

                                      TAXES

GENERAL TAX INFORMATION

         The AHA Funds intend for the Fund to qualify as a regulated investment company under the Subchapter M of the Code. If the Fund qualifies as a regulated investment company and distributes substantially all of its net income and gains to its shareholders (which the Fund intends to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code.

         The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of stocks, other securities, or foreign currencies; and (2) at the close of each quarter of the Fund taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities, securities of other regulated investment companies, and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer), and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities) or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

         In order to maintain the qualification of the Fund as a regulated investment company, the Fund may, in its business judgment, restrict the Fund's ability to invest in certain financial instruments. For the same reason, the Fund may, in its business judgment, require the Fund to maintain or dispose of an investment in certain types of financial instruments before or after the time when it might otherwise be advantageous to do so.

         The Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirement. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

         Investment in debt obligations that are at risk or in default presents special tax issues for the Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and avoid becoming subject to federal income or excise tax.


         Distributions from the Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as dividends as described in the Fund's Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in the Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

         Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         The foregoing discussion relates solely to current U.S. Federal income tax law, which is subject to change, as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

                                 CODE OF ETHICS

         CCM Advisors and the Subadviser intend that: all of their activities function exclusively for the benefit of the owners or beneficiaries of the assets they manage; assets under management or knowledge as to current or prospective transactions in managed assets are not utilized for personal advantage or for the advantage of anyone other than the owners or beneficiaries of those assets; persons associated with CCM Advisors and the Fund avoid situations involving actual or potential conflicts of interest with the owners or beneficiaries of managed assets; and situations appearing to involve actual or potential conflicts of interest or impairment of objectivity are avoided whenever doing so does not run counter to the interests of the owners or beneficiaries of the managed assets. The Board of Directors of the AHA Funds and CCM Advisors have adopted a Code of Ethics which imposes certain prohibitions, restrictions, preclearance requirements and reporting rules on the personal securities transactions of subscribers to the Code, who include the Fund's officers and Directors and the employees of CCM Advisors. The Board of Directors believes that the provisions of its Code of Ethics are reasonably designed to prevent employees from engaging in conduct that violates these principles.

                                     SHARES

         The AHA Funds' presently authorized capital is 700,000,000 shares. Interests in the AHA Funds are represented by shares of common stock, $.01 par value, with interests in each of the AHA Funds represented by a separate series of such stock. Under the AHA Funds' Articles of Incorporation, the Board of Directors may increase the authorized shares, establish additional series (with different investment objectives and fundamental policies), establish additional classes of the AHA Funds, and redesignate unissued shares among the series. Establishment of additional series will not alter the rights of the AHA Funds' shareholders and additional classes within any series would be used to distinguish among the rights of different categories of shareholders.

         Each share represents an equal proportionate interest in the Fund. The interest of shareholders in the Fund is separate and distinct from the interest of shareholders of the other AHA Funds. Each share of the Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board of Directors, and have proportionate rights in the event of liquidation of that Fund.

         Each shareholder is entitled to a full vote for each full share held (and fractional votes for fractional shares) on any matter presented to shareholders. Shares of each AHA Fund will vote separately when required by the 1940 Act or other applicable law or when the Board of Directors determines that the matter affects only the interests of one or more AHA Fund, such as, for example, a proposal to approve an amendment to a particular AHA Fund's Management Agreement, but shares of all AHA Funds vote together, to the extent required by the 1940 Act, in the election or selection of Directors and independent auditors.

         Voting rights are not cumulative, which means that that the holders of more than 50% of the shares voting for the election of Directors can, if they choose, elect all Directors being elected, while the holders of the remaining shares would be unable to elect any Directors.

         Under Maryland law, the AHA Funds are not required and therefore do not intend to hold annual meetings of shareholders. However, the Directors may call annual or special meetings of shareholders as may be required by the 1940 Act, Maryland law, or the Articles of Incorporation, or as they otherwise deem necessary or appropriate. In addition, the By-Laws of the AHA Funds contain procedures under which a Director may be removed by the written declaration or vote of the holders of two-thirds of the AHA Funds' outstanding shares at a meeting called for that purpose upon the request of the shareholders whose interests represent 10% of the AHA Funds' outstanding shares.

                                    APPENDIX

         DESCRIPTION OF BOND RATINGS

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, CCM Advisors and the Subadviser believe that the quality of debt securities in which the Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources, which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P").

         RATINGS BY MOODY'S

Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa bonds.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Conditional Ratings. The designation "Con." followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

         COMMERCIAL PAPER:

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                           Prime-1  Highest Quality
                           Prime 2  Higher Quality
                           Prime-3  High Quality

         If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

         S&P RATINGS

AAA--Bonds rated AAA have the highest rating. The obligor's capacity to meet its financial commitment on the bond is extremely strong.

AA--Bonds rated AA differ from AAA bonds only in small degree. The obligor's capacity to meet its financial commitment on the bond is very strong.

A--Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the bond is still strong.

BBB--Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.

BB--B--CCC--CC and C--Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

         Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         COMMERCIAL PAPER:

         A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

         A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.

                                     PART C

                                OTHER INFORMATION

ITEM 22. Exhibits

EXHIBIT
NUMBER           DESCRIPTION

(a)(1)           Articles of Incorporation of the Registrant. (b)

(a)(2)           Articles of Amendment dated February 12, 1998. (c)

(a)(3)           Articles of Amendment and Articles Supplementary dated August
                 3, 2001. (c)

(a)(4)           Articles of Amendment dated September 8, 2004. (h)

(b)              Bylaws. (b)

(c) Not applicable, the Registrant no longer issues stock certificates.

(d)(1) Investment Advisory Agreement between the Registrant and CCM Advisors LLC dated June 30, 2003.(f)

(d)(2) Investment Manager Agreement between CCM Advisors, LLC and Patterson & Associates, on behalf of AHA U.S. Government Money Market Fund dated April 1, 2003. (f)

(d)(3) Separate Portfolio Management Agreements between CCM Advisors, LLC and the following investment subadvisers on behalf of the following series:

                 (i) Patterson Capital Corporation, on behalf of the Limited Maturity Fixed Income Fund dated June 30, 2003; (f)

                 (ii) Robert W. Baird & Co., on behalf of the Full Maturity Fixed Income Fund dated June 30, 2003; (f)

                 (iii) Robert W. Baird & Co., on behalf of the Balanced Fund dated June 30, 2003; (f)

                 (iv) Western Asset Management Company, on behalf of the Full Maturity Fixed Income Fund dated June 30, 2003; (f)

                 (v) Cambiar Advisors, on behalf of the Balanced Fund dated June 30, 2003; (f)

                 (vi) Cambiar Advisors, on behalf of the Diversified Equity Fund dated June 30, 2003; (f)

                 (vii) Freeman Associates Investment Management LLC, on behalf of the Balanced Fund dated June 30, 2003; (f)

                 (viii) Freeman Associates Investment Management LLC, on behalf of the Diversified Equity Fund dated June 30, 2003; (f) and

                 (ix) SKBA Capital Management, LLC, on behalf of the AHA Socially Responsible Equity Fund dated November 11, 2004. (h)

(d)(4) Investment Management Agreement between CCM Advisors, LLC and the Registrant, on behalf of AHA U.S. Government Money Market Fund dated April 1, 2003 (f)

EXHIBIT
NUMBER           DESCRIPTION

(e)(1) Form of Distribution Agreement between the Registrant and SEI Investments Distribution Co.

(f)              N/A

(g)(1) Form of Custody Agreement between the Registrant and Wachovia Bank, National Association.

(h)(1) Form of Transfer Agency Services Agreement between the Registrant and Forum Shareholder Services, LLC.

(h)(2) Form of Fee Schedule to Transfer Agency Services Agreement between Registrant and Forum Shareholder Services, LLC.

(h)(3) Form of Administration Agreement between the Registrant and SEI Global Services, Inc. dated January __, 2005.

(i)              Consent of Hogan & Hartson, L.L.P.*

(j)              Consent of Ernst & Young LLP.

(k)              N/A

(l)              Subscription Agreement. (b)

(m)(1)           Rule 12b-1 Plan for Class A Shares. (c)

(m)(2)           Form of Amended Rule 12b-1 Plan for Class A Shares dated
                 _________.

(m)(3)           Rule 12b-1 Plan for Institutional Servicing Class Shares. (c)

(m)(4) Form of Amended Rule 12b-1 Plan for Institutional Servicing Class Shares dated _________.

(n)(1)           Multiple Class Plan pursuant to Rule 18f-3. (c)

(n)(2) Amended Multiple Class Plan pursuant to Rule 18f-3 dated September 8, 2004. (g)

(p)(1)           Code of Ethics of AHA Investment Funds, Inc. and CCM Advisors,
                 LLC. (d)

(p)(2)           Code of Ethics of Cambiar Investors, Inc. (a)

(p)(3)           Code of Ethics of Freeman Associates Investment Management LLC.
                 (a)

(p)(4)           Code of Ethics of KCM Investment Advisors. (e)

(p)(5)           Code of Ethics of Patterson Capital Corp. (a)

(p)(6)           Code of Ethics of Pyrford International PLC. (f)

(p)(7)           Code of Ethics of Robert W. Baird & Co. Incorporated. (a)

(p)(8)           Code of Ethics of Western Asset Management. (a)

EXHIBIT
NUMBER           DESCRIPTION

(p)(9)           Code of Ethics of SKBA Capital Management, LLC. (h)

-----------------------------

*        To be filed by amendment.

(a) Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 17 to Registrant's registration statement, Securities Act file number 33-21969 (the "Registration Statement"), filed on August 31, 2000.

(b) Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 18 to Registrant's Registration Statement filed on October 31, 2000.

(c) Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 19 to Registrant's Registration Statement filed on August 3, 2001.

(d) Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 20 to Registrant's Registration Statement filed on November 1, 2001.

(e) Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 22 to Registrant's Registration Statement filed on November 1, 2002.

(f) Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 24 to Registrant's Registration Statement filed on October 31, 2003.

(g) Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 26 to Registrant's Registration Statement filed on October 29, 2004.

(h) Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 27 to Registrant's Registration Statement filed on December 3, 2004.


ITEM 23.          Persons Controlled by or Under Common Control With Registrant.

     As of ____________, _______________________, may be deemed to control the
Balanced Fund and the Full Maturity Fixed Income Fund by virtue of owning more than 25% of the outstanding shares of such Funds. _____________________ owned of record and beneficially owned directly ___% of the outstanding shares of the Balanced Fund, as well as ____% of the Full Maturity Fixed Income Fund. These control relationships will continue to exist until such time as each of the above-described share ownership represents 25% or less of the outstanding shares of the respective Funds. Through the exercise of voting rights with respect to shares of the Fund, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters to which approval of shareholders is required. Registrant may, therefore, be deemed to be under common control with various companies that are controlled by Baptist Health Care Corporation (as the term "control" is defined by Section 2(a)(9) of the Investment Company Act of 1940). See, "Control Persons / Principal Shareholders" in the statement of additional information.

ITEM 24. Indemnification.

     Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers except under specified circumstances. Article VII of Registrant's Articles of Incorporation (Exhibit
(a)(1), (2) and (3) to the registration statement, which are incorporated herein by reference) and Section 3.15 of Article III of the Registrant's Bylaws (Exhibit (b) to the registration statement, which is incorporated herein by reference) provide in effect that the Registrant shall provide certain indemnification of its directors and officers, directors, officers, agents and employees, respectively. In accordance with Section 17(h) of the Investment Company Act, these provisions of the Articles of Incorporation and Bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 25. Business and Other Connections of Investment Adviser.

     The information in the prospectus under the caption "Management of the Fund" or "Management of the Funds" and in the statement of additional information under the caption "Investment Management" is incorporated herein by reference.

       (a) For a description of other business, profession, vocation or employment of a substantial nature in which any general partner, managing general partner, director or officer of CCM Advisors has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption "Directors and Officers" in the statement of additional information.

       (b) Patterson & Associates ("Patterson") serves as the Investment Manager of the AHA U.S. Government Money Market Fund.

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                PRINCIPAL BUSINESSES DURING THE LAST
NAME                                     POSITION(S) WITH PATTERSON             TWO FISCAL YEARS
---------------------------------------- -------------------------------------- --------------------------------------
Linda T. Patterson                       Director and President                 Director and President, Patterson &
                                                                                Associates
---------------------------------------- -------------------------------------- --------------------------------------
Deborah Cervantes                        Director and Chief Financial Officer   Director and Chief Financial
                                                                                Officer, Patterson & Associates
---------------------------------------- -------------------------------------- --------------------------------------

       (c)    Cambiar Investors, Inc. ("Cambiar") serves as an Investment
              Manager of the Balanced Fund and the Diversified Equity Fund.

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                OTHER PRINCIPAL BUSINESSES DURING
NAME                                     POSITION(S) WITH CAMBIAR               THE LAST TWO FISCAL YEARS
---------------------------------------- -------------------------------------- --------------------------------------
Brian. M. Barish                         President, Treasurer, Director         President, Treasurer and Director,
                                         of Research, Portfolio Manager         Chairman of the Oversight Board,
                                         and Director                           Cambiar (since Feb. 2000).
---------------------------------------- -------------------------------------- --------------------------------------
Christine M. Simon                       Vice President, Secretary Operations   Executive Vice President/
                                                                                Administration, Secretary &
                                                                                Oversight Board Member
---------------------------------------- -------------------------------------- --------------------------------------
Nancy H. Wigton                          Senior Vice President and Director     Senior Vice President and Director
                                         of Marketing                           of Marketing, Oversight Board
                                                                                Member, Cambiar.
---------------------------------------- -------------------------------------- --------------------------------------
Michael J. Gardner                       Vice President and Portfolio Manager   Vice President and Portfolio
                                                                                Manager, Cambiar.
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
Maria L. Azari                           Vice President and Portfolio Manager   Vice President and Portfolio
                                                                                Manager, Cambiar.
---------------------------------------- -------------------------------------- --------------------------------------
Anna A. Aldrich                          Vice President and Portfolio Manager   Vice President and Portfolio
                                                                                Manager, Cambiar.
---------------------------------------- -------------------------------------- --------------------------------------

          (d) Freeman Associates Investment Management LLC ("Freeman") serves as an Investment Manager of the Balanced Fund and the Diversified
               Equity Fund.


---------------------------------------- -------------------------------------- --------------------------------------
                                                                                OTHER PRINCIPAL BUSINESSES DURING
NAME                                     POSITION(S) WITH FREEMAN               THE LAST TWO FISCAL YEARS
---------------------------------------- -------------------------------------- --------------------------------------
John D. Freeman                          President                               President, Freeman.
---------------------------------------- -------------------------------------- --------------------------------------
Jeffrey Norman                           Executive Vice President               Executive Vice President (since
                                                                                1999), Freeman; prior thereto, Risk
                                                                                Manager, ZAIS, (1997-1999); Risk
                                                                                Manager, Trader, Mariner Investment
                                                                                Group.
---------------------------------------- -------------------------------------- --------------------------------------

          (e) SKBA Capital Management ("SKBA") serves as an Investment Manager of the Socially Responsible Equity Fund.

---------------------------------------- -------------------------------------- --------------------------------------
                                         POSITION(S) WITH SKBA CAPITAL          OTHER PRINCIPAL BUSINESSES DURING
NAME                                     MANAGEMENT                             THE LAST TWO FISCAL YEARS
---------------------------------------- -------------------------------------- --------------------------------------
Kenneth J. Kaplan,                       Since 1989                             Chairman & Chief Executive Officer
CFA                                                                             since 2000 and Senior Vice
                                                                                President and Director
                                                                                Institutional Portfolio Management
                                                                                as of 1999.
---------------------------------------- -------------------------------------- --------------------------------------
Andrew W. Bischel,                       Since 1989                             President & Chief Investment
CFA                                                                             Officer since 2000 and Director of
                                                                                Investments as of 1999.
---------------------------------------- -------------------------------------- --------------------------------------
Josh J. Rothe                            Since 1994                             Senior Securities Analyst and
                                                                                Portfolio Manager.
---------------------------------------- -------------------------------------- --------------------------------------
Matthew D. Zuck,                         Since 2001                             Senior Securities Analyst and
CFA                                                                             Portfolio Manager since 2001; prior
                                                                                thereto, Senior Consultant, FactSet
                                                                                Data Systems (1999-2000).
---------------------------------------- -------------------------------------- --------------------------------------
Shelley H. Mann                          Since 1989                             Director of Trading.
---------------------------------------- -------------------------------------- --------------------------------------

          (f)  The Patterson Capital Corporation ("Patterson") serves as the
               Investment Manager of the Limited Maturity Fixed Income Fund.


---------------------------------------- -------------------------------------- --------------------------------------
                                                                                OTHER PRINCIPAL BUSINESSES DURING
NAME                                     POSITION(S) WITH PATTERSON             THE LAST TWO FISCAL YEARS
---------------------------------------- -------------------------------------- --------------------------------------
Joseph B. Patterson                      President / Chief Investment           President / Chief Investment
                                         Strategist                             Strategist, Patterson.
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                OTHER PRINCIPAL BUSINESSES DURING
NAME                                     POSITION(S) WITH PATTERSON             THE LAST TWO FISCAL YEARS
---------------------------------------- -------------------------------------- --------------------------------------
Jean M. Clark                            Senior Vice President / Portfolio      Senior Vice President / Portfolio
                                         Manager                                Manager, Patterson.
---------------------------------------- -------------------------------------- --------------------------------------
Paul V. Cheves                           Vice President / Client Services       Vice President / Client Services,
                                                                                Patterson.
---------------------------------------- -------------------------------------- --------------------------------------
Helen Patricia Gates                     Senior Vice President                  Senior Vice President, Patterson.
---------------------------------------- -------------------------------------- --------------------------------------
Bernard G. Jarek                         Controller                             Controller, Patterson.
---------------------------------------- -------------------------------------- --------------------------------------
Gregory Welch                            Assistant Vice-President / Research    Research Analyst / Trader, Patterson
                                         Analyst and Trader
---------------------------------------- -------------------------------------- --------------------------------------

               (g)  Robert W. Baird & Co. Incorporated ("Baird") serves as an
                    Investment Manager of the Full Maturity Fixed Income Fund.


---------------------------------------- -------------------------------------- --------------------------------------
                                                                                OTHER PRINCIPAL BUSINESSES DURING
NAME                                     POSITION(S) WITH BAIRD                 THE LAST TWO FISCAL YEARS
---------------------------------------- -------------------------------------- --------------------------------------
George W. Kasten                         Chairman of the Board                  Chairman of the Board, Baird
---------------------------------------- -------------------------------------- --------------------------------------
Paul Edward Purcell                      President, CEO and Director            President, CEO and Director, Baird
---------------------------------------- -------------------------------------- --------------------------------------
Glen Frederick Hackmann                  General Counsel and Secretary          General Counsel and Secretary, Baird
---------------------------------------- -------------------------------------- --------------------------------------
Martin Veidins                           CROP                                   CROP, Baird
---------------------------------------- -------------------------------------- --------------------------------------
Leonard Marion Rush                      CFO                                    CFO, Baird
---------------------------------------- -------------------------------------- --------------------------------------
Jeffrey Frank Freiburger                 Deputy Compliance Officer              Deputy Compliance Officer, Baird
---------------------------------------- -------------------------------------- --------------------------------------
Sharon Elizabeth Jensen                  SROP                                   SROP, Baird
---------------------------------------- -------------------------------------- --------------------------------------
Robert Joseph Berdan                     Director                               Director, Baird
---------------------------------------- -------------------------------------- --------------------------------------
Peter Wayne Bruce                        Director                               Director, Baird
---------------------------------------- -------------------------------------- --------------------------------------

               (h)  Western Asset Management ("Western") serves as an Investment
                    Manager of the Full Maturity Fixed Income Fund.

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                OTHER PRINCIPAL BUSINESSES DURING
NAME                                     POSITION(S) WITH WESTERN               THE LAST TWO FISCAL YEARS
---------------------------------------- -------------------------------------- --------------------------------------
Bruce D. Alberts                         Chief Financial Officer                Chief Financial Officer, Western
---------------------------------------- -------------------------------------- --------------------------------------
Ilene S. Harker                          Director, Compliance & Controls        Director, Compliance & Controls,
                                                                                Western
---------------------------------------- -------------------------------------- --------------------------------------
James W. Hirschmann                      Director and Chief Executive Officer   Director and Chief Executive
                                                                                Officer, Western
---------------------------------------- -------------------------------------- --------------------------------------

S. Kenneth Leech                         Director and Chief Investment Officer  Director and Chief Investment Officer,
                                                                                Western
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
W. Curtis Livingston                     Director and Chairman                  Director and Chairman, Western
---------------------------------------- -------------------------------------- --------------------------------------
James V. Nelson                          Director, Research                     Director, Research, Western
---------------------------------------- -------------------------------------- --------------------------------------
Jeffrey D. Van Schiack                   Director, Research                     Director, Research, Western
---------------------------------------- -------------------------------------- --------------------------------------
Stephen A. Walsh                         Deputy Chief Investment Officer        Deputy Chief Investment Officer,
                                                                                Western
---------------------------------------- -------------------------------------- --------------------------------------

               (i)  Pyrford International PLC ("Pyrford") serves as an
                    Investment Manager of the International Core Equity Fund.

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                OTHER PRINCIPAL BUSINESSES DURING
NAME                                     POSITION(S) WITH PYRFORD               THE LAST TWO FISCAL YEARS
---------------------------------------- -------------------------------------- --------------------------------------
Bruce L. Campbell                        Director, Chief Investment Officer     Director, Pyrford International,
                                         and Chief Executive Officer            PLC; Director, Pyrford Capital
                                                                                Limited
---------------------------------------- -------------------------------------- --------------------------------------
Anthony N. Cousins                       Director, Portfolio Manager, United    Director, Pyrford International PLC
                                         Kingdom and Europe
---------------------------------------- -------------------------------------- --------------------------------------
Charu L. Fernando                        Director, Portfolio Manager, Asia      Director, Pyrford International PLC
                                         and Canada
---------------------------------------- -------------------------------------- --------------------------------------
F.W. McCann                              Director                               Director, Pyrford International PLC;
                                                                                Trustee, The Winfield Foundation
---------------------------------------- -------------------------------------- --------------------------------------
D.L. Olive                               Director                               Director, Pyrford International PLC;
                                                                                Director & Treasurer, Reading Golf Club
---------------------------------------- -------------------------------------- --------------------------------------
M. Choksi                                Director                               Director, Pyrford International PLC;
                                                                                Managing Director, Strategic
                                                                                Investment Partners Inc.; Director,
                                                                                Emerging Markets Country Series
                                                                                Fund; Director, Emerging Markets
                                                                                South Asia Fund
---------------------------------------- -------------------------------------- --------------------------------------
B.P. Scanlon                             Proposed Director                      Proposed Director, Pyrford
                                                                                International PLC; Director,
                                                                                Brencorp Group P/L (Australia) and
                                                                                various subsidiaries; Director,
                                                                                Alady Holdings P/L (Australia) and
                                                                                various subsidiaries
---------------------------------------- -------------------------------------- --------------------------------------

ITEM 26. Principal Underwriters.

     (a) As of December 20, 2004, SEI Investments Distribution Co. (the "Distributor") serves as distributor for:

     The Advisors' Inner Circle Fund
     The Advisors' Inner Circle Fund II
     The MDL Funds
     Bishop Street Funds
     CNI Charter Funds
     Causeway Capital Management Trust
     The Japan Fund, Inc.
     SEI Asset Allocation Trust
     SEI Daily Income Trust
     SEI Index Funds
     SEI Institutional International Trust
     SEI Institutional Managed Trust
     SEI Institutional Investments Trust
     SEI Liquid Asset Trust
     SEI Tax Exempt Trust
     The Advisers Inner Circle Fund II
     The Expedition Funds
     Oak Associates Funds
     The Nevis Fund, Inc.
     Amerindo Funds Inc.
     TT International USA Master Trust
     TT International USA Feeder Trust
     HighMark Funds
     JohnsonFamily Funds, Inc.
     iShares, Inc.
     iShares Trust

     The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The Distributor is an indirect wholly-owned subsidiary of SEI Investments Company.

    (b) The following is a list of the executive officers, directors and partners of the Distributor:

------------------------------------------------- -----------------------------------------------------------
                      NAME                                       POSITION AND OFFICE(S) HELD
------------------------------------------------- -----------------------------------------------------------
William M. Doran                                  Director
------------------------------------------------- -----------------------------------------------------------
Carl A. Guarino                                   Director
------------------------------------------------- -----------------------------------------------------------
Edward D. Loughlin                                Director
------------------------------------------------- -----------------------------------------------------------
Wayne M. Withrow                                  Director
------------------------------------------------- -----------------------------------------------------------
Kevin Barr                                        President & Chief Executive Officer
------------------------------------------------- -----------------------------------------------------------
Maxine Chou                                       Chief Financial Officer & Treasurer
------------------------------------------------- -----------------------------------------------------------
Mark Greco                                        Chief Operations Officer
------------------------------------------------- -----------------------------------------------------------
John Munch                                        General Counsel & Secretary
------------------------------------------------- -----------------------------------------------------------
Karen LaTourette                                  Chief Compliance Officer & Assistant Secretary
------------------------------------------------- -----------------------------------------------------------
Mark Held                                         Senior Vice President
------------------------------------------------- -----------------------------------------------------------
Lori L. White                                     Vice President & Assistant Secretary
------------------------------------------------- -----------------------------------------------------------

------------------------------------------------- -----------------------------------------------------------
Robert Silvestri                                  Vice President
------------------------------------------------- -----------------------------------------------------------
John Coary                                        Vice President
------------------------------------------------- -----------------------------------------------------------
Michael Farrell                                   Vice President
------------------------------------------------- -----------------------------------------------------------
Joanne Nelson                                     Vice President
------------------------------------------------- -----------------------------------------------------------
Maria Rinehart                                    Vice President
------------------------------------------------- -----------------------------------------------------------

None of the directors and officers of the Distributor hold positions or offices with the Registrant. Unless otherwise noted, the business address for each SEI Investments Distribution Co. Board Member or Officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                  (c)      Not applicable

ITEM 27.          Location of Accounts and Records.


                  (1)      Wachovia Bank, National Association
                           123 South Broad Street
                           Philadelphia, Pennsylvania 19109
                           Rule 31a-1(a); Rule 31a-1(b)(1), (2), (3), (5), (6),
                           (7), (8)

                  (2)      AHA Investment Funds, Inc.
                           190 South LaSalle Street, Suite 2800
                           Chicago, Illinois 60603
                           Rule 31a-1(a); Rule 31a-1(b)(4), (9), (10), (11);
                           Rule 31a-1(f); Rule 31a-2(a); Rule 31a-2(e)

                  (3)      SEI Investments Distribution Co.
                           One Freedom Valley Drive
                           Oaks, Pennsylvania 19456
                           Rule 31a-1(d); Rule 31a-2(c)


ITEM 28.          Management Services.

                  Not applicable.

ITEM 29.          Undertakings.

                  Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on January 28, 2005.


                                                   AHA INVESTMENT FUNDS, INC.

                                                   By /s/ Douglas D. Peabody
                                                          ------------------
                                                   Douglas D. Peabody, President

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


              Name                                   Title                                  Date
              ----                                   -----                                  ----

/s/ Anthony J. Burke                                 Director                          )
----------------------------------------                                               )
Anthony J. Burke                                                                       )
                                                                                       )
/s/ Charles V. Doherty                               Director                          )
----------------------------------------                                               )
Charles V. Doherty                                                                     )
                                                                                       )
/s/ Frank A. Ehmann                                  Director                          )
----------------------------------------                                               )
Frank A. Ehmann                                                                        )
                                                                                       )
/s/ Gregory Francoeur                                Treasurer                         )
----------------------------------------             (chief accounting officer)        )
Gregory Francoeur                                                                      )
                                                                                       ) January 28, 2005
/s/ Douglas D. Peabody                               Director and President            )
----------------------------------------             (principal executive officer)     )
Douglas D. Peabody                                                                     )
                                                                                       )
                                                                                       )
/s/ John D. Oliverio                                 Director                          )
----------------------------------------                                               )
John D. Oliverio                                                                       )
                                                                                       )
/s/ Edward M. Roob                                   Director                          )
----------------------------------------                                               )
Edward M. Roob                                                                         )
                                                                                       )
/s/ Timothy G. Solberg                               Director and Secretary            )
----------------------------------------                                               )
Timothy G. Solberg                                                                     )
                                                                                       )
/s/ John L. Yoder                                    Director                          )
----------------------------------------                                               )
John L. Yoder                                                                          )


            Index of Exhibits Filed with this Registration Statement


Exhibit
Number           Description
---------------- ---------------------------------------------------------------

(e)(1) Form of Distribution Agreement between the Registrant and SEI Investments Distribution Co.

(g)(1) Form of Custody Agreement between the Registrant and Wachovia Bank, National Association

(h)(1) Form of Transfer Agency of Services Agreement between the Registrant and Forum Shareholder Services, LLC.

(h)(2) Form of Fee Schedule to Transfer Agency Services Agreement between Registrant and Forum Shareholder Services, LLC.

(h)(3) Form of Administration Agreement between the Registrant and SEI Global Services, Inc. dated January __, 2005.

(j)              Consent of Ernst & Young

(m)(2)           Form of Amended Rule 12b-1 Plan for Class A Shares dated
                 ______________.

(m)(4) Form of Amended Rule 12b-1 Plan for Institutional Servicing Class Shares dated ______________.